UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund

The fund's portfolio
7/31/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (30.6%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.168s, 2051			$289,000	$313,013
FRB Ser. 07-4, Class A3, 5.798s, 2051			965,000	1,021,356
Ser. 07-2, Class A2, 5.634s, 2049			1,772,915	1,785,697
FRB Ser. 07-3, Class A2, 5.624s, 2049			438,274	450,340
Ser. 07-5, Class A3, 5.62s, 2051			1,050,000	1,111,177
Ser. 07-1, Class A3, 5.449s, 2049			717,000	751,741
Ser. 06-5, Class A2, 5.317s, 2047			1,463,062	1,478,453
Ser. 06-6, Class A2, 5.309s, 2045			1,246,747	1,252,468
Ser. 07-1, Class XW, IO, 0.308s, 2049			1,600,195	19,125

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036			553,000	558,989
Ser. 02-PB2, Class XC, IO, 0.716s, 2035			3,238,671	10,688
Ser. 04-4, Class XC, IO, 0.437s, 2042			1,934,465	31,069

Banc of America Funding Corp. FRB Ser. 06-A, Class 3A2, 2.864s, 2036			666,302	376,461

Bear Stearns Alt-A Trust FRB Ser. 06-2, Class 24A1, 5.585s, 2036			154,383	94,637

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW17, Class A3, 5.736s, 2050(F)			245,000	257,160
FRB Ser. 07-PW16, Class A2, 5.663s, 2040(F)			2,826,947	3,000,738
Ser. 06-PW13, Class A2, 5.426s, 2041			372,000	372,484
Ser. 06-PW14, Class A2, 5.123s, 2038			622,000	626,558
Ser. 05-PWR9, Class A2, 4.735s, 2042			100,272	100,159

Citigroup Commercial Mortgage Trust FRB Ser. 07-C6, Class A3, 5.698s, 2049			508,000	537,859

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A2A, 5.264s, 2037			65,351	42,907

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048			854,361	860,640
Ser. 06-CD2, Class A2, 5.408s, 2046			248,737	248,557

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E, 7.64s, 2032			586,000	615,300

Commercial Mortgage Pass-Through Certificates Ser. 06-C8, Class A2B, 5.248s, 2046			763,154	768,625

Countrywide Alternative Loan Trust FRB Ser. 05-84, Class 4A1, 5.76s, 2036			2,280,513	1,413,918

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.742s, 2034			920,449	124,239
Ser. 05-R3, Class AS, IO, 5.618s, 2035			366,208	50,899
FRB Ser. 04-R2, Class 1AF1, 0.607s, 2034			908,295	726,636
FRB Ser. 05-R3, Class AF, 0.587s, 2035			359,849	300,474

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.207s, 2041			1,499,000	1,549,640
FRB Ser. 07-C4, Class A2, 5.799s, 2039			1,790,304	1,816,844
Ser. 07-C5, Class A3, 5.694s, 2040			1,000,000	1,056,835
Ser. 07-C5, Class AAB, 5.62s, 2040			1,392,000	1,472,010
Ser. 07-C2, Class A2, 5.448s, 2049			1,170,744	1,179,322
Ser. 07-C1, Class AAB, 5.336s, 2040			1,148,000	1,215,043
Ser. 06-C5, Class A2, 5.246s, 2039			661,004	664,530

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036			476,000	479,570
Ser. 02-CP5, Class E, 5.339s, 2035			753,000	773,408
Ser. 05-C5, Class AM, 5.1s, 2038			890,000	922,923
Ser. 03-CPN1, Class E, 4.891s, 2035			408,000	401,464

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			640,000	668,822
FRB Ser. 03-CK2, Class G, 5.744s, 2036			857,000	859,581
Ser. 03-C3, Class AX, IO, 1.728s, 2038			19,311,524	450,069
Ser. 04-C4, Class AX, IO, 0.355s, 2039			1,575,950	35,774

CWCapital Cobalt Ser. 07-C3, Class A2, 5.736s, 2046			1,169,000	1,196,068

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR6, Class A6, 0.377s, 2037			1,185,030	604,365
FRB Ser. 06-AR6, Class A4, 0.357s, 2037			194,900	120,838

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2, Class B3, 6.04s, 2031			579,337	602,158

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.736s, 2035			55,338	85,207
IFB Ser. 3835, Class SN, 15.659s, 2041			3,978,813	5,183,001
IFB Ser. 3727, Class PS, IO, 6.514s, 2038			3,723,524	646,770
IFB Ser. 3055, Class MS, IO, 6.414s, 2035			1,519,849	271,096
IFB Ser. 3852, Class LS, IO, 6.264s, 2041			2,077,427	377,863
IFB Ser. 3852, Class TB, 5.814s, 2041			920,168	882,533
IFB Ser. 3752, Class PS, IO, 5.814s, 2040			5,944,896	1,045,588
Ser. 3645, Class ID, IO, 5s, 2040			117,663	18,472
Ser. 3680, Class KI, IO, 5s, 2038			3,066,426	544,996
Ser. 3632, Class CI, IO, 5s, 2038			137,286	22,161
Ser. 3626, Class DI, IO, 5s, 2037			95,975	10,245
Ser. 3653, Class CI, IO, 5s, 2036			2,685,313	285,798
Ser. 3623, Class CI, IO, 5s, 2036			86,390	14,655
Ser. 3707, Class HI, IO, 4s, 2023			196,372	17,833
Ser. T-8, Class A9, IO, 0.343s, 2028			234,337	2,636
Ser. T-59, Class 1AX, IO, 0.273s, 2043			516,224	3,872
Ser. T-48, Class A2, IO, 0.212s, 2033			725,356	5,282
FRB Ser. T-54, Class 2A, IO, zero %, 2043			300,282	47

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.851s, 2031			488,257	715,430
IFB Ser. 06-86, Class SY, 23.33s, 2036			394,972	574,029
IFB Ser. 05-75, Class GS, 19.688s, 2035			656,382	917,939
IFB Ser. 11-4, Class CS, 12.526s, 2040			1,119,896	1,280,844
Ser. 398, Class C5, IO, 5s, 2039			322,652	64,530
Ser. 10-100, Class AI, IO, 4 1/2s, 2025			2,510,765	247,711
Ser. 03-W10, Class 1, IO, 1.492s, 2043			121,836	5,483
Ser. 98-W5, Class X, IO, 1.326s, 2028			168,703	7,312
Ser. 98-W2, Class X, IO, 1.035s, 2028			408,640	18,790
Ser. 03-W1, Class 2A, IO, zero %, 2042			632,342	49

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			468,000	463,320

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049			973,000	1,020,949
FRB Ser. 04-C3, Class B, 5.338s, 2039(F)			1,839,000	1,922,507
FRB Ser. 06-C1, Class A2, 5.333s, 2044(F)			278,414	290,527

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037			400,000	414,618
FRB Ser. 04-C1, Class F, 5.088s, 2038			616,000	600,600
Ser. 05-C2, Class XC, IO, 0.128s, 2043			10,550,771	83,351
Ser. 05-C3, Class XC, IO, 0.074s, 2045			73,848,781	369,837

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			710,000	704,261

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.7s, 2041			2,432,746	3,597,691
IFB Ser. 10-158, Class SD, 14.441s, 2040			377,000	452,004
IFB Ser. 11-70, Class WS, 9.328s, 2040			1,272,000	1,246,929
IFB Ser. 11-56, Class MS, 6.89s, 2041			1,956,066	1,971,597
IFB Ser. 11-56, Class SG, 6.89s, 2041			1,089,018	1,099,800
IFB Ser. 10-167, Class SM, IO, 6.494s, 2040			1,823,259	355,207
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035			2,595,997	481,511
IFB Ser. 10-31, Class PS, IO, 6.364s, 2038			1,210,646	228,086
IFB Ser. 11-40, Class AS, IO, 5.934s, 2036			796,156	129,455
IFB Ser. 11-70, Class SN, IO, 5.714s, 2041			2,891,000	745,040
IFB Ser. 11-70, Class SH, IO, 5.704s, 2041			3,615,000	927,971
IFB Ser. 11-70, Class WI, IO, 4.664s, 2040			1,272,000	226,925
Ser. 11-70, PO, zero %, 2041			5,136,155	3,840,149
Ser. 10-151, Class KO, PO, zero %, 2037			836,715	734,368

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039			842,061	851,737
Ser. 05-GG5, Class A2, 5.117s, 2037			1,034,227	1,041,205

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035			626,000	616,085

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.58s, 2038(F)			803,000	846,730
Ser. 06-GG6, Class A2, 5.506s, 2038			1,536,507	1,559,555

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1, IO, 0.841s, 2040			1,666,548	13,860

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.569s, 2035			734,216	104,626
IFB Ser. 04-4, Class 1AS, IO, 5.384s, 2034			366,491	53,916
Ser. 98-2, IO, 0.69s, 2027			66,170	5
FRB Ser. 04-4, Class 1AF, 0.587s, 2034			366,491	293,193
FRB Ser. 05-RP1, Class 1AF, 0.537s, 2035			734,216	587,373
Ser. 98-3, IO, 0.4s, 2027			78,701	6
Ser. 99-2, IO, zero %, 2027			113,357	9
Ser. 98-4, IO, zero %, 2026			88,427	7

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.233s, 2036			120,446	12,045
FRB Ser. 07-AR7, Class 2A1, 4.751s, 2037			707,486	379,212
FRB Ser. 06-AR11, Class 3A1, 2.916s, 2036			114,551	54,394
FRB Ser. 06-AR29, Class A2, 0.267s, 2036			1,618,442	817,313

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, 0.387s, 2037			1,614,044	807,022

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.987s, 2051			2,867,000	3,044,887
Ser. 06-LDP7, Class A2, 5.866s, 2045			208,156	207,972
Ser. 07-C1, Class ASB, 5.857s, 2051			1,253,000	1,344,758
Ser. 07-LD12, Class A2, 5.827s, 2051			1,470,000	1,505,287
FRB Ser. 07-LD11, Class A3, 5.817s, 2049			382,000	405,651
Ser. 06-CB17, Class A3, 5.45s, 2043			545,000	552,811
Ser. 06-LDP8, Class A3B, 5.447s, 2045			70,000	73,488
Ser. 07-LDPX, Class A2, 5.434s, 2049			552,293	577,007
Ser. 2002-C3, Class D, 5.314s, 2035			424,000	428,924
Ser. 06-LDP9, Class A2S, 5.298s, 2047(F)			1,668,000	1,690,380
Ser. 06-LDP8, Class A2, 5.289s, 2045			1,211,118	1,212,587
Ser. 05-CB13, Class A2, 5.247s, 2043			1,389,953	1,387,624
Ser. 04-CB8, Class B, 4 1/2s, 2039			876,000	871,600
Ser. 06-CB16, Class X1, IO, 0.155s, 2045			3,628,933	46,450

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 02-C1, Class E, 6.135s, 2037			496,000	500,950

LB Commercial Conduit Mortgage Trust Ser. 07-C3, Class A2, 5.84s, 2044			668,000	681,692

LB Commercial Conduit Mortgage Trust 144A FRB Ser. 07-C3, Class A2FL, 5.84s, 2044			708,000	721,699

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040			16,830	17,288
Ser. 07-C7, Class A2, 5.588s, 2045			1,660,000	1,693,374
Ser. 06-C3, Class A2, 5.532s, 2032			24,544	24,548
Ser. 06-C6, Class AM, 5.413s, 2039(F)			1,915,000	1,960,607
Ser. 05-C7, Class A2, 5.103s, 2030			44,219	44,219
Ser. 03-C5, Class F, 4.843s, 2037			380,000	364,800
Ser. 07-C2, Class XW, IO, 0.557s, 2040			1,075,084	22,530

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035			730,000	735,183
Ser. 03-C5, Class XCL, IO, 0.758s, 2037			1,181,804	15,277

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 97-C2, Class F, 6 1/4s, 2029			668,718	705,461

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827s, 2050			1,229,000	1,312,764
FRB Ser. 07-C1, Class A2, 5.723s, 2050			882,406	897,685
Ser. 08-C1, Class A2, 5.425s, 2051			550,000	562,694
Ser. 05-MCP1, Class XC, IO, 0.19s, 2043			57,214,784	623,641

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.93s, 2049			362,000	384,145
Ser. 07-7, Class ASB, 5.744s, 2050			868,000	915,855
Ser. 06-1, Class A2, 5.439s, 2039			160,025	159,942
Ser. 07-6, Class A2, 5.331s, 2051			1,651,000	1,671,681
Ser. 2006-3, Class A2, 5.291s, 2046			1,275,849	1,275,468
FRB Ser. 06-4, Class A2FL, 0.306s, 2049			1,451,987	1,362,599

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.839s, 2049			969,000	994,095
Ser. 07-HQ13, Class A2, 5.649s, 2044			3,201,000	3,290,840
Ser. 07-IQ16, Class A2, 5.623s, 2049			573,000	584,512
Ser. 2006-HQ9, Class A2, 5.618s, 2044			233,179	233,152
Ser. 07-IQ14, Class A2, 5.61s, 2049			1,353,068	1,379,107
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			427,117	436,074
Ser. 07-IQ13, Class A3, 5.331s, 2044			676,000	711,205
Ser. 06-T21, Class A2, 5.09s, 2052			11,817	11,832
Ser. 05-HQ6, Class A2A, 4.882s, 2042			440,972	444,681
Ser. 03-IQ4, Class X1, IO, 1.839s, 2040			14,579,102	399,653
FRB Ser. 07-HQ12, Class A2FL, 0.437s, 2049			196,144	175,176

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			783,000	790,157

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.728s, 2035			513,000	490,890

Morgan Stanley Mortgage Loan Trust FRB Ser. 06-3AR, Class 3A1, 5.385s, 2036			226,952	140,710

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			574,000	602,046

Residential Accredit Loans, Inc. Ser. 06-QS13, Class 1A5, 6s, 2036			45,493	26,372

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			627,000	658,216

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 06-9, Class 1A1, 5.11s, 2036			128,174	78,252

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.029s, 2045			323,257	45,256
Ser. 07-4, Class 1A4, IO, 1s, 2045			714,497	28,778

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2, Class A, 0.537s, 2035			1,558,407	1,184,389

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.978s, 2039(F)			1,917,000	1,910,223

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039			358,655	356,862

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.743s, 2049			842,000	899,208
Ser. 06-C25, Class A2, 5.684s, 2043			103,062	103,062
Ser. 06-C28, Class A3, 5.679s, 2048			455,000	489,706
Ser. 2006-C28, Class A2, 5 1/2s, 2048			1,248,236	1,251,071
Ser. 07-C30, Class APB, 5.294s, 2043			688,000	728,805
Ser. 07-C30, Class A3, 5.246s, 2043			826,000	841,276
Ser. 05-C17, Class AJ, 5.224s, 2042			430,000	425,356
Ser. 06-C29, IO, 0.37s, 2048			44,954,950	668,930

Wachovia Bank Commercial Mortgage Trust 144A Ser. 03-C3, Class IOI, IO, 1.062s, 2035			34,802,315	424,237

Total mortgage-backed securities (cost $128,237,335)				$129,374,456

ASSET-BACKED SECURITIES (7.8%)(a)
			Principal amount	Value

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030			$677,723	$467,629
Ser. 00-A, Class A2, 7.575s, 2030			2,341,225	1,521,797

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032			2,019,542	1,575,243
Ser. 00-5, Class A7, 8.2s, 2032			647,131	529,838
Ser. 00-5, Class A6, 7.96s, 2032			3,110,786	2,519,736
Ser. 01-1, Class A5, 7.49s, 2031			3,020,147	3,083,383
Ser. 00-6, Class A5, 7.27s, 2031			1,365,519	1,434,068
Ser. 01-3, Class A4, 6.91s, 2033			442,184	455,450

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029			1,541,607	1,375,884
Ser. 96-8, Class M1, 7.85s, 2027			366,000	375,625
FRN Ser. 96-9, Class M1, 7.63s, 2027			1,252,000	1,267,850
Ser. 97-6, Class M1, 7.21s, 2029			747,000	660,616
Ser. 99-3, Class A8, 7.06s, 2031			700,000	665,875
Ser. 97-8, Class M1, 7.02s, 2027			1,989,000	1,439,539
Ser. 1997-5, Class M1, 6.95s, 2029			1,306,000	1,227,640
Ser. 99-2, Class A6, 6.92s, 2030			1,383,000	1,309,528
Ser. 98-3, Class A6, 6.76s, 2030			474,223	511,257
Ser. 99-3, Class A7, 6.74s, 2031			479,858	480,308
Ser. 99-2, Class A7, 6.44s, 2030			388,631	408,020

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031			1,465,914	1,480,573

GSAA Home Equity Trust
FRB Ser. 07-3, Class A4A, 0.407s, 2047			241,587	115,962
FRB Ser. 06-17, Class A1, 0.247s, 2036			1,175,353	534,786
FRB Ser. 07-3, Class 2A1A, 0.188s, 2047			1,107,991	548,456

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.237s, 2036			13,663	9,223

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.437s, 2032			1,797,000	1,635,270

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030			1,028,473	668,829
Ser. 00-D, Class A4, 7.4s, 2030			508,942	323,178
Ser. 98-A, Class M, 6.825s, 2028			1,324,000	1,274,512
Ser. 01-C, Class A3, 6.61s, 2021			2,654,437	1,479,848
Ser. 99-B, Class A3, 6.45s, 2017			1,018,332	984,282
Ser. 01-E, Class A3, 5.69s, 2031			841,666	700,687
Ser. 01-D, Class A2, 5.26s, 2019			978,465	655,572
Ser. 02-B, Class A2, 5.19s, 2019			1,282,343	1,222,787

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1, 0.237s, 2037			42,291	39,754

Total asset-backed securities (cost $33,131,413)				$32,983,005

CORPORATE BONDS AND NOTES (7.4%)(a)
			Principal amount	Value

Advertising and marketing services (0.1%)

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020			$315,000	$322,887

				322,887
Airlines (0.1%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			141,526	150,194

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			146,353	155,135

				305,329
Automotive (0.1%)

BMW US Capital, LLC company guaranty sr. unsec. unsub. notes Ser. EMTN, 4 1/4s, 2011			120,000	121,495

Daimler Finance North America LLC company guaranty unsec. unsub. notes 7.3s, 2012 (Germany)			310,000	319,431

Daimler Finance North America, LLC company guaranty unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)			115,000	115,585

				556,511
Banking (1.5%)

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.45s, 2017 (United Kingdom)			552,000	518,058

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012			650,000	676,748

ING Bank NV 144A sr. unsec. notes FRN 1.297s, 2013 (Netherlands)			585,000	585,037

JPMorgan Chase Capital XX company guaranty jr. unsec. sub. notes Ser. T, 6.55s, 2036			845,000	857,782

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s, 2016 (United Kingdom)			510,000	526,648

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s, 2013 (Australia)			690,000	702,642

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)			325,000	331,780

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)			430,000	451,858

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			200,000	208,024

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s, 2013 (Japan)			685,000	697,077

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			200,000	210,260

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012 (Australia)			720,000	733,564

				6,499,478
Beverage (0.3%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			565,000	637,784

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			400,000	441,000

				1,078,784
Broadcasting (0.1%)

Turner Broadcasting System, Inc. sr. unsec. unsub. note company quaranty 8 3/8s, 2013			360,000	407,592

				407,592
Cable television (0.1%)

Comcast Cable Holdings LLC debs. 9.8s, 2012			58,000	60,580

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			447,000	517,486

				578,066
Chemicals (0.2%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			255,000	262,518

Dow Chemical Co. (The) sr. unsec. FRN 2.518s, 2011			80,000	80,026

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014			355,000	413,804

				756,348
Computers (0.2%)

Seagate Technology International 144A company guaranty sr. sec. notes 10s, 2014 (Cayman Islands)			466,000	535,900

Xerox Corp. sr. unsec. notes 6 7/8s, 2011			435,000	435,912

				971,812
Consumer goods (0.1%)

Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012			435,000	440,904

				440,904
Electric utilities (0.7%)

Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s, 2012			820,000	860,726

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.199s, 2013			130,000	128,700

FirstEnergy Corp. notes Ser. B, 6.45s, 2011			291,000	295,508

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012			631,000	692,122

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			208,546	208,729

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			654,000	856,149

				3,041,934
Financial (0.3%)

Berkshire Hathaway Finance Corp. company guaranty sr. notes 4s, 2012			85,000	87,074

Erac USA Finance Co. 144A company guaranty notes 2 1/4s, 2014			390,000	394,627

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013			445,000	455,535

GATX Corp. notes 4 3/4s, 2012			180,000	187,176

				1,124,412
Food (0.3%)

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013			730,000	752,260

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			400,000	477,000

				1,229,260
Forest products and packaging (0.3%)

Sealed Air Corp. sr. notes 7 7/8s, 2017			265,000	288,220

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013			825,000	899,355

				1,187,575
Insurance (0.6%)

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			235,000	253,093

MetLife Global Funding I 144A sr. sec. unsub. notes 5 1/8s, 2013			100,000	106,291

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012			270,000	275,837

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014			100,000	109,554

MetLife, Inc. sr. unsec. unsub. notes 2 3/8s, 2014			500,000	512,848

New York Life Global Funding 144A notes 3s, 2015			930,000	974,255

Prudential Financial, Inc. sr. notes 6.2s, 2015			425,000	478,938

				2,710,816
Investment banking/Brokerage (0.2%)

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012			194,000	198,776

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 2.95s, 2012			770,000	787,562

				986,338
Media (0.1%)

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014			310,000	336,245

				336,245
Metals (0.4%)

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			400,000	435,000

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			245,000	333,840

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			269,000	284,131

Teck Resources Limited sr. unsec. unsub. notes 7s, 2012 (Canada)			630,000	667,168

				1,720,139
Natural gas utilities (0.5%)

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012			740,000	773,179

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012			490,000	515,725

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012			600,000	632,937

				1,921,841
Oil and gas (0.2%)

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)			250,000	260,000

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)			500,000	529,249

				789,249
Real estate (0.2%)

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015(R)			700,000	781,860

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			70,000	75,570

				857,430
Regional Bells (0.2%)

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015			605,000	657,938

				657,938
Retail (0.3%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			465,000	499,875

QVC Inc. 144A sr. notes 7 1/8s, 2017			215,000	230,588

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			505,000	600,793

				1,331,256
Telecommunications (0.2%)

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			625,000	662,017

				662,017
Telephone (0.2%)

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			610,000	646,440

				646,440

Total corporate bonds and notes (cost $30,225,405)				$31,120,601

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, May 20, 2041			$1,995,738	$2,129,671
4s, with due dates from January 20, 2041 to February 20, 2041			1,968,064	2,034,717

				4,164,388
U.S. Government Agency Mortgage Obligations (3.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			944,175	923,447

Federal National Mortgage Association Pass-Through Certificates
5s, TBA, August 1, 2041			5,000,000	5,336,719
4 1/2s, TBA, August 1, 2041			4,000,000	4,175,625
4s, TBA, August 1, 2041			6,000,000	6,095,625

				16,531,416

Total U.S. government and agency mortgage obligations (cost $20,427,097)				$20,695,804

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)(a)
			Principal amount	Value

Morgan Stanley 2s, FDIC guaranteed notes, September 22, 2011			$700,000	$701,821

Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011			308,000	311,078
2 1/8s, FDIC guaranteed notes, June 15, 2012			392,000	398,118

Total U.S. government agency obligations (cost $1,402,897)				$1,411,017

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020			$56,000	$55,545

Total U.S. treasury obligations (cost $52,580)				$55,545

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		$4,088,302	$187,776

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		4,088,302	158,013

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		4,088,302	157,808

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		4,088,302	134,342

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		1,635,321	74,145

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		1,635,321	53,786

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		4,088,302	191,578

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		4,088,302	129,722

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		7,658,044	359,928

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		7,658,044	240,845

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		4,069,003	180,420

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		4,069,003	134,440

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.6		3,714,462	99,808

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.6		3,714,462	35,176

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.025% versus the three month USD-LIBOR-BBA maturing December 20, 2041.	Dec-11/4.025		4,732,155	280,522

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.025% versus the three month USD-LIBOR-BBA maturing December 20, 2041.	Dec-11/4.025		4,732,155	157,675

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		2,143,551	150,070

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		2,143,551	56,568

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		1,041,060	71,937

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		1,041,060	25,962

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		2,808,801	115,638

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		2,808,801	36,655

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31		402,912	10,250

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31		402,912	1,479

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		7,646,816	213,193

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		7,646,816	114,855

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		2,453,222	136,080

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		2,453,222	57,749

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		6,663,016	164,243

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		6,663,016	78,157

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		9,780,394	447,649

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		9,780,394	175,265

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		5,621,920	121,546

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		5,621,920	44,975

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.14% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.14		2,130,000	46,200

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.64% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64		2,130,000	64

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		3,229,328	173,544

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		3,229,328	12,820

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.065		1,980,000	40,273

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.565% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565		1,980,000	—

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	Dec-11/1.578	CHF	2,290,000	35

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	Dec-11/1.602	CHF	2,290,000	29

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	2,290,000	81

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	2,290,000	87

Total purchased options outstanding (cost $5,017,829)				$4,871,388

FOREIGN GOVERNMENT BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			$1,340,000	$1,310,078

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.467s, 2012			2,130,000	515,077

Korea Development Bank sr. unsec. unsub. notes 4s, 2016			300,000	310,512

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012			600,000	611,213

Total foreign government bonds and notes (cost $2,883,917)				$2,746,880

SHORT-TERM INVESTMENTS (55.0%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills for effective yields ranging from 0.119% to 0.150%, May 3, 2012(SEGSF)			$19,000,000	$18,979,300

U.S. Treasury Bills for effective yields ranging from 0.122% to 0.129%, April 5, 2012(SEGSF)			20,000,000	19,982,571

U.S. Treasury Bills for an effective yield of 0.221%, March 8, 2012(SEGSF)			5,000,000	4,992,667

U.S. Treasury Bills for effective yields ranging from 0.197% to 0.200%, December 15, 2011(SEG)(SEGSF)			60,000,000	59,936,156

U.S. Treasury Bills for effective yields ranging from 0.112% to 0.143%, October 20, 2011(SEG)(SEGSF)			64,700,000	64,667,834

U.S. Treasury Bills for an effective yield of 0.104%, September 22, 2011			15,000,000	14,995,558

U.S. Treasury Bills for an effective yield of 0.087%, August 25, 2011(SEG)(SEGSF)			13,000,000	12,998,293

Putnam Money Market Liquidity Fund 0.05%(e)			35,906,625	35,906,625

Total short-term investments (cost $232,459,004)				$232,459,004

TOTAL INVESTMENTS

Total investments (cost $453,837,477)(b)				$455,717,700

FORWARD CURRENCY CONTRACTS at 7/31/11 (aggregate face value $1,368,236) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/17/11	$5,379	$5,099	$(280)
	British Pound	Sell	8/17/11	26,941	26,200	(741)
	Canadian Dollar	Buy	8/17/11	2,407	2,329	78
	Euro	Buy	8/17/11	71,230	70,477	753
	Japanese Yen	Sell	8/17/11	9,292	8,852	(440)
	Swedish Krona	Sell	8/17/11	3,876	3,778	(98)
	Swiss Franc	Sell	8/17/11	32,958	31,074	(1,884)
Barclays Bank PLC
	British Pound	Sell	8/17/11	61,767	60,038	(1,729)
	Canadian Dollar	Buy	8/17/11	13,603	13,163	440
	Swiss Franc	Sell	8/17/11	32,705	30,837	(1,868)
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	6,587	6,243	344
	British Pound	Sell	8/17/11	47,640	46,339	(1,301)
	Canadian Dollar	Buy	8/17/11	13,080	12,655	425
	Euro	Buy	8/17/11	7,180	7,113	67
	Japanese Yen	Buy	8/17/11	2,372	2,260	112
	Swiss Franc	Buy	8/17/11	380	359	21
Credit Suisse AG
	Australian Dollar	Sell	8/17/11	1,866	1,767	(99)
	British Pound	Sell	8/17/11	116,470	115,968	(502)
	Euro	Sell	8/17/11	9,191	9,107	(84)
	Swedish Krona	Sell	8/17/11	10,167	9,908	(259)
	Swiss Franc	Sell	8/17/11	16,352	15,408	(944)
Deutsche Bank AG
	Australian Dollar	Sell	8/17/11	3,732	3,528	(204)
	British Pound	Sell	8/17/11	53,225	52,128	(1,097)
	Canadian Dollar	Buy	8/17/11	10,464	10,118	346
	Euro	Sell	8/17/11	29,296	29,024	(272)
	Swedish Krona	Sell	8/17/11	1,811	1,765	(46)
	Swiss Franc	Sell	8/17/11	3,042	4,520	1,478
Goldman Sachs International
	Australian Dollar	Sell	8/17/11	8,233	7,804	(429)
	British Pound	Sell	8/17/11	2,300	2,237	(63)
	Euro	Sell	8/17/11	38,487	38,134	(353)
	Swiss Franc	Sell	8/17/11	27,127	25,570	(1,557)
HSBC Bank USA, National Association
	British Pound	Buy	8/17/11	159,018	154,585	4,433
	Euro	Buy	8/17/11	10,483	10,420	63
	Swiss Franc	Buy	8/17/11	62,114	58,562	3,552
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/17/11	9,002	8,533	469
	British Pound	Sell	8/17/11	164	160	(4)
	Euro	Buy	8/17/11	37,482	37,138	344
	Japanese Yen	Sell	8/17/11	962	916	(46)
	Swiss Franc	Sell	8/17/11	26,493	24,969	(1,524)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	8/17/11	4,271	4,152	(119)
	Euro	Buy	8/17/11	31,163	30,888	275
	Swedish Krona	Buy	8/17/11	32,311	31,573	738
	Swiss Franc	Sell	8/17/11	39,423	37,170	(2,253)
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	67,402	63,891	3,511
	Euro	Buy	8/17/11	4,883	4,837	46
	Japanese Yen	Buy	8/17/11	9,601	9,147	454
	Swedish Krona	Buy	8/17/11	19,062	18,640	422
	Swiss Franc	Buy	8/17/11	108,509	102,308	6,201
UBS AG
	British Pound	Buy	8/17/11	4,435	4,312	123
	Euro	Sell	8/17/11	5,457	5,409	(48)
Westpac Banking Corp.
	Australian Dollar	Sell	8/17/11	1,756	1,663	(93)
	British Pound	Buy	8/17/11	14,292	13,902	390
	Euro	Buy	8/17/11	87,745	86,942	803
	Japanese Yen	Buy	8/17/11	1,930	1,839	91
	Swedish Krona	Sell	8/17/11	2,542	2,478	(64)

Total						$7,578

FUTURES CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	45	$5,413,867	Sep-11	$56,675
Canadian Government Bond 10 yr (Long)	6	800,879	Sep-11	3,428
Euro-Bund 10 yr (Long)	15	2,809,031	Sep-11	22,697
Euro-Dollar 90 day (Short)	131	32,563,325	Jun-12	(69,903)
Euro-Swiss Franc 3 Month (Short)	15	4,743,996	Dec-11	(21,743)
Euro-Swiss Franc 3 Month (Short)	15	4,731,164	Dec-12	(46,528)
Euro-Swiss Franc 3 Month (Short)	15	4,739,719	Jun-12	(38,289)
Euro-Swiss Franc 3 Month (Short)	15	4,742,570	Mar-12	(29,957)
Euro-Swiss Franc 3 Month (Short)	15	4,744,471	Sep-11	(12,110)
Japanese Government Bond 10 yr (Long)	2	3,680,550	Sep-11	8,156
Japanese Government Bond 10 yr Mini (Long)	2	367,977	Sep-11	716
U.K. Gilt 10 yr (Long)	24	4,932,547	Sep-11	113,790
U.S. Treasury Bond 20 yr (Short)	158	20,243,750	Sep-11	(606,675)
U.S. Treasury Bond 30 yr (Long)	89	11,742,438	Sep-11	411,980
U.S. Treasury Note 10 yr (Short)	182	22,875,125	Sep-11	(292,190)
U.S. Treasuyr Note 5 yr (Long)	58	7,043,828	Sep-11	112,718
U.S. Treasury Note 2 yr (Short)	138	30,349,219	Sep-11	(58,012)

Total				$(445,247)

WRITTEN OPTIONS OUTSTANDING at 7/31/11 (premiums received $13,774,711) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		$5,404,500	Jan-12/4.72	$4,810
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		189,400	Apr-12/4.8675	456
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		189,400	Apr-12/4.8675	27,552
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		2,926,000	Aug-11/4.475	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		2,926,000	Aug-11/4.475	400,072
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		3,714,000	Aug-11/4.49	513,720
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		3,714,000	Aug-11/4.49	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		1,857,000	Aug-11/4.55	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		1,857,000	Aug-11/4.55	266,832
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		1,266,000	Aug-11/4.7	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		1,266,000	Aug-11/4.7	200,332
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		4,204,800	Aug-15/4.375	549,399
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		4,204,800	Aug-15/4.375	485,823
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		4,204,800	Aug-15/4.46	513,700
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		4,204,800	Aug-15/4.46	521,101
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		2,650,276	Dec-11/2.225	13,304
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		2,650,276	Dec-11/2.225	58,094
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		5,287,124	Dec-11/2.28	25,547
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		5,287,124	Dec-11/2.28	125,569
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 3.33% versus the three month USD-LIBOR-BBA maturing December 20, 2021.		7,876,393	Dec-11/3.33	114,129
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 3.33% versus the three month USD-LIBOR-BBA maturing December 20, 2021.		7,876,393	Dec-11/3.33	275,910
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		91,380	Feb-15/5.27	3,633
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		91,380	Feb-15/5.27	10,191
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		5,404,500	Jan-12/4.72	761,278
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		9,007,500	Jan-12/4.8	6,125
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		9,007,500	Jan-12/4.8	1,332,750
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		1,343,726	Jul-14/4.19	84,789
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		1,343,726	Jul-14/4.19	84,789
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		1,337,383	Jul-14/4.29	77,742
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		1,337,383	Jul-14/4.29	89,118
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		537,490	Jul-14/4.34	30,515
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		537,490	Jul-14/4.34	36,959
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,343,726	Jul-14/4.35	75,835
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,343,726	Jul-14/4.35	93,025
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		2,517,014	Jul-14/4.36	140,452
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		2,517,014	Jul-14/4.36	175,834
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		1,343,729	Jul-14/4.3725	74,627
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		1,343,729	Jul-14/4.375	94,650
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		2,174,629	Jul-16/4.67	157,878
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		2,174,629	Jul-16/4.67	157,878
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		2,164,363	Jul-16/4.74	147,781
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		2,164,363	Jul-16/4.74	162,529
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		4,073,428	Jul-16/4.79	271,922
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		4,073,428	Jul-16/4.79	314,444
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		869,852	Jul-16/4.8	57,814
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		869,852	Jul-16/4.8	67,428
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		2,174,629	Jul-16/4.8	144,856
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		2,174,629	Jul-16/4.8	168,514
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		2,174,629	Jul-16/4.815	143,469
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		2,174,629	Jul-16/4.815	169,967
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		3,006,194	Jun-16/4.12	105,547
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,958,171	Jun-16/4.39	121,196
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,939,389	Jun-16/4.575	113,137
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,939,389	Jun-16/4.575	133,096
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		1,348,204	Jun-16/4.815	89,777
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		1,348,204	Jun-16/4.815	107,627
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		1,738,940	Jun-16/4.86	141,706
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,958,171	Jun-16/4.89	97,407
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		3,006,194	Jun-16/5.12	89,362
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		1,738,940	Jun-16/5.86	69,545
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,625,739	May-16/4.11	126,683
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,569,888	May-16/4.36	143,974
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,552,121	May-16/4.6	134,803
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,552,121	May-16/4.6	163,149
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		4,448,392	May-16/4.7575	154,012
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		4,448,392	May-16/4.7575	221,241
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		6,793,157	May-16/4.7575	236,524
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.		6,793,157	May-16/4.7575	337,960
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		6,400,199	May-16/4.765	216,698
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		6,400,199	May-16/4.765	318,826
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		16,982,891	May-16/4.77	584,687
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		16,982,891	May-16/4.77	850,147
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,569,888	May-16/4.86	118,306
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		3,625,739	May-16/5.11	108,105
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		16,694,728	Oct-11/1.97	231,556
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		16,694,728	Oct-11/2.47	11,686
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		4,829,800	Sep-15/4.04	251,826
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		4,829,800	Sep-15/4.04	422,849
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	2,290,000	Dec-11/0.578	8,559
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	2,290,000	Dec-11/0.602	9,725
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	2,290,000	Jan-12/0.70175	13,713
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	2,290,000	Jan-12/0.722	14,656

Total				$14,981,227

TBA SALE COMMITMENTS OUTSTANDING at 7/31/11 (proceeds receivable $4,086,015) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, August 1, 2041	$ 2,000,000	8/11/11	$ 2,087,812
Federal National Mortgage Association, 4s, August 1, 2041	2,000,000	8/11/11	2,031,875

Total			$ 4,119,687

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$1,674,000		$—	8/2/21	2.97236%	3 month USD-LIBOR-BBA	$—
	AUD	830,000		—	4/18/21	6.1%	6 month AUD-BBR-BBSW	(43,955)
	AUD	2,150,000		—	7/19/16	6 month AUD-BBR-BBSW	5.085%	(4,455)
	CAD	1,690,000		—	6/28/21	3.25%	3 month CAD-BA-CDOR	(31,266)
	CAD	2,038,000		—	7/14/21	3.26%	3 month CAD-BA-CDOR	(36,813)
	CAD	1,699,000		—	7/14/21	3.2575%	3 month CAD-BA-CDOR	(30,296)
	CAD	752,000		—	7/21/21	3.31%	3 month CAD-BA-CDOR	(16,578)
	CAD	2,661,000		—	7/29/21	3 month CAD-BA-CDOR	3.093%	—
	EUR	5,000,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	40,193
	GBP	3,695,000		—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	197,357
	GBP	1,130,000		—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	59,893
	GBP	2,300,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(51,470)
	GBP	1,030,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(96,448)
	GBP	1,490,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	24,652
	Barclays Bank PLC
		$105,412,500		19,878	6/17/13	0.64%	3 month USD-LIBOR-BBA	(163,221)
		107,100		(399)	6/17/41	3 month USD-LIBOR-BBA	4.04%	4,745
		300,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	(7,432)
		17,236,700		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(1,146,301)
		9,800,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	186,035
		13,218,000		—	6/28/13	0.628%	3 month USD-LIBOR-BBA	(17,264)
		3,137,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	(57,027)
		1,030,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	17,772
		2,990,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	38,366
		300,000		—	6/29/13	0.64625%	3 month USD-LIBOR-BBA	(503)
		4,590,000		—	6/29/13	0.6425%	3 month USD-LIBOR-BBA	(7,357)
		3,400,000		—	6/30/13	0.66%	3 month USD-LIBOR-BBA	(6,599)
		1,800,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	44,617
		26,709,000		—	7/12/13	3 month USD-LIBOR-BBA	0.7225%	78,835
		994,000		—	7/12/41	3 month USD-LIBOR-BBA	4.0825%	52,919
		3,675,000		—	7/13/41	3.948%	3 month USD-LIBOR-BBA	(103,907)
		13,051,000		—	7/13/13	0.645%	3 month USD-LIBOR-BBA	(17,967)
		1,899,000		—	7/14/41	3.88%	3 month USD-LIBOR-BBA	(29,620)
		8,702,000		—	7/20/13	3 month USD-LIBOR-BBA	0.66%	13,453
		1,195,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	11,493
		725,000		—	7/20/41	3.888%	3 month USD-LIBOR-BBA	(11,944)
		4,769,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(59,765)
		6,341,600		8,176	3/30/31	3 month USD-LIBOR-BBA	4.17%	584,130
		14,314,900		(35,081)	7/22/20	2.86%	3 month USD-LIBOR-BBA	(180,015)
		915,000		—	7/25/21	3 month USD-LIBOR-BBA	3.111%	16,222
		980,000		—	7/25/21	3 month USD-LIBOR-BBA	3.126%	18,690
		1,216,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	37,833
		8,832,000		—	7/28/13	3 month USD-LIBOR-BBA	0.635%	8,080
		954,000		—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	28,947
		2,480,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(30,355)
		4,770,000		—	8/2/13	0.6425%	3 month USD-LIBOR-BBA	—
		1,718,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	—
		3,168,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	—
	AUD	2,150,000		—	6/29/21	5.735%	6 month AUD-BBR-BBSW	(42,265)
	AUD	4,300,000		—	6/30/16	5.42%	6 month AUD-BBR-BBSW	(57,694)
	AUD	2,381,000		—	7/15/21	5.6075%	6 month AUD-BBR-BBSW	(21,359)
	AUD	2,770,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(64,024)
	AUD	2,100,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	73,921
	AUD	1,230,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(61,792)
	EUR	9,160,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	64,224
	EUR	11,450,000		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	(77,675)
	EUR	2,045,000		—	7/29/21	3.159%	6 month EUR-EURIBOR-REUTERS	(7,353)
	GBP	453,000		—	7/22/21	3.326%	6 month GBP-LIBOR-BBA	(12,930)
	GBP	2,810,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	241,991
	GBP	960,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(128,542)
	GBP	1,600,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(163,136)
	GBP	1,380,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	21,494
	GBP	3,220,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(74,158)
	GBP	4,430,000		—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(44,010)
	GBP	4,430,000		—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(43,922)
	Citibank, N.A.
		$192,585		—	7/27/21	3 month USD-LIBOR-BBA	3.06%	2,499
		77,034		—	7/28/21	3 month USD-LIBOR-BBA	3.04375%	879
		3,605,500		226,786	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(301,165)
		7,211,000		453,752	7/26/21	4.52%	3 month USD-LIBOR-BBA	(584,312)
	GBP	700,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	61,734
	GBP	240,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(30,621)
	GBP	1,370,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(115,754)
	GBP	410,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	57,789
	GBP	1,710,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	19,686
	SEK	4,590,000		—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(30,190)
	SEK	10,684,000		—	7/8/16	3.275%	3 month SEK-STIBOR-SIDE	(29,829)
	SEK	11,495,000		—	7/11/16	3.2825%	3 month SEK-STIBOR-SIDE	(32,622)
	SEK	3,220,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	32,689
	SEK	7,670,000		—	7/25/21	3 month SEK-STIBOR-SIDE	3.495%	33,426
	SEK	4,490,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(52,579)
	SEK	5,320,000		—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(36,409)
	SEK	4,590,000		—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(30,353)
	SEK	2,300,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(23,269)
	Credit Suisse International
		$20,657,300		47,354	3/14/41	4.36%	3 month USD-LIBOR-BBA	(2,400,554)
		14,800,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(78,736)
		64,439,200		(13,184)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(2,763,650)
		84,817,400		6,048	5/27/13	0.72%	3 month USD-LIBOR-BBA	(305,437)
	CHF	1,019,000		—	7/14/21	6 month CHF-LIBOR-BBA	1.93%	4,983
	CHF	520,000		—	7/19/21	6 month CHF-LIBOR-BBA	1.91%	1,104
	CHF	854,000		—	7/25/21	6 month CHF-LIBOR-BBA	2.025%	12,864
	CHF	15,500,000		—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(137,902)
	EUR	2,045,000		—	7/26/21	6 month EUR-EURIBOR-REUTERS	3.277%	37,696
	EUR	750,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(59,739)
	GBP	1,650,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(154,836)
	GBP	910,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	129,292
	SEK	2,300,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(24,235)
	SEK	7,150,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	73,117
	SEK	1,780,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(18,195)
	SEK	5,734,000		—	7/28/21	3.35%	3 month SEK-STIBOR-SIDE	(13,704)
	SEK	4,060,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	40,324
	Deutsche Bank AG
		$14,945,100		22,743	7/18/21	3 month USD-LIBOR-BBA	3.04%	204,186
		20,978,200		11,196	7/18/14	3 month USD-LIBOR-BBA	0.96%	87,211
		2,235,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	29,864
		18,348,000		—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(16,059)
		929,000		—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(25,282)
		192,585		—	8/1/21	3 month USD-LIBOR-BBA	3.06375%	2,423
		13,020,909		(222,007)	7/21/21	3 month USD-LIBOR-BBA	3.55%	527,726
	EUR	3,420,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(187,537)
	KRW	1,077,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(11,826)
	KRW	1,077,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(11,226)
	KRW	1,068,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(11,276)
	ZAR	36,428,000		—	7/22/12	5.8%	3 month ZAR-JIBAR-SAFEX	(921)
	ZAR	8,430,000		—	7/22/16	3 month ZAR-JIBAR-SAFEX	7.38%	3,452
	Goldman Sachs International
		$13,000		—	7/1/41	4.02625%	3 month USD-LIBOR-BBA	(572)
		3,796,200		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	57,721
		42,961,600		(18,263)	7/20/16	3 month USD-LIBOR-BBA	1.79%	357,788
		1,083,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(14,873)
		877,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(21,965)
		2,022,000		—	7/21/13	3 month USD-LIBOR-BBA	0.665%	3,311
		4,743,000		—	7/25/13	3 month USD-LIBOR-BBA	0.65625%	6,641
		1,157,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	15,992
		37,000		—	7/25/41	3 month USD-LIBOR-BBA	3.9325%	895
		13,318,000		—	7/25/13	0.65625%	3 month USD-LIBOR-BBA	(18,648)
		16,443,900	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(77,451)
		3,187,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	61,069
		9,507,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(150,944)
		14,206,000		—	7/26/13	3 month USD-LIBOR-BBA	0.63%	12,151
		3,601,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	89,213
		236,000		—	7/27/21	3.062%	3 month USD-LIBOR-BBA	(3,105)
		8,126,000		—	7/28/13	3 month USD-LIBOR-BBA	0.61875%	4,823
		1,239,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(30,169)
		3,051,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	38,015
		912,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	—
		1,395,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	—
		1,095,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	—
		192,585		—	8/2/21	3 month USD-LIBOR-BBA	2.918%	—
	CHF	3,450,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(27,694)
	EUR	1,990,000		—	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	78,320
	EUR	3,960,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	31,233
	EUR	6,670,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(67,458)
	GBP	987,000		—	7/21/21	3.3375%	6 month GBP-LIBOR-BBA	(29,961)
	GBP	800,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(83,750)
	KRW	2,991,000,000		—	7/11/16	4.035%	3 month KRW-CD-KSDA-BLOOMBERG	(19,929)
	KRW	1,032,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(10,128)
	SEK	2,300,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(19,389)
	SEK	4,060,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	39,019
	SEK	7,539,000		—	7/14/21	3 month SEK-STIBOR-SIDE	3.275%	10,750
	JPMorgan Chase Bank, N.A.
		$2,475,300		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	230,062
		29,700,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(161,568)
		14,800,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(82,732)
		17,300,000		—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(48,850)
		1,020,000		—	7/19/21	3 month USD-LIBOR-BBA	3.106%	18,345
		3,298,000		—	7/19/21	3.074%	3 month USD-LIBOR-BBA	(49,848)
		191,676		—	7/22/21	3 month USD-LIBOR-BBA	3.046%	2,352
		360,743		—	7/26/21	3 month USD-LIBOR-BBA	3.08%	5,366
	CAD	1,178,000		—	7/11/21	3.23875%	3 month CAD-BA-CDOR	(19,242)
	CAD	3,169,000		—	7/15/21	3 month CAD-BA-CDOR	3.213%	43,260
	CAD	590,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	(13,344)
	EUR	9,160,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	102,405
	EUR	9,160,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	(72,056)
	JPY	92,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(44,233)
	JPY	193,710,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(26,562)
	JPY	193,170,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	18,783
	JPY	8,800,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	1,731
	JPY	11,800,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	81
	UBS, AG
	AUD	870,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	21,661
	AUD	870,000		—	4/12/21	6 month AUD-BBR-BBSW	6.61%	20,369
	CHF	9,043,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(91,300)

	Total							$(7,123,243)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$9,791,436	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(102,919)
	1,020,414	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,858
	1,066,883	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,214)
	1,020,414	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,858
	1,066,883	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,214)
	221,192	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,325)
Barclays Bank PLC
	1,215,082	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,771)
	221,060	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,944
	1,524,013	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(16,019)
	2,503,157	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(26,310)
	2,318,324	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	26,990
	5,604,747	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	31,698
	5,230,108	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(69,636)
	3,379,077	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32,302
	2,506,822	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,746
	14,309,882	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(190,527)
	14,518,344	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	143,316
	1,768,481	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,457
	4,955,440	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(52,086)
	1,478,072	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,926)
	221,780	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,974)
	800,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,154)
	669,751	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	5,814
	791,130	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,315)
	4,911,801	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	27,779
	2,450,489	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	21,272
	2,613,994	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34,804)
	3,500,053	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	49,130
	4,327,991	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(45,491)
	2,402,888	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	27,975
	1,197,386	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,585)
	6,045,552	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	59,678
	2,888,031	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(30,355)
	461,390	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,651
	3,640,821	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(38,268)
	195,386	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,868
	632,609	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,047
	458,605	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,384
	725,958	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,106
Citibank, N.A.
	992,992	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,620
	8,924,363	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(93,802)
GBP	1,050,000	—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	44,259
Credit Suisse International
	$2,046,764	5,757	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(16,602)
	2,422,888	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,259)
	1,066,883	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,214)
	1,020,414	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,858
	221,780	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,974
	221,060	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,944)
Deutsche Bank AG
	694,543	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,301
	2,422,888	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,259)
	3,581,684	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	40,995
	1,478,072	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,926
Goldman Sachs International
	2,211,921	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	23,249
	525,000	—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	0
	460,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(4,009)
	345,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,323)
	5,606,084	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,340
	3,581,684	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(40,995)
	740,797	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	6,431
	1,067,673	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	11,222
	5,879,315	19,290	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(26,204)
	2,805,723	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(24,355)
	5,109,548	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(44,354)
	5,586,878	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	31,594

Total						$(250,571)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America, N.A.
	France, Gov't of, 4.25%, 04/25/2019	—	$(97,593)	$2,370,000	12/20/15	(25 bp)	$(14,007)
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(1,513)	170,000	12/20/19	(100 bp)	25,630
	Deutsche Bank AG
	France, Gov't of, 4.25%, 04/25/2019	—	1,870	2,000,000	6/20/15	(100 bp)	396
	JPMorgan Chase Bank, N.A.
	Spain Gov't, 5.5%, 7/30/2017	—	(105,116)	1,400,000	6/20/15	(100 bp)	19,783
	Spain Gov't, 5.5%, 7/30/2017	—	(109,345)	1,200,000	6/20/16	(100 bp)	22,935

	Total						$54,737

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $422,292,220.
(b)	The aggregate identified cost on a tax basis is $454,001,171, resulting in gross unrealized appreciation and depreciation of $5,228,815 and $3,512,286, respectively, or net unrealized appreciation of $1,716,529.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $17,683 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $266,359,159 and $257,198,622, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $137,864,976 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 650 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $96,100,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $175,700,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,100,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to gain exposure to specific sectors/industries, to manage exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $123,600,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $821,200,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $842,231 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $18,574,746 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $16,819,258.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$32,983,005	$—
Corporate bonds and notes	—	31,120,601	—
Foreign government bonds and notes	—	2,746,880	—
Mortgage-backed securities	—	129,374,456	—
Purchased options outstanding	—	4,871,388	—
U.S. Government Agency Obligations	—	1,411,017	—
U.S. Government and Agency Mortgage Obligations	—	20,695,804	—
U.S. Treasury Obligations	—	55,545	—
Short-term investments	35,906,625	196,552,379	—

Totals by level	$35,906,625	$419,811,075	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$7,578	$—
Futures contracts	(445,247)	—	—
Written options	—	(14,981,227)	—
TBA sale commitments	—	(4,119,687)	—
Interest rate swap contracts	—	(7,630,242)	—
Total return swap contracts	—	(275,618)	—
Credit default contracts	—	366,434	—

Totals by level	$(445,247)	$(26,632,762)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$367,908	$1,474
Foreign exchange contracts	25,979	18,401
Interest rate contracts	11,061,908	29,522,854

Total	$11,455,795	$29,542,729

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
7/31/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (40.5%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 06-1, Class 5A1, 3.393s, 2036			$6,835,261	$3,349,278
FRB Ser. 06-1, Class 2A1, 3.165s, 2036			7,945,076	4,846,496
FRB Ser. 05-12, Class 2A1, 3.075s, 2036			9,352,794	5,751,968

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.168s, 2051			3,070,000	3,325,090
FRB Ser. 07-4, Class A3, 5.798s, 2051			4,015,000	4,249,476
Ser. 07-2, Class A2, 5.634s, 2049			10,728,056	10,805,403
FRB Ser. 07-3, Class A2, 5.624s, 2049			1,798,876	1,848,402
Ser. 07-5, Class A3, 5.62s, 2051			1,666,000	1,763,068
Ser. 07-1, Class A3, 5.449s, 2049			5,144,000	5,393,242
Ser. 06-5, Class A2, 5.317s, 2047			8,184,891	8,270,997
Ser. 06-6, Class A2, 5.309s, 2045			4,359,076	4,379,079
Ser. 07-1, Class XW, IO, 0.308s, 2049			7,597,035	90,797

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036			1,954,000	1,975,162
Ser. 02-PB2, Class XC, IO, 0.716s, 2035			13,495,527	44,535
Ser. 04-4, Class XC, IO, 0.437s, 2042			9,183,955	147,504

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1, 0.397s, 2047			3,636,238	1,981,750

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 35A1, 5.627s, 2036			4,204,806	2,727,868
FRB Ser. 06-2, Class 24A1, 5.585s, 2036			2,927,638	1,794,642
FRB Ser. 05-9, Class 11A1, 0.447s, 2035			2,946,765	1,561,785

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW17, Class A3, 5.736s, 2050(F)			900,000	944,668
FRB Ser. 07-PW16, Class A2, 5.663s, 2040(F)			13,753,403	14,598,916
Ser. 06-PW13, Class A2, 5.426s, 2041			3,407,000	3,411,429
Ser. 06-PW14, Class A2, 5.123s, 2038			2,320,000	2,337,003
Ser. 05-PWR9, Class A2, 4.735s, 2042			475,775	475,239

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 02-PBW1, Class G, 5.83s, 2035			1,867,000	1,736,310

Citigroup Commercial Mortgage Trust FRB Ser. 07-C6, Class A3, 5.698s, 2049			2,513,000	2,660,710

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 5.344s, 2037			3,266,292	1,822,503
FRB Ser. 07-AR5, Class 1A2A, 5.264s, 2037			332,277	218,161
FRB Ser. 07-AR1, Class A3, 0.407s, 2037			2,400,000	1,392,000
FRB Ser. 07-AR1, Class A2, 0.347s, 2037			2,252,275	1,328,842

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048			2,996,212	3,018,233
Ser. 06-CD2, Class A2, 5.408s, 2046			1,327,353	1,326,392
Ser. 07-CD4, Class A2B, 5.205s, 2049			3,745,000	3,805,131

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E, 7.64s, 2032			1,914,000	2,009,700

Commercial Mortgage Pass-Through Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049			973,029	989,757
Ser. 06-C8, Class A2B, 5.248s, 2046			9,467,823	9,535,695

Countrywide Alternative Loan Trust FRB Ser. 05-84, Class 4A1, 5.76s, 2036			18,074,746	11,206,343

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.618s, 2035			213,545	29,680
FRB Ser. 05-R3, Class AF, 0.587s, 2035			209,837	175,214

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.207s, 2041			6,138,800	6,346,186
FRB Ser. 06-C3, Class A2, 5.82s, 2038			409,597	409,084
FRB Ser. 07-C4, Class A2, 5.799s, 2039			6,087,601	6,177,849
Ser. 07-C5, Class AAB, 5.62s, 2040			4,896,000	5,177,415
Ser. 07-C2, Class A2, 5.448s, 2049			4,163,086	4,193,588
Ser. 07-C1, Class AAB, 5.336s, 2040			4,596,000	4,864,406
Ser. 06-C5, Class A2, 5.246s, 2039			2,752,744	2,767,429

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036			1,984,000	1,998,880
Ser. 05-C5, Class AM, 5.1s, 2038			3,592,000	3,724,876
Ser. 03-CPN1, Class E, 4.891s, 2035			1,632,000	1,605,855

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			2,328,000	2,432,839
FRB Ser. 03-CK2, Class G, 5.744s, 2036			3,365,000	3,375,133
Ser. 03-C3, Class AX, IO, 1.728s, 2038			68,831,809	1,604,174
Ser. 04-C4, Class AX, IO, 0.355s, 2039			6,876,874	156,105

CWCapital Cobalt Ser. 07-C3, Class A2, 5.736s, 2046			4,163,000	4,259,392

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.517s, 2036			5,278,598	2,322,583
FRB Ser. 06-AR6, Class A6, 0.377s, 2037			11,202,179	5,713,111
FRB Ser. 06-AR6, Class A4, 0.357s, 2037			3,935,485	2,440,000
FRB Ser. 06-AR3, Class A5, 0.357s, 2036			6,121,466	3,917,738

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.22s, 2031			2,057,000	2,226,220
Ser. 98-CF2, Class B3, 6.04s, 2031			4,305,018	4,474,597

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.736s, 2035			254,028	391,142
IFB Ser. 3072, Class SM, 23.113s, 2035			704,208	1,066,127
IFB Ser. 3072, Class SB, 22.966s, 2035			630,950	950,891
IFB Ser. 3249, Class PS, 21.66s, 2036			580,801	857,951
IFB Ser. 2990, Class LB, 16.469s, 2034			1,542,123	1,987,041
IFB Ser. 3835, Class SN, 15.659s, 2041			29,846,715	38,879,813
IFB Ser. 3727, Class PS, IO, 6.514s, 2038			37,464,653	6,507,552
IFB Ser. 3398, Class SI, IO, 6.464s, 2036			4,480,919	587,762
IFB Ser. 3055, Class MS, IO, 6.414s, 2035			6,167,880	1,100,165
IFB Ser. 3708, Class SQ, IO, 6.364s, 2040			25,485,997	4,791,622
IFB Ser. 3852, Class LS, IO, 6.264s, 2041			17,474,765	3,178,485
IFB Ser. 3852, Class NT, 5.814s, 2041			12,519,251	11,965,900
IFB Ser. 3852, Class TB, 5.814s, 2041			1,809,432	1,735,426
IFB Ser. 3752, Class PS, IO, 5.814s, 2040			21,852,871	3,843,483
Ser. 3645, Class ID, IO, 5s, 2040			774,425	121,577
Ser. 3680, Class KI, IO, 5s, 2038			17,683,325	3,142,857
Ser. 3632, Class CI, IO, 5s, 2038			901,597	145,536
Ser. 3626, Class DI, IO, 5s, 2037			631,330	67,394
Ser. 3653, Class CI, IO, 5s, 2036			11,723,130	1,247,693
Ser. 3623, Class CI, IO, 5s, 2036			568,592	96,454
Ser. 3747, Class HI, IO, 4 1/2s, 2037			516,311	76,586
Ser. 3736, Class QI, IO, 4s, 2034			15,685,867	1,939,288
Ser. 3707, Class HI, IO, 4s, 2023			1,037,618	94,226
Ser. T-8, Class A9, IO, 0.343s, 2028			670,317	7,541
Ser. T-59, Class 1AX, IO, 0.273s, 2043			1,476,433	11,073
Ser. T-48, Class A2, IO, 0.212s, 2033			2,074,960	15,111
FRB Ser. T-54, Class 2A, IO, zero %, 2043			859,039	134

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.851s, 2031			2,386,549	3,496,948
IFB Ser. 05-74, Class NK, 26.564s, 2035			140,492	226,691
IFB Ser. 07-53, Class SP, 23.513s, 2037			629,994	965,323
IFB Ser. 06-86, Class SY, 23.33s, 2036			2,015,194	2,928,762
IFB Ser. 05-75, Class GS, 19.688s, 2035			689,399	964,113
IFB Ser. 11-4, Class CS, 12.526s, 2040			7,793,910	8,914,033
IFB Ser. 10-35, Class SG, IO, 6.213s, 2040			19,377,013	3,960,661
Ser. 10-21, Class IP, IO, 5s, 2039			1,306,251	277,024
Ser. 398, Class C5, IO, 5s, 2039			2,426,268	485,254
Ser. 09-31, Class PI, IO, 5s, 2038			7,736,204	1,325,769
Ser. 10-100, Class AI, IO, 4 1/2s, 2025			13,580,651	1,339,859
Ser. 03-W10, Class 1, IO, 1.492s, 2043			618,045	27,812
Ser. 98-W5, Class X, IO, 1.326s, 2028			482,589	20,916
Ser. 98-W2, Class X, IO, 1.035s, 2028			1,168,962	53,751
Ser. 03-W1, Class 2A, IO, zero %, 2042			1,808,746	141
Ser. 07-44, Class CO, PO, zero %, 2037			220,410	187,309

First Horizon Alternative Mortgage Securities FRB Ser. 06-AA4, Class 2A1, 2.268s, 2036			3,963,995	1,981,997

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			1,713,000	1,695,870

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			2,508,000	2,508,000

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049			3,126,000	3,280,049
FRB Ser. 06-C1, Class A2, 5.333s, 2044(F)			1,313,902	1,371,070

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037			3,000,000	3,109,639
Ser. 05-C2, Class XC, IO, 0.128s, 2043			46,275,941	365,580

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			2,958,000	2,934,091

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C2, Class H, 6.756s, 2038(F)			1,713,000	1,684,697
FRB Ser. 03-C2, Class F, 5.487s, 2040			1,472,000	1,466,812

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.7s, 2041			17,741,670	26,237,446
IFB Ser. 10-158, Class SD, 14.441s, 2040			2,479,000	2,972,197
IFB Ser. 11-70, Class WS, 9.328s, 2040			10,522,271	10,314,877
IFB Ser. 11-56, Class MS, 6.89s, 2041			2,374,656	2,393,511
IFB Ser. 11-56, Class SG, 6.89s, 2041			1,321,528	1,334,611
IFB Ser. 10-167, Class SM, IO, 6.494s, 2040			17,066,481	3,324,892
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035			23,191,368	4,301,581
IFB Ser. 10-31, Class PS, IO, 6.364s, 2038			13,044,171	2,457,522
IFB Ser. 11-40, Class AS, IO, 5.934s, 2036			8,583,873	1,395,738
IFB Ser. 11-35, Class AS, IO, 5.914s, 2037			13,673,724	2,062,388
IFB Ser. 11-70, Class SN, IO, 5.714s, 2041			10,626,000	2,738,426
IFB Ser. 11-70, Class SH, IO, 5.704s, 2041			13,288,000	3,411,030
IFB Ser. 11-70, Class WI, IO, 4.664s, 2040			10,522,271	1,877,173
Ser. 11-70, PO, zero %, 2041			20,228,517	15,124,255
Ser. 10-151, Class KO, PO, zero %, 2037			5,020,291	4,406,209

Greenwich Capital Commercial Funding Corp. Ser. 07-GG9, Class A2, 5.381s, 2039			3,136,560	3,172,601

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035			2,233,000	2,197,634

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.58s, 2038(F)			1,756,000	1,851,628
Ser. 06-GG6, Class A2, 5.506s, 2038			5,793,772	5,880,679

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1, IO, 0.841s, 2040			7,910,380	65,787

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.569s, 2035			446,870	63,679
IFB Ser. 04-4, Class 1AS, IO, 5.384s, 2034			1,108,636	163,095
Ser. 06-RP2, Class 1AS1, IO, 5.293s, 2036			976,230	134,464
Ser. 98-2, IO, 0.69s, 2027			189,346	15
FRB Ser. 06-RP2, Class 1AF1, 0.587s, 2036			976,230	780,984
FRB Ser. 04-4, Class 1AF, 0.587s, 2034			1,108,636	886,909
FRB Ser. 05-RP1, Class 1AF, 0.537s, 2035			446,870	357,496
Ser. 98-3, IO, 0.4s, 2027			225,057	18
Ser. 99-2, IO, zero %, 2027			324,134	25
Ser. 98-4, IO, zero %, 2026			253,005	20

Harborview Mortgage Loan Trust FRB Ser. 06-6, Class 3A1A, 2.755s, 2036			4,835,109	2,804,363

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.233s, 2036			287,856	28,786
FRB Ser. 07-AR7, Class 2A1, 4.751s, 2037			2,165,749	1,160,841
FRB Ser. 06-AR11, Class 3A1, 2.916s, 2036			3,491,716	1,658,010
FRB Ser. 06-AR3, Class 2A1A, 2.791s, 2036			5,790,351	2,953,079
FRB Ser. 06-AR39, Class A1, 0.367s, 2037			8,860,463	4,762,499
FRB Ser. 06-AR21, Class A1, 0.307s, 2036			9,445,201	4,061,436
FRB Ser. 06-AR29, Class A2, 0.267s, 2036			8,550,896	4,318,202

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.387s, 2037			6,236,700	3,118,350
FRB Ser. 06-A7, Class 1A1, 0.347s, 2036			11,201,425	5,649,719
FRB Ser. 07-A1, Class 1A3A, 0.337s, 2037			5,274,403	2,531,714

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 5.866s, 2045			814,892	814,172
Ser. 07-C1, Class ASB, 5.857s, 2051			6,010,000	6,450,116
Ser. 07-LD12, Class A2, 5.827s, 2051			3,343,000	3,423,249
FRB Ser. 07-LD11, Class A3, 5.817s, 2049			1,480,000	1,571,634
FRB Ser. 07-CB19, Class ASB, 5.724s, 2049			2,565,000	2,752,099
Ser. 06-CB16, Class A2, 5.45s, 2045			550,667	550,258
Ser. 06-CB17, Class A3, 5.45s, 2043			2,662,000	2,700,154
Ser. 06-LDP8, Class A3B, 5.447s, 2045			543,000	570,056
Ser. 07-LDPX, Class A2, 5.434s, 2049			7,711,431	8,056,502
Ser. 07-LDPX, Class A3S, 5.317s, 2049			4,595,000	4,793,927
Ser. 2002-C3, Class D, 5.314s, 2035			1,755,000	1,775,383
Ser. 06-LDP9, Class A2S, 5.298s, 2047(F)			6,560,000	6,648,018
Ser. 06-LDP8, Class A2, 5.289s, 2045			3,358,021	3,362,094
Ser. 05-CB13, Class A2, 5.247s, 2043			5,153,578	5,144,941
FRB Ser. 03-LN1, Class B, 5.012s, 2037			2,100,000	2,016,000
Ser. 06-CB16, Class X1, IO, 0.155s, 2045			17,225,729	220,489

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037			2,004,000	2,024,000
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			2,404,000	2,344,697

LB Commercial Conduit Mortgage Trust Ser. 07-C3, Class A2, 5.84s, 2044			1,949,000	1,988,950

LB Commercial Conduit Mortgage Trust 144A FRB Ser. 07-C3, Class A2FL, 5.84s, 2044			2,635,000	2,685,984

LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A2, 5.588s, 2045			8,382,000	8,550,518
Ser. 06-C3, Class A2, 5.532s, 2032			150,370	150,392
Ser. 06-C6, Class AM, 5.413s, 2039(F)			7,881,000	8,068,691
Ser. 05-C7, Class A2, 5.103s, 2030			225,453	225,453
Ser. 03-C5, Class F, 4.843s, 2037			3,000,000	2,880,000
Ser. 07-C2, Class XW, IO, 0.557s, 2040			5,104,245	106,965

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035			5,764,000	5,804,924
Ser. 03-C8, Class G, 5.35s, 2037			1,803,000	1,845,751
Ser. 03-C5, Class XCL, IO, 0.758s, 2037			5,610,304	72,525
Ser. 05-C3, Class XCL, IO, 0.41s, 2040			61,486,622	1,134,416

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.317s, 2037(F)			3,824,778	1,921,951

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1, 0.367s, 2036			1,950,719	1,092,403

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1, 0.807s, 2027			2,003,657	1,664,995

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 97-C2, Class F, 6 1/4s, 2029			2,409,509	2,541,897

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827s, 2050			3,438,000	3,672,321
FRB Ser. 07-C1, Class A2, 5.723s, 2050			3,192,633	3,247,915
Ser. 08-C1, Class A2, 5.425s, 2051			1,597,022	1,633,882
Ser. 05-MCP1, Class XC, IO, 0.19s, 2043			169,314,417	1,845,527

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.93s, 2049			1,150,000	1,220,350
Ser. 07-7, Class ASB, 5.744s, 2050			3,398,000	3,585,341
Ser. 06-1, Class A2, 5.439s, 2039			356,081	355,896
Ser. 07-6, Class A2, 5.331s, 2051			6,684,000	6,767,726
Ser. 2006-3, Class A2, 5.291s, 2046			4,655,986	4,654,595
FRB Ser. 06-4, Class A2FL, 0.306s, 2049			5,524,803	5,184,682

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.839s, 2049			3,633,000	3,727,088
Ser. 07-HQ13, Class A2, 5.649s, 2044			13,693,000	14,077,312
Ser. 07-IQ16, Class A2, 5.623s, 2049			2,011,000	2,051,401
Ser. 2006-HQ9, Class A2, 5.618s, 2044			1,192,087	1,191,949
Ser. 07-IQ14, Class A2, 5.61s, 2049			5,528,899	5,635,303
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			1,879,867	1,919,289
Ser. 07-IQ13, Class A3, 5.331s, 2044			1,889,000	1,987,376
Ser. 06-T21, Class A2, 5.09s, 2052			28,360	28,397
Ser. 05-HQ6, Class A2A, 4.882s, 2042			1,822,952	1,838,284
Ser. 03-IQ4, Class X1, IO, 1.839s, 2040			59,479,990	1,630,508
FRB Ser. 07-HQ12, Class A2FL, 0.437s, 2049			989,886	884,067

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			3,158,000	3,186,864

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.728s, 2035			2,126,000	2,034,369

Morgan Stanley Mortgage Loan Trust FRB Ser. 06-3AR, Class 3A1, 5.385s, 2036			1,102,638	683,635

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			843,571	884,788

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.427s, 2036			2,525,211	1,060,589
FRB Ser. 06-AR4, Class A1A, 0.357s, 2036			2,587,907	1,099,860

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			2,441,000	2,513,847

Residential Accredit Loans, Inc. Ser. 06-QS13, Class 1A5, 6s, 2036			193,443	112,136

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			4,138,000	4,344,014

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 5.11s, 2036			703,777	429,663
FRB Ser. 07-4, Class 1A1, 0.427s, 2037			1,716,700	746,765

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.537s, 2034			452,401	349,480

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.029s, 2045			1,638,755	229,426
Ser. 07-4, Class 1A4, IO, 1s, 2045			3,372,586	137,011

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2, Class A, 0.537s, 2035			3,627,490	2,756,892

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.978s, 2039(F)			7,959,000	7,930,883

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039			2,426,388	2,414,256

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.743s, 2049			3,297,000	3,521,007
Ser. 06-C25, Class A2, 5.684s, 2043			281,581	281,581
Ser. 06-C28, Class A3, 5.679s, 2048			1,571,000	1,690,832
Ser. 2006-C28, Class A2, 5 1/2s, 2048			4,101,480	4,110,796
Ser. 07-C30, Class APB, 5.294s, 2043			5,397,000	5,717,090
Ser. 07-C30, Class A3, 5.246s, 2043			3,371,000	3,433,342
Ser. 05-C17, Class AJ, 5.224s, 2042			1,795,820	1,776,425
Ser. 06-C29, IO, 0.37s, 2048			184,153,678	2,740,207

Wachovia Bank Commercial Mortgage Trust 144A Ser. 03-C3, Class IOI, IO, 1.062s, 2035			5,905,299	71,985

Wachovia Mortgage Loan Trust, LLC
FRB Ser. 06-AMN1, Class A2, 0.337s, 2036			3,311,351	1,523,222
FRB Ser. 06-AMN1, Class A1, 0.237s, 2036			3,977,896	1,809,943

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A3, 0.497s, 2037			5,590,643	3,046,900

Total mortgage-backed securities (cost $681,442,589)				$684,581,439

CORPORATE BONDS AND NOTES (14.5%)(a)
			Principal amount	Value

Advertising and marketing services (0.1%)

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020			$1,675,000	$1,716,940

				1,716,940
Airlines (0.1%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			1,144,784	1,214,903

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			1,188,664	1,259,984

				2,474,887
Automotive (0.2%)

BMW US Capital, LLC company guaranty sr. unsec. unsub. notes Ser. EMTN, 4 1/4s, 2011			510,000	516,355

Daimler Finance North America LLC company guaranty unsec. unsub. notes 7.3s, 2012 (Germany)			1,085,000	1,118,009

Daimler Finance North America, LLC company guaranty unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)			200,000	201,018

Ford Motor Credit Corp. sr. unsec. notes 12s, 2015			1,250,000	1,569,443

				3,404,825
Banking (2.4%)

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.45s, 2017 (United Kingdom)			4,448,000	4,174,492

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012			3,650,000	3,800,198

ING Bank NV 144A sr. unsec. notes FRN 1.297s, 2013 (Netherlands)			4,230,000	4,230,271

JPMorgan Chase Capital XX company guaranty jr. unsec. sub. notes Ser. T, 6.55s, 2036			6,925,000	7,029,754

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s, 2016 (United Kingdom)			60,000	61,959

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			3,600,000	3,569,724

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s, 2013 (Australia)			2,830,000	2,881,851

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)			2,560,000	2,613,402

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)			1,620,000	1,702,349

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			425,000	442,052

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s, 2013 (Japan)			3,610,000	3,673,644

UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, 2015 (Jersey)		EUR	40,000	50,795

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			$500,000	525,650

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,062,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,944,905

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012 (Australia)			2,665,000	2,715,206

				40,478,752
Beverage (0.3%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			2,775,000	3,132,478

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,320,763

				5,453,241
Broadcasting (0.3%)

Belo Corp. sr. unsec. unsub. notes 8s, 2016			500,000	548,750

DISH DBS Corp. company guaranty 7 1/8s, 2016			977,000	1,042,948

Turner Broadcasting System, Inc. sr. unsec. unsub. note company quaranty 8 3/8s, 2013			2,365,000	2,677,655

				4,269,353
Building materials (0.2%)

Building Materials Corp. 144A sr. notes 7s, 2020			1,010,000	1,057,975

Owens Corning company guaranty sr. unsec. notes 9s, 2019			1,500,000	1,807,500

				2,865,475
Cable television (0.4%)

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			1,020,000	1,096,500

Comcast Cable Holdings LLC debs. 9.8s, 2012			290,000	302,899

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			2,205,000	2,552,700

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			1,715,000	1,912,225

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			1,000,000	1,033,750

				6,898,074
Chemicals (0.4%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			1,145,000	1,178,759

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,007,000

Dow Chemical Co. (The) sr. unsec. FRN 2.518s, 2011			340,000	340,112

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014			1,270,000	1,480,369

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	195,000	295,456

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			$813,000	918,690

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,032,000	1,132,620

				6,353,006
Coal (0.2%)

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			481,000	484,006

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			985,000	1,085,963

Peabody Energy Corp. company guaranty 7 3/8s, 2016			945,000	1,070,213

				2,640,182
Combined utilities (0.1%)

El Paso Corp. sr. unsec. notes 7s, 2017			1,140,000	1,320,225

				1,320,225
Commercial and consumer services (0.2%)

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			3,000,000	3,045,000

				3,045,000
Computers (0.2%)

Seagate Technology International 144A company guaranty sr. sec. notes 10s, 2014 (Cayman Islands)			2,095,000	2,409,250

Xerox Corp. sr. unsec. notes 6 7/8s, 2011			1,615,000	1,618,387

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	129,386

				4,157,023
Consumer (0.1%)

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			1,480,000	1,548,450

				1,548,450
Consumer goods (0.1%)

Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012			1,635,000	1,657,191

				1,657,191
Electric utilities (1.1%)

AES Corp. (The) sr. unsec. notes 8s, 2020			500,000	540,000

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,085,400

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	888,000	1,143,692

Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s, 2012			$4,180,000	4,387,604

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.199s, 2013			760,000	752,400

FirstEnergy Corp. notes Ser. B, 6.45s, 2011			1,081,000	1,097,747

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012			3,439,000	3,772,122

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			1,414,316	1,415,561

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			3,816,000	4,995,510

				19,190,036
Electronics (—%)

NXP BV/NXP Funding, LLC company guaranty sr. notes FRN Ser. EXCH, 2.999s, 2013 (Netherlands)			435,000	434,728

				434,728
Financial (0.7%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2014			1,500,000	1,492,500

Berkshire Hathaway Finance Corp. company guaranty sr. notes 4s, 2012			415,000	425,126

CIT Group, Inc. sr. bonds 7s, 2014			557,672	561,854

CIT Group, Inc. 144A company guaranty notes 5 1/4s, 2014			1,500,000	1,503,750

Erac USA Finance Co. 144A company guaranty notes 2 1/4s, 2014			3,185,000	3,222,783

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013			2,315,000	2,369,804

GATX Corp. notes 4 3/4s, 2012			750,000	779,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			1,150,000	1,193,125

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			1,027,000	1,069,364

				12,618,206
Food (0.5%)

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			365,000	361,350

Foodcorp (Pty), Ltd. 144A company guaranty sr. notes 8 3/4s, 2018 (South Africa)		EUR	250,000	349,703

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$500,000	577,500

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013			3,270,000	3,369,715

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			905,000	1,057,719

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			1,960,000	2,337,300

				8,053,287
Forest products and packaging (0.6%)

Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017			965,000	1,037,542

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			890,000	1,010,150

Sealed Air Corp. sr. notes 7 7/8s, 2017			1,385,000	1,506,359

Sealed Air Corp. 144A notes 5 5/8s, 2013			1,442,000	1,515,591

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			1,040,000	1,105,000

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013			4,175,000	4,551,280

				10,725,922
Gaming and lottery (—%)

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	100,000	141,614

				141,614
Health-care services (0.3%)

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$900,000	1,021,500

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)			920,000	984,400

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			805,000	871,413

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	674,975

Tenet Healthcare Corp. sr. notes 9s, 2015			785,000	836,025

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			130,000	143,650

				4,531,963
Insurance (0.8%)

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			1,075,000	1,157,767

MetLife Global Funding I 144A sr. sec. unsub. notes 5 1/8s, 2013			350,000	372,018

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012			1,030,000	1,052,268

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014			200,000	219,108

MetLife, Inc. sr. unsec. unsub. notes 2 3/8s, 2014			4,000,000	4,102,780

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,776,992

Prudential Financial, Inc. sr. notes 6.2s, 2015			1,595,000	1,797,428

				13,478,361
Investment banking/Brokerage (0.3%)

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012			791,000	810,472

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 2.95s, 2012			4,250,000	4,346,934

				5,157,406
Lodging/Tourism (0.1%)

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			1,000,000	1,031,250

MGM Resorts International sr. notes 10 3/8s, 2014			340,000	388,450

				1,419,700
Machinery (0.1%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			227,000	244,025

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,060,000

				1,304,025
Media (0.2%)

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 10s, 2017			895,000	1,058,338

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014			1,571,000	1,704,001

				2,762,339
Metals (0.6%)

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,000,000	1,050,645

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			1,836,000	1,996,650

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,704,787

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			1,386,000	1,463,963

Teck Resources Limited sr. unsec. unsub. notes 7s, 2012 (Canada)			3,190,000	3,378,200

				10,594,245
Natural gas utilities (0.7%)

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012			3,780,000	3,949,480

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012			2,510,000	2,641,775

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012			4,400,000	4,641,538

				11,232,793
Oil and gas (0.9%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			935,000	1,098,625

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			300,000	299,250

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			955,000	1,055,275

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,197,530

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			593,000	612,273

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,184,785

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,000,000	1,137,500

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			985,000	1,021,938

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)			1,000,000	1,040,000

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)			2,900,000	3,069,645

				15,716,821
Pharmaceuticals (—%)

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	732,582

				732,582
Power producers (0.1%)

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014			$1,500,000	1,560,000

				1,560,000
Railroads (—%)

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			305,000	335,500

				335,500
Real estate (0.4%)

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			415,000	450,275

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,730,000	1,760,275

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015(R)			3,900,000	4,356,078

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			300,000	323,873

				6,890,501
Regional Bells (0.3%)

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,005,000	1,102,988

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015			2,835,000	3,083,063

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			1,000,000	1,015,000

				5,201,051
Retail (0.5%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,560,000	2,752,000

QVC Inc. 144A sr. notes 7 1/8s, 2017			965,000	1,034,963

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018			725,000	661,563

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			2,495,000	2,968,274

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			950,000	1,016,500

				8,433,300
Telecommunications (0.6%)

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Bermuda)			1,480,000	1,709,400

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			210,000	222,863

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,270,000	1,463,675

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			2,900,000	3,071,759

Sprint Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2012			1,036,000	1,074,850

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Netherlands)		EUR	850,000	1,209,565

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$1,000,000	1,068,750

				9,820,862
Telephone (0.3%)

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			3,010,000	3,189,811

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,000,000	1,066,250

				4,256,061
Textiles (0.1%)

Hanesbrands, Inc. company guaranty sr. unsec. notes FRN Ser. B, 3.77s, 2014			1,500,000	1,496,250

				1,496,250

Total corporate bonds and notes (cost $238,123,946)				$244,370,177

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.7%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, May 20, 2041			$19,957,379	$21,296,707
4s, January 20, 2041			7,782,546	8,046,120

				29,342,827
U.S. Government Agency Mortgage Obligations (7.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			770,944	754,019

Federal National Mortgage Association Pass-Through Certificates
5s, TBA, August 1, 2041			17,000,000	18,144,845
5s, TBA, July 1, 2041			23,000,000	24,578,554
4 1/2s, TBA, August 1, 2041			32,000,000	33,404,998
4s, TBA, August 1, 2041			42,000,000	42,669,375

				119,551,791

Total U.S. government and agency mortgage obligations (cost $147,368,666)				$148,894,618

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

Morgan Stanley 2s, FDIC guaranteed notes, September 22, 2011			$1,500,000	$1,503,903

Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011			660,000	666,597
2 1/8s, FDIC guaranteed notes, June 15, 2012			840,000	853,110

Total U.S. government agency obligations (cost $3,006,207)				$3,023,610

U.S. TREASURY OBLIGATIONS (-%)(a)
			Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020			$371,000	$367,986

Total U.S. treasury obligations (cost $348,344)				$367,986

ASSET-BACKED SECURITIES (6.2%)(a)
			Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032			$7,733,422	$6,032,069
Ser. 00-5, Class A6, 7.96s, 2032			4,610,238	3,734,293
Ser. 01-1, Class A5, 7.49s, 2031			4,472,774	4,566,425
Ser. 00-6, Class A5, 7.27s, 2031			6,879,157	7,224,490
Ser. 01-3, Class A4, 6.91s, 2033			2,007,375	2,067,596

Countrywide Asset Backed Certificates
FRB Ser. 07-8, Class 2A2, 0.317s, 2037			3,881,000	2,804,023
FRB Ser. 07-1, Class 2A2, 0.287s, 2037			2,000,000	1,465,000

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.337s, 2036			5,166,000	2,634,660

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029			7,785,151	6,948,247
Ser. 96-8, Class M1, 7.85s, 2027			1,337,000	1,372,160
FRN Ser. 96-9, Class M1, 7.63s, 2027			4,575,000	4,632,918
Ser. 99-4, Class A7, 7.41s, 2031			2,114,540	1,921,588
Ser. 99-3, Class A8, 7.06s, 2031			1,876,000	1,784,545
Ser. 1997-5, Class M1, 6.95s, 2029			5,010,000	4,709,400
Ser. 98-3, Class A6, 6.76s, 2030			1,271,991	1,371,326

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.487s, 2036			3,420,985	1,847,332
FRB Ser. 05-11, Class 3A4, 0.437s, 2035			1,403,312	1,157,733
FRB Ser. 07-3, Class A4A, 0.407s, 2047			3,493,529	1,676,894
FRB Ser. 06-3, Class A2, 0.377s, 2036			8,734,771	4,454,733
FRB Ser. 06-17, Class A2, 0.367s, 2036			1,564,099	703,845
FRB Ser. 06-11, Class 2A2, 0.347s, 2036			10,953,819	4,983,988
FRB Ser. 06-12, Class A2A, 0.337s, 2036			2,107,612	1,085,420
FRB Ser. 06-17, Class A1, 0.247s, 2036			7,106,368	3,233,397
FRB Ser. 06-12, Class A1, 0.237s, 2036			9,694,659	4,508,017
FRB Ser. 07-3, Class 2A1A, 0.188s, 2047			5,477,685	2,711,454

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.237s, 2036			58,094	39,214

Lehman XS Trust FRB Ser. 06-8, Class 2A1, 0.367s, 2036			4,174,740	2,129,117

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.437s, 2032			5,927,000	5,393,570

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.357s, 2037			4,548,835	2,274,418

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030			2,808,804	1,826,602
Ser. 00-D, Class A4, 7.4s, 2030			3,486,396	2,213,862
Ser. 02-B, Class A4, 7.09s, 2032			2,849,226	2,985,248
Ser. 02-A, Class A4, 6.97s, 2032			2,544,948	2,525,067
Ser. 98-A, Class M, 6.825s, 2028			2,176,000	2,094,667
Ser. 01-D, Class A2, 5.26s, 2019			2,593,472	1,737,626
Ser. 02-B, Class A2, 5.19s, 2019			2,222,529	2,119,307

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1, 0.237s, 2037			166,249	156,274

Total asset-backed securities (cost $108,390,659)				$105,126,525

SENIOR LOANS (3.4%)(a)
			Principal amount	Value

Advertising and marketing services (0.1%)

Advantage Sales & Marketing, LLC bank term loan FRN 5 1/4s, 2017			$995,000	$998,721

Affinion Group, Inc. bank term loan FRN 5s, 2016			992,471	988,253

				1,986,974
Aerospace and defense (0.1%)

Sequa Corp. bank term loan FRN 3 1/2s, 2014			1,000,000	979,250

TransDigm Group, Inc. bank term loan FRN Ser. B, 4s, 2017			220,890	220,890

				1,200,140
Airlines (0.1%)

Delta Air LInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017			833,000	829,096

				829,096
Biotechnology (0.1%)

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			1,000,000	995,313

				995,313
Broadcasting (—%)

Cumulus Media, Inc. bank term loan FRN 5 3/4s, 2018			800,000	795,666

				795,666
Building materials (0.1%)

CPG International, Inc. bank term loan FRN 6s, 2017			64,000	63,760

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			997,500	996,669

				1,060,429
Cable television (—%)

Atlantic Broadband Finance, LLC bank term loan FRN Ser. B, 4s, 2016			603,805	603,674

				603,674
Chemicals (0.3%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017			997,500	997,500

AZ Chem US, Inc. bank term loan FRN 4 3/4s, 2017			262,296	262,155

General Chemical Group, Inc. bank term loan FRN Ser. B, 5.002s, 2018			724,951	728,576

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,466,325	1,461,285

Styron Corp. bank term loan FRN 6s, 2017			497,500	497,500

Tronox Worldwide bank term loan FRN Ser. B, 7s, 2015			497,500	499,988

Univar, Inc. bank term loan FRN Ser. B, 5s, 2017			778,090	775,867

				5,222,871
Coal (—%)

Suncoke Energy, Inc. bank term loan FRN Ser. B, 4s, 2018			500,000	500,000

				500,000
Commercial and consumer services (0.2%)

Interactive Data Corp. bank term loan FRN 4 3/4s, 2018			713,213	712,098

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017			1,307,692	1,306,875

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.705s, 2014			1,085,666	1,048,272

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.69s, 2014			108,116	104,392

				3,171,637
Communications equipment (—%)

CommScope, Inc. bank term loan FRN Ser. B, 5s, 2018			354,113	355,109

				355,109
Computers (0.1%)

Eagle Parent, Inc. bank term loan FRN 5s, 2018			1,000,000	974,750

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017			662,670	664,050

				1,638,800
Construction (—%)

Armstrong World Industries, Inc. bank term loan FRN Ser. B, 4s, 2018			284,288	284,080

				284,080
Consumer goods (0.2%)

Amscan Holdings, Inc. bank term loan FRN 6 3/4s, 2017			992,500	994,567

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,500,000	1,499,465

Spectrum Brands, Inc. bank term loan FRN 5.076s, 2016			906,765	911,292

				3,405,324
Containers (0.1%)

Reynolds Group Holdings, Inc. bank term loan FRN Ser. C, 6 1/2s, 2018			375,000	372,031

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 4 1/4s, 2018			498,750	494,801

				866,832
Electric utilities (—%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			498,750	499,373

				499,373
Energy (oil field) (—%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			528,088	527,062

				527,062
Entertainment (—%)

Clubcorp Club Operations, Inc. bank term loan FRN Ser. B, 6s, 2016			248,750	248,439

				248,439
Food (0.1%)

Dean Foods Co. bank term loan FRN Ser. A1, 3.44s, 2014			394,805	388,094

Dean Foods Co. bank term loan FRN Ser. B, 3 1/4s, 2016			994,975	961,394

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			480,000	477,600

				1,827,088
Forest products and packaging (0.1%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			835,000	832,913

				832,913
Gaming and lottery (0.3%)

Ameristar Casinos, Inc. bank term loan FRN Ser. B, 4s, 2018			897,750	899,495

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.686s, 2015			1,462,500	1,418,321

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.274s, 2015			1,000,000	900,833

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			964,980	975,836

Isle of Capri Casinos, Inc. bank term loan FRN 4 1/2s, 2017			857,850	861,425

				5,055,910
Health-care services (0.3%)

Ardent Health Services bank term loan FRN 6 1/2s, 2015			545,000	544,319

DaVita, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			995,000	996,422

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			598,500	595,080

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			568,575	565,495

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			750,000	748,125

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			970,497	964,735

				4,414,176
Insurance (—%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			345,836	346,701

				346,701
Machinery (—%)

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			665,000	665,416

				665,416
Manufacturing (0.1%)

SRAM Corp. bank term loan FRN 4.767s, 2018			833,000	831,959

				831,959
Media (—%)

Nielsen Finance LLC bank term loan FRN Ser. C, 3.436s, 2016			497,487	494,822

				494,822
Metals (—%)

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017			283,575	283,614

				283,614
Oil and gas (0.1%)

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)			835,000	834,188

				834,188
Pharmaceuticals (0.1%)

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			1,000,000	1,002,750

				1,002,750
Power producers (—%)

New Devlopment Holdings, LLC bank term loan FRN Ser. B, 4 1/2s, 2018			399,000	395,110

				395,110
Publishing (0.1%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014			992,268	865,754

Cenveo Corp. bank term loan FRN Ser. B, 6 1/4s, 2016			796,000	800,229

				1,665,983
Railroads (0.1%)

Swift Transportation Co., LLC bank term loan FRN 4.87s, 2016			943,354	946,175

				946,175
Restaurants (0.1%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			920,375	917,574

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			380,849	380,690

				1,298,264
Retail (0.4%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			246,875	246,534

Claire's Stores, Inc. bank term loan FRN 3.023s, 2014			498,294	455,067

General Nutrition Centers, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			450,000	449,325

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			997,500	957,184

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,243,750	1,227,038

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			240,000	240,643

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			796,000	795,448

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,262,074

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			990,000	985,360

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	953,389

				7,572,062
Semiconductor (—%)

Edwards, Ltd. bank term loan FRN Ser. B, 5 1/2s, 2016 (United Kingdom)			397,000	395,346

				395,346
Telecommunications (0.2%)

Intelsat Jackson Holdings SA bank term loan FRN 3.246s, 2014 (Luxembourg)			1,000,000	950,625

Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			997,500	999,370

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 3.938s, 2018			1,122,185	1,116,925

SBA Communications Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			500,000	499,688

				3,566,608
Textiles (—%)

Gymboree Corp. bank term loan FRN 5s, 2018			497,500	483,374

				483,374

Total senior loans (cost $57,298,557)				$57,103,278

PURCHASED OPTIONS OUTSTANDING (1.9%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		$32,871,190	$1,509,774

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		32,871,190	1,080,147

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		32,871,190	1,270,471

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		32,871,190	1,270,471

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		13,148,476	596,152

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		13,148,476	$432,453

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		32,871,190	1,540,344

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		32,871,190	1,043,003

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		30,869,388	1,450,861

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25 2022.	Jul-12/3.54		30,869,388	970,842

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		32,897,229	1,458,663

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		32,897,229	1,086,924

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.6		27,191,171	730,627

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.6		27,191,171	257,500

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		20,836,258	1,458,746

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		20,836,258	549,869

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		14,319,049	989,446

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		14,319,049	357,088

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		20,561,413	846,513

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		20,561,413	268,326

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		35,986,845	1,003,313

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November23, 2021.	Nov-11/3.21		35,986,845	540,522

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		17,958,447	996,155

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		17,958,447	422,742

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		31,356,962	772,949

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		31,356,962	367,817

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		52,446,296	2,400,467

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		52,446,296	939,838

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		26,457,437	572,010

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		26,457,437	211,660

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.14% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.14		38,710,000	839,620

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.64% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64		38,710,000	1,161

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		17,401,000	804,640

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		17,401,000	173,036

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		31,649,737	1,700,857

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		31,649,737	125,649

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.065		35,950,000	731,223

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.565% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565		35,950,000	—

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	15,020,000	571

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	15,020,000	533

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	Dec-11/1.578	CHF	15,020,000	228

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	Dec-11/1.602	CHF	15,020,000	190

Total purchased options outstanding (cost $32,062,816)				$31,773,401

FOREIGN GOVERNMENT BONDS AND NOTES (1.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$2,810,000	$2,669,500

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,175,000	1,212,107

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			13,520,000	13,218,098

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.467s, 2012			14,010,000	3,387,898

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			960,000	973,248

Korea Development Bank sr. unsec. unsub. notes 4s, 2016			2,000,000	2,070,077

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012			2,100,000	2,139,245

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			4,000,000	4,075,400

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,793,500

Total foreign government bonds and notes (cost $30,896,797)				$31,539,073

SHORT-TERM INVESTMENTS (36.7%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.221%, March 8, 2012(SEGSF)			$60,000,000	$59,912,000

U.S. Treasury Bills for an effective yield of 0.245%, February 9, 2012(SEGSF)			25,000,000	24,961,333

U.S. Treasury Bills for effective yields from 0.101% to 0.200%, December 15, 2011(SEG)(SEGSF)			107,000,000	106,919,968

U.S. Treasury Bills for an effective yield of 0.166%, November 17, 2011(SEG)(SEGSF)			50,000,000	49,969,250

U.S. Treasury Bills for effective yields from 0.112% to 0.143%, October 20, 2011(SEG)(SEGSF)			87,000,000	86,959,440

U.S. Treasury Bills for an effective yield of 0.104%, September 22, 2011			20,000,000	19,994,078

U.S. Treasury Bills for effective yields from 0.084% to 0.103%, August 25, 2011(SEG)(SEGSF)			5,602,000	5,601,271

U.S. Treasury Bills for effective yields from 0.119% to 0.150%, May 3, 2012(SEGSF)			74,000,000	73,920,650

U.S. Treasury Bills for effective yields from 0.122% to 0.128%, April 5, 2012(SEGSF)			40,000,000	39,965,246

Putnam Money Market Liquidity Fund 0.05%(e)			151,170,648	151,170,648

Total short-term investments (cost $619,373,884)				$619,373,884

TOTAL INVESTMENTS

Total investments (cost $1,918,312,465)(b)				$1,926,153,991

FORWARD CURRENCY CONTRACTS at 7/31/11 (aggregate face value $536,088,423) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/17/11	$628,138	$595,448	$(32,690)
	Brazilian Real	Buy	8/17/11	3,067,926	3,052,206	15,720
	British Pound	Sell	8/17/11	4,914,922	4,786,656	(128,266)
	Canadian Dollar	Buy	8/17/11	3,151,258	3,232,092	(80,834)
	Chilean Peso	Sell	8/17/11	227,959	269,510	41,551
	Czech Koruna	Buy	8/17/11	2,801,445	2,742,398	59,047
	Euro	Sell	8/17/11	7,199,529	6,937,698	(261,831)
	Hungarian Forint	Buy	8/17/11	1,597,941	1,608,846	(10,905)
	Japanese Yen	Buy	8/17/11	2,505,578	2,585,557	(79,979)
	Mexican Peso	Buy	8/17/11	1,414,958	1,407,311	7,647
	Norwegian Krone	Sell	8/17/11	1,156,994	1,138,851	(18,143)
	Philippines Peso	Buy	8/17/11	952,521	926,863	25,658
	Russian Ruble	Buy	8/17/11	2,658,109	2,621,950	36,159
	Singapore Dollar	Buy	8/17/11	2,838,646	2,780,903	57,743
	South African Rand	Buy	8/17/11	1,774,877	1,762,430	12,447
	South Korean Won	Buy	8/17/11	3,090,881	3,009,437	81,444
	Swedish Krona	Sell	8/17/11	1,752,346	1,615,471	(136,875)
	Swiss Franc	Sell	8/17/11	10,230,365	9,625,825	(604,540)
	Taiwan Dollar	Sell	8/17/11	1,696,972	1,706,893	9,921
	Turkish Lira	Sell	8/17/11	1,350,755	1,347,712	(3,043)
Barclays Bank PLC
	Australian Dollar	Buy	8/17/11	2,624,414	2,591,593	32,821
	Brazilian Real	Buy	8/17/11	3,825,184	3,742,977	82,207
	British Pound	Buy	8/17/11	2,709,704	2,701,094	8,610
	Canadian Dollar	Buy	8/17/11	2,342,803	2,407,245	(64,442)
	Chilean Peso	Sell	8/17/11	198,676	214,800	16,124
	Czech Koruna	Sell	8/17/11	90,614	124,308	33,694
	Euro	Sell	8/17/11	10,514,015	10,365,497	(148,518)
	Hungarian Forint	Sell	8/17/11	952,954	1,004,669	51,715
	Indian Rupee	Sell	8/17/11	3,440,873	3,363,644	(77,229)
	Japanese Yen	Buy	8/17/11	11,963,440	11,635,484	327,956
	Malaysian Ringgit	Buy	8/17/11	3,317,394	3,269,028	48,366
	Mexican Peso	Buy	8/17/11	3,513,394	3,524,719	(11,325)
	New Zealand Dollar	Sell	8/17/11	647,981	609,652	(38,329)
	Norwegian Krone	Sell	8/17/11	777,592	765,301	(12,291)
	Philippines Peso	Buy	8/17/11	1,154,704	1,124,638	30,066
	Polish Zloty	Buy	8/17/11	92,921	93,772	(851)
	Russian Ruble	Buy	8/17/11	1,637,646	1,615,368	22,278
	Singapore Dollar	Buy	8/17/11	1,428,131	1,399,650	28,481
	South Korean Won	Buy	8/17/11	2,547,918	2,493,206	54,712
	Swedish Krona	Sell	8/17/11	5,245,474	4,951,962	(293,512)
	Swiss Franc	Buy	8/17/11	1,650,574	1,556,307	94,267
	Taiwan Dollar	Sell	8/17/11	1,990,587	2,012,671	22,084
	Thai Baht	Buy	8/17/11	2,044,879	1,982,756	62,123
	Turkish Lira	Buy	8/17/11	567,792	589,703	(21,911)
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	2,590,493	2,455,325	135,168
	Brazilian Real	Buy	8/17/11	2,593,894	2,561,217	32,677
	British Pound	Sell	8/17/11	4,164,517	4,050,836	(113,681)
	Canadian Dollar	Buy	8/17/11	1,662,219	1,803,964	(141,745)
	Chilean Peso	Buy	8/17/11	2,440,350	2,354,634	85,716
	Czech Koruna	Buy	8/17/11	757,361	757,995	(634)
	Euro	Sell	8/17/11	7,760,751	7,675,596	(85,155)
	Hungarian Forint	Buy	8/17/11	534,516	546,510	(11,994)
	Japanese Yen	Sell	8/17/11	5,614,939	5,238,695	(376,244)
	Mexican Peso	Buy	8/17/11	767,270	744,213	23,057
	New Zealand Dollar	Sell	8/17/11	822,319	773,574	(48,745)
	Norwegian Krone	Buy	8/17/11	3,885,326	3,889,368	(4,042)
	Polish Zloty	Sell	8/17/11	932,875	940,117	7,242
	Singapore Dollar	Buy	8/17/11	1,314,292	1,288,071	26,221
	South African Rand	Buy	8/17/11	1,851,160	1,840,850	10,310
	South Korean Won	Buy	8/17/11	1,942,204	1,893,071	49,133
	Swedish Krona	Buy	8/17/11	326,317	318,309	8,008
	Swiss Franc	Sell	8/17/11	2,251,935	2,128,579	(123,356)
	Taiwan Dollar	Sell	8/17/11	1,813,978	1,825,539	11,561
	Turkish Lira	Buy	8/17/11	177,933	184,947	(7,014)
Credit Suisse AG
	Australian Dollar	Buy	8/17/11	2,908,844	2,651,912	256,932
	Brazilian Real	Buy	8/17/11	3,337,546	3,294,693	42,853
	British Pound	Sell	8/17/11	6,512,489	6,301,265	(211,224)
	Canadian Dollar	Buy	8/17/11	2,896,458	3,095,991	(199,533)
	Czech Koruna	Buy	8/17/11	2,491,234	2,453,053	38,181
	Euro	Buy	8/17/11	4,523,814	4,278,970	244,844
	Hungarian Forint	Buy	8/17/11	1,597,941	1,607,812	(9,871)
	Indian Rupee	Sell	8/17/11	3,002,485	2,935,635	(66,850)
	Japanese Yen	Buy	8/17/11	1,551,838	1,587,122	(35,284)
	Malaysian Ringgit	Buy	8/17/11	3,291,681	3,245,628	46,053
	Mexican Peso	Buy	8/17/11	3,374,747	3,336,494	38,253
	Norwegian Krone	Buy	8/17/11	1,155,214	1,315,487	(160,273)
	Polish Zloty	Buy	8/17/11	36,730	37,022	(292)
	Russian Ruble	Buy	8/17/11	2,529,623	2,494,411	35,212
	South African Rand	Buy	8/17/11	1,864,558	1,905,254	(40,696)
	South Korean Won	Buy	8/17/11	3,901,671	3,870,491	31,180
	Swedish Krona	Buy	8/17/11	169,465	412,821	(243,356)
	Swiss Franc	Sell	8/17/11	1,030,452	1,116,325	85,873
	Taiwan Dollar	Sell	8/17/11	2,159,587	2,175,629	16,042
	Turkish Lira	Sell	8/17/11	1,408,826	1,463,418	54,592
Deutsche Bank AG
	Australian Dollar	Buy	8/17/11	6,495,554	6,139,169	356,385
	Brazilian Real	Buy	8/17/11	2,245,910	2,205,736	40,174
	British Pound	Buy	8/17/11	1,612,352	1,538,656	73,696
	Canadian Dollar	Buy	8/17/11	3,501,282	3,791,377	(290,095)
	Chilean Peso	Buy	8/17/11	2,373,505	2,338,917	34,588
	Czech Koruna	Buy	8/17/11	864,922	865,414	(492)
	Euro	Sell	8/17/11	6,953,814	6,889,240	(64,574)
	Hungarian Forint	Sell	8/17/11	599,587	557,524	(42,063)
	Malaysian Ringgit	Buy	8/17/11	3,343,106	3,293,601	49,505
	Mexican Peso	Buy	8/17/11	2,446,332	2,434,322	12,010
	New Zealand Dollar	Sell	8/17/11	872,043	820,837	(51,206)
	Norwegian Krone	Sell	8/17/11	930,006	915,757	(14,249)
	Philippines Peso	Buy	8/17/11	1,136,352	1,105,998	30,354
	Polish Zloty	Sell	8/17/11	779,849	786,444	6,595
	Singapore Dollar	Buy	8/17/11	1,164,475	1,140,834	23,641
	South Korean Won	Buy	8/17/11	1,827,821	1,741,696	86,125
	Swedish Krona	Buy	8/17/11	1,658,098	1,616,024	42,074
	Swiss Franc	Buy	8/17/11	2,407,599	2,254,870	152,729
	Taiwan Dollar	Sell	8/17/11	3,720,553	3,727,335	6,782
	Turkish Lira	Sell	8/17/11	900,287	855,762	(44,525)
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	5,641,717	5,532,641	109,076
	British Pound	Sell	8/17/11	3,608,942	3,510,580	(98,362)
	Canadian Dollar	Sell	8/17/11	766,494	550,405	(216,089)
	Chilean Peso	Buy	8/17/11	1,918,568	1,867,183	51,385
	Euro	Sell	8/17/11	11,345,078	11,126,019	(219,059)
	Hungarian Forint	Sell	8/17/11	127,170	149,791	22,621
	Japanese Yen	Sell	8/17/11	798,061	653,954	(144,107)
	Norwegian Krone	Sell	8/17/11	222,259	145,576	(76,683)
	Polish Zloty	Buy	8/17/11	556,810	564,948	(8,138)
	South African Rand	Buy	8/17/11	695,037	734,305	(39,268)
	Swedish Krona	Buy	8/17/11	4,508,711	4,393,826	114,885
	Swiss Franc	Buy	8/17/11	927,141	728,449	198,692
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/17/11	2,713,223	2,493,222	220,001
	British Pound	Sell	8/17/11	3,227,004	3,127,886	(99,118)
	Euro	Sell	8/17/11	3,929,561	3,845,345	(84,216)
	Japanese Yen	Sell	8/17/11	3,649,286	3,476,252	(173,034)
	New Zealand Dollar	Sell	8/17/11	1,996,122	1,879,140	(116,982)
	Norwegian Krone	Sell	8/17/11	541,219	533,584	(7,635)
	Philippines Peso	Buy	8/17/11	1,136,352	1,106,125	30,227
	Singapore Dollar	Buy	8/17/11	1,058,032	1,036,919	21,113
	South Korean Won	Buy	8/17/11	2,192,135	2,137,834	54,301
	Swiss Franc	Buy	8/17/11	3,356,417	3,158,100	198,317
	Taiwan Dollar	Sell	8/17/11	1,733,441	1,746,134	12,693
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/17/11	2,285,865	2,166,779	119,086
	Brazilian Real	Buy	8/17/11	2,816,854	2,756,046	60,808
	British Pound	Sell	8/17/11	1,441,671	1,270,666	(171,005)
	Canadian Dollar	Buy	8/17/11	752,995	831,730	(78,735)
	Chilean Peso	Buy	8/17/11	1,286,222	1,252,438	33,784
	Czech Koruna	Buy	8/17/11	707,606	699,933	7,673
	Euro	Sell	8/17/11	4,926,492	4,664,514	(261,978)
	Hungarian Forint	Buy	8/17/11	505,034	562,394	(57,360)
	Japanese Yen	Buy	8/17/11	4,317,926	4,316,140	1,786
	Malaysian Ringgit	Buy	8/17/11	3,201,150	3,153,224	47,926
	Mexican Peso	Buy	8/17/11	2,426,891	2,395,814	31,077
	New Zealand Dollar	Buy	8/17/11	1,301,575	1,308,299	(6,724)
	Norwegian Krone	Sell	8/17/11	800,181	787,821	(12,360)
	Polish Zloty	Sell	8/17/11	431	434	3
	Russian Ruble	Buy	8/17/11	1,637,646	1,613,615	24,031
	Singapore Dollar	Buy	8/17/11	1,861,381	1,823,517	37,864
	South African Rand	Buy	8/17/11	1,822,455	1,805,128	17,327
	South Korean Won	Buy	8/17/11	1,073,732	990,048	83,684
	Swedish Krona	Buy	8/17/11	532,986	448,759	84,227
	Swiss Franc	Buy	8/17/11	1,345,584	1,268,159	77,425
	Taiwan Dollar	Sell	8/17/11	3,086,520	3,110,940	24,420
	Thai Baht	Buy	8/17/11	1,135,241	1,099,147	36,094
	Turkish Lira	Buy	8/17/11	566,729	588,293	(21,564)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/17/11	3,260,895	3,320,118	(59,223)
	Brazilian Real	Buy	8/17/11	521,526	506,128	15,398
	British Pound	Buy	8/17/11	4,196,058	4,053,110	142,948
	Canadian Dollar	Buy	8/17/11	2,186,679	2,273,339	(86,660)
	Chilean Peso	Sell	8/17/11	50,640	72,931	22,291
	Czech Koruna	Buy	8/17/11	969,827	969,975	(148)
	Euro	Sell	8/17/11	14,039,605	13,953,529	(86,076)
	Hungarian Forint	Buy	8/17/11	72,878	55,384	17,494
	Indian Rupee	Sell	8/17/11	2,522,919	2,466,203	(56,716)
	Japanese Yen	Buy	8/17/11	1,977,663	2,116,903	(139,240)
	Malaysian Ringgit	Buy	8/17/11	1,386,479	1,371,269	15,210
	Mexican Peso	Buy	8/17/11	1,289,918	1,290,393	(475)
	New Zealand Dollar	Buy	8/17/11	71,121	21,024	50,097
	Norwegian Krone	Buy	8/17/11	5,510,466	5,423,324	87,142
	Polish Zloty	Sell	8/17/11	1,329,729	1,252,767	(76,962)
	Russian Ruble	Buy	8/17/11	1,637,646	1,616,809	20,837
	Singapore Dollar	Buy	8/17/11	1,662,870	1,629,111	33,759
	South African Rand	Buy	8/17/11	3,781,050	3,769,988	11,062
	South Korean Won	Buy	8/17/11	3,953,917	3,846,716	107,201
	Swedish Krona	Sell	8/17/11	4,692,155	4,307,496	(384,659)
	Swiss Franc	Buy	8/17/11	1,728,786	1,629,975	98,811
	Taiwan Dollar	Sell	8/17/11	3,507,319	3,533,372	26,053
	Turkish Lira	Buy	8/17/11	183,598	190,625	(7,027)
State Street Bank and Trust Co.
	Australian Dollar	Sell	8/17/11	2,947,375	2,766,566	(180,809)
	Brazilian Real	Buy	8/17/11	49,290	33,055	16,235
	British Pound	Buy	8/17/11	993,859	966,765	27,094
	Canadian Dollar	Buy	8/17/11	2,341,548	2,493,985	(152,437)
	Czech Koruna	Buy	8/17/11	1,951,355	1,896,135	55,220
	Euro	Sell	8/17/11	6,463,104	6,277,570	(185,534)
	Hungarian Forint	Sell	8/17/11	654,756	698,299	43,543
	Japanese Yen	Sell	8/17/11	1,396,279	1,132,494	(263,785)
	Malaysian Ringgit	Buy	8/17/11	1,995,834	1,966,561	29,273
	Mexican Peso	Sell	8/17/11	992,076	1,028,502	36,426
	Norwegian Krone	Sell	8/17/11	2,370,925	2,333,270	(37,655)
	Philippines Peso	Buy	8/17/11	1,967,676	1,915,468	52,208
	Polish Zloty	Sell	8/17/11	1,044,467	1,041,590	(2,877)
	Russian Ruble	Buy	8/17/11	1,637,646	1,619,755	17,891
	Singapore Dollar	Buy	8/17/11	1,793,743	1,757,670	36,073
	South African Rand	Buy	8/17/11	1,552,458	1,540,794	11,664
	South Korean Won	Buy	8/17/11	1,897,060	1,904,707	(7,647)
	Swedish Krona	Buy	8/17/11	861,892	840,694	21,198
	Swiss Franc	Buy	8/17/11	1,766,815	1,754,019	12,796
	Taiwan Dollar	Sell	8/17/11	2,907,830	2,928,919	21,089
	Thai Baht	Buy	8/17/11	1,135,241	1,102,364	32,877
	Turkish Lira	Sell	8/17/11	33,403	14,552	(18,851)
UBS AG
	Australian Dollar	Sell	8/17/11	145,782	99,931	(45,851)
	Brazilian Real	Buy	8/17/11	2,771,929	2,746,852	25,077
	British Pound	Sell	8/17/11	702,437	626,744	(75,693)
	Canadian Dollar	Buy	8/17/11	7,849,736	7,862,430	(12,694)
	Czech Koruna	Buy	8/17/11	2,605,433	2,620,111	(14,678)
	Euro	Sell	8/17/11	15,093,549	15,193,256	99,707
	Hungarian Forint	Buy	8/17/11	1,259,026	1,285,389	(26,363)
	Indian Rupee	Sell	8/17/11	3,742,450	3,659,934	(82,516)
	Japanese Yen	Buy	8/17/11	1,717,415	1,770,095	(52,680)
	Mexican Peso	Buy	8/17/11	1,516,444	1,485,033	31,411
	New Zealand Dollar	Buy	8/17/11	130,403	140,492	(10,089)
	Norwegian Krone	Sell	8/17/11	3,971,863	3,662,062	(309,801)
	Polish Zloty	Buy	8/17/11	74,574	75,158	(584)
	Russian Ruble	Buy	8/17/11	1,637,657	1,617,194	20,463
	Singapore Dollar	Buy	8/17/11	1,614,510	1,581,346	33,164
	South African Rand	Buy	8/17/11	1,918,193	1,896,048	22,145
	South Korean Won	Buy	8/17/11	3,138,924	3,070,516	68,408
	Swedish Krona	Buy	8/17/11	300,503	580,544	(280,041)
	Swiss Franc	Sell	8/17/11	997,874	940,895	(56,979)
	Taiwan Dollar	Sell	8/17/11	3,851,124	3,871,614	20,490
	Thai Baht	Buy	8/17/11	1,933,850	1,876,319	57,531
	Turkish Lira	Sell	8/17/11	86,871	62,584	(24,287)
Westpac Banking Corp.
	Australian Dollar	Sell	8/17/11	6,832,237	6,550,946	(281,291)
	British Pound	Buy	8/17/11	1,854,164	1,723,885	130,279
	Canadian Dollar	Buy	8/17/11	978,915	947,169	31,746
	Euro	Sell	8/17/11	6,772,724	6,609,077	(163,647)
	Japanese Yen	Buy	8/17/11	1,035,672	1,129,408	(93,736)
	New Zealand Dollar	Sell	8/17/11	1,379,185	1,291,728	(87,457)
	Norwegian Krone	Sell	8/17/11	6,393,234	6,295,833	(97,401)
	Swedish Krona	Buy	8/17/11	4,062,380	3,960,953	101,427
	Swiss Franc	Sell	8/17/11	4,121,048	3,994,141	(126,907)

Total						$(3,013,729)

FUTURES CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	356	$42,829,700	Sep-11	$454,321
Canadian Government Bond 10 yr (Long)	49	6,540,514	Sep-11	28,888
Euro-Bund 10 yr (Long)	97	18,165,065	Sep-11	113,898
Euro-Dollar 90 day (Short)	1,057	262,743,775	Jun-12	(563,930)
Euro-Schatz 2 yr (Short)	22	3,426,992	Sep-11	(42,647)
Euro-Swiss Frank 3 Month (Short)	110	34,789,304	Dec-11	(150,061)
Euro-Swiss Frank 3 Month (Short)	110	34,695,203	Dec-12	(332,399)
Euro-Swiss Frank 3 Month (Short)	110	34,757,937	Jun-12	(272,127)
Euro-Swiss Frank 3 Month (Short)	110	34,778,848	Mar-12	(211,113)
Euro-Swiss Frank 3 Month (Short)	110	34,792,789	Sep-11	(80,513)
Japanese Government Bond 10 yr (Long)	18	33,124,951	Sep-11	75,451
Japanese Government Bond 10 yr Mini (Short)	13	2,391,852	Sep-11	(15,182)
U.K. Gilt 10 yr (Long)	142	29,184,234	Sep-11	669,891
U.S. Treasury Bond 20 yr (Short)	528	67,650,000	Sep-11	(1,854,498)
U.S. Treasury Bond 30 yr (Long)	105	13,853,438	Sep-11	383,528
U.S. Treasury Note 2 yr (Short)	1,220	268,304,689	Sep-11	(513,414)
U.S. Treasury Note 5 yr (Long)	344	41,777,188	Sep-11	668,534
U.S. Treasury Note 10 yr (Short)	785	98,664,688	Sep-11	(820,711)

Total				$(2,462,084)

WRITTEN OPTIONS OUTSTANDING at 7/31/11 (premiums received $86,304,312) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		$5,758,100	Apr-12/$4.8675	$13,877
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		5,758,100	Apr-12/4.8675	837,631
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		9,548,000	Aug-11/4.475	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		9,548,000	Aug-11/4.475	1,305,498
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		12,332,000	Aug-11/4.49	1,705,762
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		12,332,000	Aug-11/4.49	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		6,166,000	Aug-11/4.55	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		6,166,000	Aug-11/4.55	885,993
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		3,412,000	Aug-11/4.7	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		3,412,000	Aug-11/4.7	539,915
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		15,321,700	Aug-15/4.375	2,001,933
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		15,321,700	Aug-15/4.375	1,770,269
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		15,321,700	Aug-15/4.46	1,871,852
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		15,321,700	Aug-15/4.46	1,898,818
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		36,452,670	Dec-11/2.225	182,992
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		36,452,670	Dec-11/2.225	799,043
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		51,393,175	Dec-11/2.28	248,332
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		51,393,175	Dec-11/2.28	1,220,588
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		5,042,460	Feb-15/5.27	200,463
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		5,042,460	Feb-15/5.27	562,355
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		795,340	Feb-15/5.36	30,127
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		795,340	Feb-15/5.36	92,770
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		23,055,600	Jan-12/4.72	20,519
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		23,055,600	Jan-12/4.72	3,247,612
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		38,426,000	Jan-12/4.8	26,130
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		38,426,000	Jan-12/4.8	5,685,511
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		10,803,964	Jul-14/4.19	681,730
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		10,803,964	Jul-14/4.19	681,730
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.		10,812,522	Jul-14/4.29	628,532
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.		10,812,522	Jul-14/4.29	720,503
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		4,321,586	Jul-14/4.34	245,349
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		4,321,586	Jul-14/4.34	297,165
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		10,803,964	Jul-14/4.35	609,733
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		10,803,964	Jul-14/4.35	747,948
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		10,146,020	Jul-14/4.36	566,158
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		10,146,020	Jul-14/4.36	708,781
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		10,803,991	Jul-14/4.3725	600,021
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		10,803,991	Jul-14/4.375	761,012
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		17,484,676	Jul-16/4.67	1,269,387
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		17,484,676	Jul-16/4.67	1,269,387
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		17,498,526	Jul-16/4.74	1,194,782
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		17,498,526	Jul-16/4.74	1,314,017
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		16,419,887	Jul-16/4.79	1,096,110
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		16,419,887	Jul-16/4.79	1,267,517
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		6,993,870	Jul-16/4.8	464,841
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		6,993,870	Jul-16/4.8	542,144
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		17,484,676	Jul-16/4.8	1,164,689
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		17,484,676	Jul-16/4.8	1,354,905
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		17,484,676	Jul-16/4.815	1,153,534
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		17,484,676	Jul-16/4.815	1,366,585
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		24,553,095	Jun-16/4.575	945,049
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		24,553,095	Jun-16/4.575	1,111,764
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		12,793,343	Jun-16/4.815	851,909
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		12,793,343	Jun-16/4.815	1,021,293
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		24,709,984	Jun-16/4.89	813,650
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		24,709,984	Jun-16/4.39	1,012,368
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		25,111,120	Jun-16/5.12	746,453
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		25,111,120	Jun-16/4.12	881,651
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		4,040,933	Jun-16/5.86	161,609
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		4,040,933	Jun-16/4.86	329,296
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		22,005,119	May-16/4.6	835,094
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		22,005,119	May-16/4.6	1,010,695
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		33,209,608	May-16/4.7575	1,149,783
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		33,209,608	May-16/4.7575	1,651,680
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		50,714,521	May-16/4.7575	1,765,778
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.		50,714,521	May-16/4.7575	2,523,047
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		41,578,327	May-16/4.765	1,407,759
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		41,578,327	May-16/4.765	2,071,224
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		126,786,296	May-16/4.77	4,364,999
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		126,786,296	May-16/4.77	6,346,795
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		22,115,185	May-16/4.86	732,897
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		22,115,185	May-16/4.36	891,905
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		22,461,176	May-16/5.11	669,702
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		22,461,176	May-16/4.11	784,793
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		3,042,918	Nov-11/2.31	11,168
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		3,042,918	Nov-11/2.31	77,412
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		44,754,670	Oct-11/1.97	620,747
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		44,754,670	Oct-11/2.47	31,328
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		28,026,222	Sep-11/2.065	26,905
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		28,026,222	Sep-11/2.065	515,402
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		86,207,400	Sep-15/4.04	4,494,854
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		86,207,400	Sep-15/4.04	7,547,458
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	15,020,000	Dec-11/0.578	56,136
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	15,020,000	Dec-11/0.602	63,788
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	15,020,000	Jan-12/0.70175	89,943
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	15,020,000	Jan-12/0.722	96,130

Total				$93,567,014

TBA SALE COMMITMENTS OUTSTANDING at 7/31/11 (proceeds receivable $53,069,786) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5s, July 1, 2041	$ 23,000,000	8/9/11	$ 24,578,554
Federal National Mortgage Association, 4 1/2s, August 1, 2041	13,000,000	8/11/11	13,570,781
Federal National Mortgage Association, 4s, August 1, 2041	15,000,000	8/11/11	15,239,063

Total			$ 53,388,398

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$13,608,000		$—	8/2/21	2.97236%	3 month USD-LIBOR-BBA	$—
	AUD	6,090,000		—	4/18/21	6.1%	6 month AUD-BBR-BBSW	(322,514)
	AUD	16,950,000		—	7/19/16	6 month AUD-BBR-BBSW	5.085%	(35,122)
	CAD	13,430,000		—	6/28/21	3.25%	3 month CAD-BA-CDOR	(248,463)
	CAD	16,815,000		—	7/14/21	3.26%	3 month CAD-BA-CDOR	(303,738)
	CAD	13,593,000		—	7/14/21	3.2575%	3 month CAD-BA-CDOR	(242,389)
	CAD	5,906,000		—	7/21/21	3.31%	3 month CAD-BA-CDOR	(130,201)
	CAD	21,344,000		—	7/29/21	3 month CAD-BA-CDOR	3.093%	—
	EUR	41,500,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	333,604
	GBP	29,764,000		—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	1,589,752
	GBP	9,150,000		—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	484,976
	GBP	15,850,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(354,699)
	GBP	7,090,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(663,903)
	GBP	10,310,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	170,579
	Barclays Bank PLC
		$328,693,100		61,982	6/17/13	0.64%	3 month USD-LIBOR-BBA	(508,949)
		37,948,500		140,809	6/17/41	4.04%	3 month USD-LIBOR-BBA	(1,681,915)
		8,400,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	(208,090)
		155,395,900		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(10,334,376)
		71,680,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	1,360,710
		79,410,000		—	6/28/13	0.628%	3 month USD-LIBOR-BBA	(103,717)
		23,574,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	(428,544)
		8,410,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	145,107
		26,320,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	337,720
		1,675,000		—	6/29/13	0.64625%	3 month USD-LIBOR-BBA	(2,811)
		25,355,000		—	6/29/13	0.6425%	3 month USD-LIBOR-BBA	(40,640)
		35,100,000		—	6/30/13	0.66%	3 month USD-LIBOR-BBA	(68,125)
		15,300,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	379,243
		9,285,000		—	7/8/13	0.6775%	3 month USD-LIBOR-BBA	(19,759)
		81,638,000		—	7/12/13	3 month USD-LIBOR-BBA	0.7225%	240,965
		3,812,000		—	7/12/41	3 month USD-LIBOR-BBA	4.0825%	202,943
		25,694,000		—	7/13/41	3.948%	3 month USD-LIBOR-BBA	(726,476)
		120,029,000		—	7/13/13	0.645%	3 month USD-LIBOR-BBA	(165,237)
		17,059,000		—	7/14/41	3.88%	3 month USD-LIBOR-BBA	(266,082)
		3,909,000		—	7/20/13	3 month USD-LIBOR-BBA	0.66%	6,043
		4,621,000		—	7/20/21	3.014%	3 month USD-LIBOR-BBA	(44,441)
		4,784,000		—	7/20/41	3 month USD-LIBOR-BBA	3.888%	78,813
		41,462,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(519,601)
		29,190,100		37,632	3/30/31	3 month USD-LIBOR-BBA	4.17%	2,688,723
		100,457,700		(246,186)	7/22/20	2.86%	3 month USD-LIBOR-BBA	(1,263,292)
		7,473,000		—	7/25/21	3 month USD-LIBOR-BBA	3.111%	132,491
		6,684,000		—	7/25/21	3 month USD-LIBOR-BBA	3.126%	127,476
		9,998,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	311,062
		63,322,000		—	7/28/13	3 month USD-LIBOR-BBA	0.635%	57,930
		7,196,000		—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	218,345
		17,900,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(219,096)
		36,850,000		—	8/2/13	0.6425%	3 month USD-LIBOR-BBA	—
		10,066,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	—
		16,074,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	—
	AUD	16,950,000		—	6/29/21	5.735%	6 month AUD-BBR-BBSW	(333,208)
	AUD	33,900,000		—	6/30/16	5.42%	6 month AUD-BBR-BBSW	(454,841)
	AUD	20,456,000		—	7/15/21	5.6075%	6 month AUD-BBR-BBSW	(183,500)
	AUD	20,080,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(464,113)
	AUD	15,270,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	537,512
	AUD	9,600,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(482,283)
	EUR	75,990,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	532,797
	EUR	94,987,500		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	(644,382)
	EUR	17,252,000		—	7/29/21	3.159%	6 month EUR-EURIBOR-REUTERS	(62,035)
	GBP	3,746,000		—	7/22/21	3.326%	6 month GBP-LIBOR-BBA	(106,921)
	GBP	19,400,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	1,670,686
	GBP	6,600,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(883,725)
	GBP	8,760,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(893,168)
	GBP	9,510,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	148,124
	GBP	22,200,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(511,279)
	GBP	36,290,000		—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(360,526)
	GBP	36,290,000		—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(359,800)
	Citibank, N.A.
		$1,548,443		—	7/27/21	3 month USD-LIBOR-BBA	3.06%	20,091
		619,377		—	7/28/21	3 month USD-LIBOR-BBA	3.04375%	7,064
		8,483,500		533,612	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(708,622)
		16,967,000		1,067,648	7/26/21	4.52%	3 month USD-LIBOR-BBA	(1,374,846)
	GBP	4,850,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	427,732
	GBP	1,650,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(210,519)
	GBP	9,460,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(799,291)
	GBP	2,800,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	394,659
	GBP	11,820,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	136,077
	SEK	37,780,000		—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(248,490)
	SEK	85,436,000		—	7/8/16	3.275%	3 month SEK-STIBOR-SIDE	(238,535)
	SEK	90,898,000		—	7/11/16	3.2825%	3 month SEK-STIBOR-SIDE	(257,960)
	SEK	22,120,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	224,560
	SEK	61,923,000		—	7/25/21	3 month SEK-STIBOR-SIDE	3.495%	269,863
	SEK	32,670,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(382,571)
	SEK	40,880,000		—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(279,774)
	SEK	37,780,000		—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(249,833)
	SEK	15,850,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(160,353)
	Credit Suisse International
		$47,700,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(253,764)
		244,766,100		(50,076)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(10,497,456)
		379,199,200		27,039	5/27/13	0.72%	3 month USD-LIBOR-BBA	(1,365,539)
	CHF	8,234,000		—	7/14/21	6 month CHF-LIBOR-BBA	1.93%	40,267
	CHF	4,192,000		—	7/19/21	6 month CHF-LIBOR-BBA	1.91%	8,899
	CHF	6,880,000		—	7/25/21	6 month CHF-LIBOR-BBA	2.025%	103,633
	CHF	127,000,000		—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(1,129,910)
	EUR	17,252,000		—	7/26/21	6 month EUR-EURIBOR-REUTERS	3.277%	318,008
	EUR	5,580,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(444,461)
	GBP	11,380,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(1,067,898)
	GBP	6,290,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	893,675
	SEK	15,850,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(167,011)
	SEK	52,040,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	532,166
	SEK	11,630,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(118,879)
	SEK	45,937,000		—	7/28/21	3.35%	3 month SEK-STIBOR-SIDE	(109,789)
	SEK	28,710,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	285,150
	Deutsche Bank AG
		$153,444,300		233,507	7/18/21	3 month USD-LIBOR-BBA	3.04%	2,096,421
		15,833,400		8,450	7/18/14	3 month USD-LIBOR-BBA	0.96%	65,823
		10,520,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	140,570
		131,984,000		—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(115,521)
		7,129,000		—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(194,008)
		1,548,443		—	8/1/21	3 month USD-LIBOR-BBA	3.06375%	19,479
		362,669,700		(64,076)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(1,695,445)
		19,643,159		(334,916)	7/21/21	3 month USD-LIBOR-BBA	3.55%	796,120
	EUR	22,470,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(1,232,153)
	KRW	8,401,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(92,246)
	KRW	8,401,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(87,569)
	KRW	8,331,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(87,956)
	ZAR	293,738,000		—	7/22/12	5.8%	3 month ZAR-JIBAR-SAFEX	(7,430)
	ZAR	67,979,000		—	7/22/16	3 month ZAR-JIBAR-SAFEX	7.38%	27,837
	Goldman Sachs International
		$416,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	18,293
		40,098,200		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	609,686
		16,842,900		6,750	7/20/16	1.79%	3 month USD-LIBOR-BBA	(140,679)
		11,561,000		—	7/21/13	0.665%	3 month USD-LIBOR-BBA	(18,934)
		6,595,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(90,571)
		6,252,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(156,588)
		292,000		—	7/25/41	3.9325%	3 month USD-LIBOR-BBA	(7,062)
		25,527,000		—	7/25/13	3 month USD-LIBOR-BBA	0.65625%	35,742
		11,435,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	158,055
		96,064,000		—	7/25/13	0.65625%	3 month USD-LIBOR-BBA	(134,507)
		59,908,700	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(282,170)
		31,769,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	608,757
		74,342,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(1,180,341)
		118,243,000		—	7/26/13	3 month USD-LIBOR-BBA	0.63%	101,137
		27,226,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	674,511
		1,769,000		—	7/27/21	3.062%	3 month USD-LIBOR-BBA	(23,272)
		60,014,000		—	7/28/13	3 month USD-LIBOR-BBA	0.61875%	35,618
		9,643,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(234,806)
		23,986,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	298,866
		7,103,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	—
		11,340,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	—
		8,523,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	—
		1,548,443		—	8/2/21	3 month USD-LIBOR-BBA	2.918%	—
		67,398,200		430,639	5/9/41	4.09%	3 month USD-LIBOR-BBA	(3,706,275)
	CHF	22,260,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(178,685)
	EUR	13,510,000		—	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	531,710
	EUR	32,400,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	255,546
	EUR	54,940,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(555,641)
	GBP	7,959,000		—	7/21/21	3.3375%	6 month GBP-LIBOR-BBA	(241,604)
	GBP	4,720,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(494,127)
	KRW	25,634,000,000		—	7/11/16	4.035%	3 month KRW-CD-KSDA-BLOOMBERG	(170,796)
	KRW	8,051,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(79,013)
	SEK	14,700,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(123,920)
	SEK	28,710,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	275,920
	SEK	60,894,000		—	7/14/21	3 month SEK-STIBOR-SIDE	3.275%	86,831
	JPMorgan Chase Bank, N.A.
		$9,579,200		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	890,322
		95,500,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(519,520)
		68,100,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(380,679)
		73,129,200		—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(206,494)
		8,674,000		—	7/19/21	3 month USD-LIBOR-BBA	3.106%	156,003
		26,928,000		—	7/19/21	3.074%	3 month USD-LIBOR-BBA	(407,003)
		1,549,670		—	7/22/21	3 month USD-LIBOR-BBA	3.046%	19,016
		1,454,145		—	7/26/21	3 month USD-LIBOR-BBA	3.08%	21,631
	CAD	9,948,000		—	7/11/21	3.23875%	3 month CAD-BA-CDOR	(162,497)
	CAD	25,877,000		—	7/15/21	3 month CAD-BA-CDOR	3.213%	353,245
	CAD	3,390,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	(76,672)
	EUR	75,990,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	849,536
	EUR	75,990,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	(597,768)
	JPY	644,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(309,632)
	JPY	979,460,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(134,304)
	JPY	976,750,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	94,975
	JPY	36,800,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	7,239
	JPY	49,400,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	340
	MXN	63,220,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(51,764)
	MXN	40,760,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(9,740)
	UBS, AG
	AUD	6,790,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	169,052
	AUD	6,790,000		—	4/12/21	6 month AUD-BBR-BBSW	6.61%	158,972
	CHF	74,153,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(748,665)

	Total							$(34,668,821)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$40,806,250	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(428,906)
	4,252,417	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	36,913
	4,446,698	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(46,738)
	4,252,417	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	36,913
	4,446,698	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(46,738)
	5,854,910	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	38,027
	1,142,088	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,004)
Barclays Bank PLC
	2,039,391	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	19,496
	13,087,197	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(137,557)
	5,908,777	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(62,106)
	1,141,554	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,039
	5,858,641	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(61,579)
	14,603,838	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(153,498)
	8,744,460	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(91,911)
	10,634,177	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(111,773)
	9,665,799	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	112,530
	21,940,163	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	124,084
	14,089,935	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	134,693
	10,452,606	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	103,182
	59,668,171	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(794,454)
	60,537,753	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	597,590
	5,305,443	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	52,372
	24,446,885	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(256,956)
	8,347,450	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(73,003)
	1,141,611	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,160)
	5,760,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,312)
	1,811,899	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	15,728
	4,446,698	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(46,738)
	10,212,449	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	88,650
	2,326,203	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(24,450)
	35,685,210	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(475,127)
	25,375,387	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	356,193
	31,763,181	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(333,856)
	6,892,345	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(72,444)
	5,208,917	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	52,503
	5,614,716	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	65,367
	19,564,548	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	227,772
	9,751,621	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(102,497)
	58,768,388	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	580,124
	23,521,564	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(247,230)
	29,646,373	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(311,607)
	14,531,607	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	143,447
	734,804	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,254
	1,787,232	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,085
	5,795,969	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,407
	4,201,912	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	40,168
	4,993,876	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	28,243
	20,251,107	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	114,531
Citibank, N.A.
	4,138,161	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	35,922
	43,765,062	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(460,005)
	1,984,607	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(20,004)
	2,456,420	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,248
GBP	5,330,000	—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	224,666
Credit Suisse International
	$2,378,278	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	23,972
	3,536,962	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,915
	3,611,660	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(36,403)
	17,393,807	48,920	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(141,085)
	18,171,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(241,945)
	4,446,698	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(46,738)
	4,252,417	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	36,913
	1,141,611	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,160
	1,141,554	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(10,039)
Deutsche Bank AG
	18,171,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(241,945)
	13,686,183	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	156,649
	8,347,450	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	73,003
Goldman Sachs International
	13,271,524	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	139,494
	2,665,000	—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	--
	3,290,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(28,672)
	2,467,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(23,769)
	17,284,248	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	170,619
	13,686,183	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(156,649)
	5,854,910	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(38,027)
	3,089,079	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	26,815
	6,327,975	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	66,512
	46,226,322	151,680	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(206,027)
	10,983,991	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(95,347)
	21,024,848	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(182,508)
	22,988,971	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	130,004

Total						$(1,626,604)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America, N.A.
	France, Gov't of, 4.25%, 04/25/2019	—	$(721,448)	$17,520,000	12/20/15	(25 bp)	$(103,547)
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(5,786)	650,000	12/20/19	(100 bp)	97,995
	Deutsche Bank AG
	France, Gov't of, 4.25%, 04/25/2019	—	9,480	10,140,000	6/20/15	(100 bp)	2,010
	JPMorgan Chase Bank, N.A.
	Spain Gov't, 5.5%, 7/30/2017	—	(533,086)	7,100,000	6/20/15	(100 bp)	100,328
	Spain Gov't, 5.5%, 7/30/2017	—	(546,723)	6,000,000	6/20/16	(100 bp)	114,678

	Total						$211,464

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010, through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,688,533,992.
(b)	The aggregate identified cost on a tax basis is $1,919,203,624, resulting in gross unrealized appreciation and depreciation of $32,908,590 and $25,958,223, respectively, or net unrealized appreciation of $6,950,367.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $78,754 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $913,485,343 and $815,097,131, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $776,356,573 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 3,500 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $534,000,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $998,400,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries, and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $644,600,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $4,015,700,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notational amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,547,756 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $101,202,820 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $90,868,631.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$105,126,525	$—
Corporate bonds and notes	—	244,370,177	—
Foreign government bonds and notes	—	31,539,073	—
Mortgage-backed securities	—	684,581,439	—
Purchased options outstanding	—	31,773,401	—
Senior loans	—	57,103,278	—
U.S. Government Agency Obligations	—	3,023,610	—
U.S. Government and Agency Mortgage Obligations	—	148,894,618	—
U.S. Treasury Obligations	—	367,986	—
Short-term investments	151,170,648	468,203,236	—

Totals by level	$151,170,648	$1,774,983,343	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,013,729)	$—
Futures contracts	(2,462,084)	—	—
Written options	—	(93,567,014)	—
TBA sale commitments	—	(53,388,398)	—
Interest rate swap contracts	—	(36,521,635)	—
Total return swap contracts	—	(1,827,204)	—
Credit default contracts	—	2,009,027	—

Totals by level	$(2,462,084)	$(186,308,953)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$2,016,497	$7,470
Foreign exchange contracts	6,880,871	9,894,600
Interest rate contracts	63,410,140	166,014,676

Total	$72,307,508	$175,916,746

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (23.1%)(a)
			Shares	Value

Advertising and marketing services (0.1%)

Omnicom Group, Inc.			21,452	$1,006,528

				1,006,528
Aerospace and defense (0.7%)

Huntington Ingalls Industries, Inc.(NON)			4,165	139,444

Lockheed Martin Corp.			26,480	2,005,330

Northrop Grumman Corp.			24,994	1,512,387

Raytheon Co.			33,134	1,482,084

Rockwell Collins, Inc.			19,366	1,066,873

				6,206,118
Airlines (0.2%)

Copa Holdings SA Class A (Panama)			8,897	583,732

Southwest Airlines Co.			89,627	892,685

				1,476,417
Banking (0.4%)

Bank of Hawaii Corp.			12,719	569,938

M&T Bank Corp.			14,810	1,277,214

New York Community Bancorp, Inc.			61,315	829,592

People's United Financial, Inc.			65,297	827,966

				3,504,710
Beverage (0.3%)

Dr. Pepper Snapple Group, Inc.			75,300	2,843,328

				2,843,328
Biotechnology (0.2%)

Biogen Idec, Inc.(NON)			16,865	1,718,038

				1,718,038
Broadcasting (0.1%)

Discovery Communications, Inc. Class A(NON)			14,968	595,726

				595,726
Building materials (0.1%)

Sherwin-Williams Co. (The)			10,180	785,591

				785,591
Cable television (0.1%)

IAC/InterActiveCorp.(NON)			27,997	1,158,796

				1,158,796
Chemicals (0.4%)

International Flavors & Fragrances, Inc.			10,681	653,357

PPG Industries, Inc.			12,432	1,046,774

Sigma-Aldrich Corp.			11,895	798,155

Valspar Corp.			14,998	492,984

				2,991,270
Commercial and consumer services (0.8%)

Ecolab, Inc.			18,972	948,600

Equifax, Inc.			22,064	758,119

Expedia, Inc.			26,511	840,134

Gartner, Inc.(NON)			17,733	654,525

Moody's Corp.			24,754	881,490

Priceline.com, Inc.(NON)			2,917	1,568,325

Verisk Analytics, Inc. Class A(NON)			24,309	809,490

				6,460,683
Communications equipment (0.1%)

Harris Corp.			27,337	1,089,926

				1,089,926
Computers (2.0%)

Apple, Inc.(NON)			15,959	6,231,670

Hewlett-Packard Co.			43,443	1,527,456

IBM Corp.			35,719	6,495,500

Micros Systems, Inc.(NON)			21,966	1,075,675

NetApp, Inc.(NON)			10,855	515,830

Solera Holdings, Inc.			19,220	1,074,014

				16,920,145
Conglomerates (0.1%)

AMETEK, Inc.			23,452	996,710

				996,710
Consumer (0.5%)

Kimberly-Clark Corp.			46,019	3,007,802

Scotts Miracle-Gro Co. (The) Class A			10,187	514,036

Tupperware Brands Corp.			9,760	609,902

				4,131,740
Containers (0.1%)

Ball Corp.			19,942	773,750

				773,750
Distribution (0.1%)

W.W. Grainger, Inc.			8,331	1,236,070

				1,236,070
Electric utilities (0.7%)

Alliant Energy Corp.			17,143	675,606

DPL, Inc.			21,084	637,791

DTE Energy Co.			19,392	966,497

Entergy Corp.			15,832	1,057,578

Pinnacle West Capital Corp.			16,223	687,044

Public Service Enterprise Group, Inc.			40,254	1,318,319

Westar Energy, Inc.			20,795	536,719

				5,879,554
Electronics (0.4%)

Analog Devices, Inc.			46,358	1,594,715

L-3 Communications Holdings, Inc.			14,841	1,174,220

QLogic Corp.(NON)			25,713	390,066

				3,159,001
Energy (oil field) (0.6%)

Core Laboratories NV (Netherlands)			8,834	960,079

Deepocean Group (Shell) (acquired 6/9/11, cost $357,150) (Norway)(RES)			24,631	467,989

Dresser-Rand Group, Inc.(NON)			17,837	952,853

FMC Technologies, Inc.(NON)			29,260	1,334,256

Oceaneering International, Inc.			21,634	934,589

				4,649,766
Energy (other) (0.1%)

Covanta Holding Corp.			35,101	606,545

				606,545
Engineering and construction (0.1%)

KBR, Inc.			26,590	947,934

				947,934
Food (0.5%)

ConAgra Foods, Inc.			40,500	1,037,205

Corn Products International, Inc.			22,965	1,168,689

Hormel Foods Corp.			57,612	1,669,020

				3,874,914
Forest products and packaging (0.2%)

Rayonier, Inc.(R)			15,541	1,001,617

Sealed Air Corp.			23,783	512,048

				1,513,665
Health-care services (1.0%)

AmerisourceBergen Corp.			37,189	1,424,711

Cardinal Health, Inc.			38,674	1,692,374

Laboratory Corp. of America Holdings(NON)			13,683	1,241,869

Lincare Holdings, Inc.			24,398	624,345

McKesson Corp.			24,413	1,980,383

Pharmaceutical Product Development, Inc.			26,817	773,134

Warner Chilcott PLC Class A (Ireland)			42,944	902,683

				8,639,499
Insurance (2.0%)

ACE, Ltd.			29,162	1,953,271

Allied World Assurance Co. Holdings AG			10,482	570,745

Arch Capital Group, Ltd.(NON)			27,275	921,895

Aspen Insurance Holdings, Ltd.			20,462	529,966

Axis Capital Holdings, Ltd.			22,608	720,517

Berkshire Hathaway, Inc. Class B(NON)			44,838	3,325,634

Chubb Corp. (The)			28,099	1,755,626

Endurance Specialty Holdings, Ltd. (Bermuda)			13,453	548,075

Everest Re Group, Ltd.			9,936	815,944

PartnerRe, Ltd.			12,200	815,204

RenaissanceRe Holdings, Ltd.			11,562	804,600

Transatlantic Holdings, Inc.			13,850	709,259

Travelers Cos., Inc. (The)			35,796	1,973,433

Validus Holdings, Ltd.			23,948	636,777

W.R. Berkley Corp.			28,334	872,404

				16,953,350
Manufacturing (0.1%)

Roper Industries, Inc.			12,964	1,058,251

				1,058,251
Media (0.2%)

Viacom, Inc. Class B			31,649	1,532,445

				1,532,445
Medical technology (0.2%)

C.R. Bard, Inc.			12,727	1,255,900

Gen-Probe, Inc.(NON)			11,561	700,019

				1,955,919
Metals (0.2%)

Newmont Mining Corp.			24,838	1,381,241

				1,381,241
Natural gas utilities (0.2%)

AGL Resources, Inc.			14,650	597,720

Spectra Energy Corp.			37,606	1,016,114

				1,613,834
Oil and gas (2.2%)

Chevron Corp.			59,645	6,204,273

Exxon Mobil Corp.			104,602	8,346,194

HollyFrontier Corp.			14,987	1,129,870

Murphy Oil Corp.			20,810	1,336,418

Oil States International, Inc.(NON)			11,377	918,124

Sunoco, Inc.			21,849	888,162

				18,823,041
Pharmaceuticals (1.1%)

Abbott Laboratories			71,865	3,688,112

Eli Lilly & Co.			72,499	2,776,712

Forest Laboratories, Inc.(NON)			37,333	1,383,561

Perrigo Co.			15,099	1,363,591

				9,211,976
Publishing (0.2%)

McGraw-Hill Cos., Inc. (The)			24,613	1,023,901

Washington Post Co. (The) Class B			1,156	465,059

				1,488,960
Real estate (0.6%)

Annaly Capital Management, Inc.(R)			73,427	1,232,105

Digital Realty Trust, Inc.(R)			16,362	1,001,518

Federal Realty Investment Trust(R)			11,297	986,680

Jones Lang LaSalle, Inc.			8,911	758,504

Realty Income Corp.(R)			23,202	753,137

				4,731,944
Regional Bells (0.4%)

Verizon Communications, Inc.			106,696	3,765,302

				3,765,302
Restaurants (0.6%)

Brinker International, Inc.			17,808	427,748

Darden Restaurants, Inc.			14,266	724,713

Panera Bread Co. Class A(NON)			4,444	512,438

Starbucks Corp.			40,508	1,623,966

Yum! Brands, Inc.			25,828	1,364,235

				4,653,100
Retail (1.9%)

Advance Auto Parts, Inc.			9,299	511,166

Amazon.com, Inc.(NON)			13,417	2,985,551

AutoZone, Inc.(NON)			3,510	1,001,930

Big Lots, Inc.(NON)			13,944	485,670

Dollar Tree, Inc.(NON)			12,492	827,345

Herbalife, Ltd.			33,339	1,857,649

Kroger Co. (The)			42,300	1,052,001

MSC Industrial Direct Co., Inc.			9,799	605,382

PETsMART, Inc.			14,535	625,296

Safeway, Inc.			75,562	1,524,086

Target Corp.			29,238	1,505,465

Wal-Mart Stores, Inc.			39,500	2,082,045

Walgreen Co.			24,900	972,096

				16,035,682
Semiconductor (0.2%)

KLA-Tencor Corp.			12,145	483,614

Lam Research Corp.(NON)			10,932	446,900

Novellus Systems, Inc.(NON)			27,045	839,477

				1,769,991
Shipping (0.4%)

J. B. Hunt Transport Services, Inc.			20,521	928,370

United Parcel Service, Inc. Class B			37,186	2,574,015

				3,502,385
Software (1.2%)

Amdocs, Ltd. (United Kingdom)(NON)			44,171	1,392,712

BMC Software, Inc.(NON)			31,510	1,361,862

CA, Inc.			74,926	1,670,850

Intuit, Inc.(NON)			41,945	1,958,832

Microsoft Corp.			130,219	3,568,001

				9,952,257
Technology (0.2%)

Avago Technologies, Ltd.			49,532	1,665,761

				1,665,761
Technology services (0.4%)

Accenture PLC Class A			52,713	3,117,447

				3,117,447
Telecommunications (0.2%)

American Tower Corp. Class A(NON)			33,220	1,745,047

				1,745,047
Textiles (0.1%)

Cintas Corp.			26,028	847,211

				847,211
Tobacco (0.6%)

Lorillard, Inc.			9,596	1,019,287

Philip Morris International, Inc.			52,194	3,714,647

				4,733,934
Transportation services (0.1%)

Landstar Systems, Inc.			13,282	595,698

				595,698

Total common stocks (cost $180,817,757)				$194,301,200

MORTGAGE-BACKED SECURITIES (21.0%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 5.703s, 2037			$450,181	$270,109
FRB Ser. 06-1, Class 2A1, 3.165s, 2036			3,702,425	2,258,479
FRB Ser. 05-12, Class 2A1, 3.075s, 2036			1,049,243	645,284

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.168s, 2051			983,000	1,064,679
FRB Ser. 07-4, Class A3, 5.798s, 2051			1,695,000	1,793,988
Ser. 07-2, Class A2, 5.634s, 2049			2,826,499	2,846,878
FRB Ser. 07-3, Class A2, 5.624s, 2049			453,758	466,251
Ser. 07-5, Class A3, 5.62s, 2051			707,000	748,193
Ser. 07-1, Class A3, 5.449s, 2049			680,000	712,948
FRB Ser. 06-1, Class A2, 5.334s, 2045			1,684,662	1,682,834
Ser. 06-6, Class A2, 5.309s, 2045			1,177,526	1,182,929
Ser. 04-4, Class B, 4.985s, 2042			344,000	346,390
Ser. 07-1, Class XW, IO, 0.308s, 2049			5,238,596	62,610

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036			493,000	498,339
Ser. 02-PB2, Class XC, IO, 0.716s, 2035			5,071,848	16,737
Ser. 04-4, Class XC, IO, 0.437s, 2042			6,332,874	101,712

Banc of America Funding Corp.
FRB Ser. 06-A, Class 3A2, 2.864s, 2036			3,733,950	2,109,682
FRB Ser. 06-H, Class 6A1, 0.376s, 2036			740,981	400,130

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.397s, 2047			1,440,124	784,868
FRB Ser. 07-AA1, Class 2A1, 0.367s, 2037			1,145,908	636,695

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 2A1, 5.159s, 2047			734,033	447,531

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 35A1, 5.627s, 2036			1,501,716	974,239
FRB Ser. 06-2, Class 24A1, 5.585s, 2036			1,181,211	724,082
Ser. 06-4, Class 22A1, 3.004s, 2036			595,918	271,143
FRB Ser. 05-9, Class 11A1, 0.447s, 2035			863,261	457,528

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.467s, 2036			1,055,294	284,929
FRB Ser. 06-IM1, Class A1, 0.417s, 2036			347,618	166,857

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.663s, 2040(F)			3,725,198	3,954,210
Ser. 06-PW13, Class A2, 5.426s, 2041			1,614,000	1,616,098
Ser. 06-PW14, Class A2, 5.123s, 2038			542,000	545,972
Ser. 05-PWR9, Class A2, 4.735s, 2042			223,365	223,114

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 02-PBW1, Class G, 5.83s, 2035			492,000	457,560

Citigroup Commercial Mortgage Trust FRB Ser. 07-C6, Class A3, 5.698s, 2049			858,000	908,432

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A2A, 5.264s, 2037			233,791	153,498
FRB Ser. 05-10, Class 1A1A, 3.015s, 2035			1,408,747	725,505
FRB Ser. 07-AR1, Class A2, 0.347s, 2037			920,620	543,166

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048			832,149	838,265
Ser. 06-CD2, Class A2, 5.408s, 2046			566,820	566,409

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E, 7.64s, 2032			520,000	546,000

Commercial Mortgage Pass-Through Certificates Ser. 06-C8, Class A2B, 5.248s, 2046			3,203,363	3,226,327

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.76s, 2036			5,026,299	3,116,306
FRB Ser. 06-18CB, Class A7, 0.537s, 2036			1,471,156	765,001
FRB Ser. 06-HY11, Class A1, 0.307s, 2036			1,563,453	914,620

Countrywide Home Loans FRB Ser. 06-HYB3, Class 2A1A, 2.757s, 2036			787,316	530,492

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.618s, 2035			413,322	57,447
FRB Ser. 05-R3, Class AF, 0.587s, 2035			406,146	339,132

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.207s, 2041			2,546,000	2,632,011
FRB Ser. 06-C3, Class A2, 5.82s, 2038			194,727	194,482
FRB Ser. 07-C4, Class A2, 5.799s, 2039			1,365,035	1,385,272
Ser. 07-C5, Class AAB, 5.62s, 2040			1,788,000	1,890,772
Ser. 07-C2, Class A2, 5.448s, 2049			1,513,038	1,524,123

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class E, 5.667s, 2036(F)			638,000	611,328
FRB Ser. 04-C2, Class D, 5.575s, 2036			523,000	526,923
FRB Ser. 05-C4, Class A3, 5.12s, 2038			960,136	976,774
Ser. 05-C5, Class AM, 5.1s, 2038			960,000	995,512
Ser. 03-CPN1, Class E, 4.891s, 2035			468,000	460,503

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			730,000	762,875
FRB Ser. 03-CK2, Class G, 5.744s, 2036			867,000	869,611
Ser. 03-C3, Class AX, IO, 1.728s, 2038			8,222,866	191,640
Ser. 04-C4, Class AX, IO, 0.355s, 2039			3,380,464	76,737

CWCapital Cobalt Ser. 07-C3, Class A2, 5.736s, 2046			2,174,000	2,224,338

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 3A1, 2.938s, 2036			729,742	474,333
FRB Ser. 06-AR1, Class 1A3, 0.517s, 2036			5,578,196	2,454,406
FRB Ser. 06-AR6, Class A6, 0.377s, 2037			590,121	300,961
FRB Ser. 07-AR3, Class 2A2A, 0.367s, 2037			2,316,431	1,482,516
FRB Ser. 06-AR6, Class A4, 0.357s, 2037			1,662,482	1,030,739
FRB Ser. 06-AR3, Class A5, 0.357s, 2036			2,432,761	1,556,967

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.469s, 2034			256,337	330,293
IFB Ser. 3727, Class PS, IO, 6.514s, 2038			3,338,332	579,863
IFB Ser. 3398, Class SI, IO, 6.464s, 2036			2,159,520	283,264
IFB Ser. 3055, Class MS, IO, 6.414s, 2035			3,033,824	541,143
IFB Ser. 3708, Class SQ, IO, 6.364s, 2040			10,473,407	1,969,105
IFB Ser. 3852, Class LS, IO, 6.264s, 2041			10,130,042	1,842,553
IFB Ser. 3116, Class AS, IO, 5.914s, 2034			3,086,730	401,114
IFB Ser. 3852, Class NT, 5.814s, 2041			3,594,883	3,435,989
IFB Ser. 3752, Class PS, IO, 5.814s, 2040			1,648,576	289,952
IFB Ser. 3725, Class CS, IO, 5.814s, 2040			2,752,913	431,712
Ser. 3672, Class PI, IO, 5 1/2s, 2039			1,583,571	305,693
Ser. 3645, Class ID, IO, 5s, 2040			533,715	83,788
Ser. 3680, Class KI, IO, 5s, 2038			8,218,416	1,460,659
Ser. 3632, Class CI, IO, 5s, 2038			621,745	100,362
Ser. 3626, Class DI, IO, 5s, 2037			435,496	46,489
Ser. 3653, Class CI, IO, 5s, 2036			6,680,660	711,023
Ser. 3623, Class CI, IO, 5s, 2036			391,860	66,474
Ser. 3747, Class HI, IO, 4 1/2s, 2037			317,584	47,108
Ser. 3738, Class MI, IO, 4s, 2034			25,026,457	3,106,821
Ser. 3736, Class QI, IO, 4s, 2034			6,387,824	789,745
Ser. 3707, Class HI, IO, 4s, 2023			636,794	57,827
Ser. T-8, Class A9, IO, 0.343s, 2028			370,592	4,169
Ser. T-59, Class 1AX, IO, 0.273s, 2043			816,368	6,123
Ser. T-48, Class A2, IO, 0.212s, 2033			1,147,254	8,355
Ser. 3206, Class EO, PO, zero %, 2036			149,098	127,421
Ser. 3175, Class MO, PO, zero %, 2036			112,781	96,198
FRB Ser. T-54, Class 2A, IO, zero %, 2043			474,991	74

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.564s, 2035			96,170	155,175
IFB Ser. 05-45, Class DA, 23.733s, 2035			478,739	734,061
IFB Ser. 11-4, Class CS, 12.526s, 2040			2,987,960	3,417,383
IFB Ser. 10-35, Class SG, IO, 6.213s, 2040			6,504,743	1,329,569
Ser. 10-21, Class IP, IO, 5s, 2039			1,239,302	262,826
Ser. 10-92, Class CI, IO, 5s, 2039			2,566,332	542,751
Ser. 398, Class C5, IO, 5s, 2039			1,202,500	240,500
Ser. 09-31, Class PI, IO, 5s, 2038			2,418,888	414,530
Ser. 10-13, Class EI, IO, 5s, 2038			1,204,847	146,622
Ser. 10-100, Class AI, IO, 4 1/2s, 2025			6,411,733	632,578
Ser. 03-W10, Class 1, IO, 1.492s, 2043			331,443	14,915
Ser. 98-W5, Class X, IO, 1.326s, 2028			266,811	11,564
Ser. 98-W2, Class X, IO, 1.035s, 2028			646,316	29,719
Ser. 03-W1, Class 2A, IO, zero %, 2042(FWC)			999,986	78
FRB Ser. 06-104, Class EK, zero %, 2036			56,671	53,777

First Horizon Alternative Mortgage Securities FRB Ser. 06-AA4, Class 2A1, 2.268s, 2036			1,711,071	855,536

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			531,000	525,690

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			658,000	658,000

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049			914,000	959,042
FRB Ser. 06-C1, Class A2, 5.333s, 2044(F)			827,337	863,334
FRB Ser. 05-C1, Class AJ, 4.826s, 2048			434,000	422,933

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.519s, 2037			861,000	819,328
FRB Ser. 04-C1, Class F, 5.088s, 2038			547,000	533,325
Ser. 05-C2, Class XC, IO, 0.128s, 2043			23,326,346	184,278

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			792,000	785,598

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039			376,000	372,240
FRB Ser. 03-C2, Class F, 5.487s, 2040			422,000	420,513

Government National Mortgage Association
IFB Ser. 10-167, Class SM, IO, 6.494s, 2040			8,673,312	1,689,735
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035			12,660,268	2,348,252
IFB Ser. 10-31, Class PS, IO, 6.364s, 2038			10,951,262	2,063,218
IFB Ser. 11-40, Class AS, IO, 5.934s, 2036			7,205,592	1,171,629
IFB Ser. 11-35, Class AS, IO, 5.914s, 2037			3,067,646	462,688
IFB Ser. 11-70, Class SN, IO, 5.714s, 2041			802,000	206,683
IFB Ser. 11-70, Class SH, IO, 5.704s, 2041			1,003,000	257,470

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039			732,267	740,681
Ser. 05-GG5, Class A2, 5.117s, 2037			921,883	928,103

Greenwich Capital Commercial Funding Corp. 144A
Ser. 02-C1, Class H, 5.903s, 2035			1,339,000	1,374,852
Ser. 03-C1, Class G, 4.773s, 2035			558,000	549,162

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.58s, 2038(F)			707,000	745,502
Ser. 06-GG6, Class A2, 5.506s, 2038			2,066,125	2,097,117

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1, IO, 0.841s, 2040			5,454,541	45,363

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.569s, 2035			340,862	48,573
IFB Ser. 04-4, Class 1AS, IO, 5.384s, 2034			647,373	95,237
Ser. 06-RP2, Class 1AS1, IO, 5.293s, 2036			554,361	76,357
Ser. 98-2, IO, 0.69s, 2027			104,680	8
FRB Ser. 06-RP2, Class 1AF1, 0.587s, 2036			554,361	443,489
FRB Ser. 04-4, Class 1AF, 0.587s, 2034			647,373	517,898
FRB Ser. 05-RP1, Class 1AF, 0.537s, 2035			340,862	272,689
Ser. 98-3, IO, 0.4s, 2027			124,462	10
Ser. 99-2, IO, zero %, 2027			179,261	14
Ser. 98-4, IO, zero %, 2026			142,439	11

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 5.344s, 2037			479,070	297,023

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.434s, 2037			517,246	325,865
FRB Ser. 06-AR5, Class 1A2, 5.233s, 2036			189,510	18,951
FRB Ser. 06-AR3, Class 3A1B, 5.024s, 2036			378,522	215,757
FRB Ser. 07-AR5, Class 2A1, 4.954s, 2037			574,951	316,223
FRB Ser. 07-AR7, Class 2A1, 4.751s, 2037			971,385	520,662
FRB Ser. 06-AR19, Class 1A2, 3.274s, 2036			1,067,814	487,020
FRB Ser. 06-AR11, Class 3A1, 2.916s, 2036			1,655,152	785,934
FRB Ser. 06-AR35, Class 2A1A, 0.357s, 2037			796,691	428,037
FRB Ser. 06-AR21, Class A1, 0.307s, 2036			4,390,585	1,887,951
FRB Ser. 06-AR29, Class A2, 0.267s, 2036			1,332,835	673,082

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 2A1, 5.647s, 2037			957,090	468,974
FRB Ser. 07-A2, Class 12A1, 0.387s, 2037			698,925	349,462
FRB Ser. 06-A7, Class 1A1, 0.347s, 2036			865,829	436,703
FRB Ser. 07-A1, Class 1A3A, 0.337s, 2037			1,641,487	787,914

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 5.866s, 2045			249,957	249,736
Ser. 07-C1, Class ASB, 5.857s, 2051			1,899,000	2,038,065
Ser. 07-LD12, Class A2, 5.827s, 2051			1,785,000	1,827,849
Ser. 06-CB16, Class A3B, 5.579s, 2045			751,000	773,570
Ser. 06-CB16, Class A2, 5.45s, 2045			280,687	280,479
Ser. 06-LDP8, Class A3B, 5.447s, 2045			368,000	386,336
Ser. 2002-C3, Class D, 5.314s, 2035			484,000	489,621
Ser. 06-LDP9, Class A2S, 5.298s, 2047(F)			1,624,000	1,645,790
Ser. 06-LDP8, Class A2, 5.289s, 2045			1,371,439	1,373,102
Ser. 05-CB13, Class A2, 5.247s, 2043			2,065,427	2,061,965
Ser. 06-CB16, Class X1, IO, 0.155s, 2045			11,878,331	152,043

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037			535,000	540,339
FRB Ser. 02-CIB5, Class F, 5.896s, 2037			873,000	887,478
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			672,000	655,423

LB Commercial Conduit Mortgage Trust Ser. 07-C3, Class A2, 5.84s, 2044			363,000	370,441

LB Commercial Conduit Mortgage Trust 144A FRB Ser. 07-C3, Class A2FL, 5.84s, 2044			1,122,000	1,143,709

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040			290,070	297,959
Ser. 07-C7, Class A2, 5.588s, 2045			2,688,000	2,742,042
Ser. 06-C3, Class A2, 5.532s, 2032			73,692	73,703
Ser. 06-C6, Class AM, 5.413s, 2039(F)			1,982,000	2,029,203
Ser. 05-C7, Class A2, 5.103s, 2030			151,340	151,340
Ser. 03-C3, Class G, 4.392s, 2037			375,000	373,125
Ser. 07-C2, Class XW, IO, 0.557s, 2040			3,519,506	73,755
Ser. 2007-C1, Class XW, IO, 0.503s, 2040(F)			19,798,719	396,722

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C1, Class J, 6.95s, 2034			363,000	352,110
Ser. 02-C2, Class K, 6.529s, 2035(F)			360,000	351,628
Ser. 02-C1, Class K, 6.428s, 2034			942,000	977,530
Ser. 02-C2, Class J, 6.235s, 2035			841,000	846,971
Ser. 03-C8, Class G, 5.35s, 2037			436,000	446,338
Ser. 03-C5, Class XCL, IO, 0.758s, 2037			3,868,565	50,009
Ser. 05-C3, Class XCL, IO, 0.41s, 2040			20,380,713	376,020

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.317s, 2037(F)			1,526,923	767,279

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1, 0.367s, 2036			598,654	335,246

Merrill Lynch Mortgage Investors Trust FRB Ser. 06-A4, Class 3A1, 2.796s, 2036			839,469	481,782

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 97-C2, Class F, 6 1/4s, 2029			596,186	628,942

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.723s, 2050			1,324,582	1,347,518
Ser. 04-KEY2, Class B, 4.947s, 2039			509,000	520,351
Ser. 05-MCP1, Class XC, IO, 0.19s, 2043			18,444,490	201,045

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.93s, 2049			389,910	413,762
Ser. 07-5, Class A3, 5.364s, 2048			1,416,000	1,454,356
Ser. 2006-3, Class A2, 5.291s, 2046			287,066	286,980

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.839s, 2049			1,196,000	1,226,974
Ser. 07-HQ13, Class A2, 5.649s, 2044			1,357,000	1,395,086
Ser. 07-IQ16, Class A2, 5.623s, 2049			519,000	529,427
Ser. 07-IQ14, Class A2, 5.61s, 2049			1,823,810	1,858,909
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			762,579	778,571
Ser. 06-T21, Class A2, 5.09s, 2052			21,270	21,298
Ser. 05-HQ6, Class A2A, 4.882s, 2042			1,022,894	1,031,497
Ser. 03-IQ4, Class X1, IO, 1.839s, 2040			21,086,069	578,026
FRB Ser. 07-HQ12, Class A2FL, 0.437s, 2049			351,043	313,516

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			844,000	851,714

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.728s, 2035			535,000	511,942

Morgan Stanley Mortgage Loan Trust FRB Ser. 06-3AR, Class 3A1, 5.385s, 2036			448,898	278,317

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			439,000	460,450

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.427s, 2036			1,261,593	529,869
FRB Ser. 06-AR4, Class A1A, 0.357s, 2036			3,390,009	1,440,754

Residential Accredit Loans, Inc. Ser. 06-QS13, Class 1A5, 6s, 2036			110,484	64,046

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			903,000	947,957

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 5.11s, 2036			504,657	308,099
FRB Ser. 07-4, Class 1A1, 0.427s, 2037			693,668	301,746

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.029s, 2045			879,304	123,103
Ser. 07-4, Class 1A4, IO, 1s, 2045			1,764,767	71,694

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.978s, 2039(F)			1,929,000	1,922,185

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039			1,473,482	1,466,115

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.738s, 2049			888,463	916,405
Ser. 06-C25, Class A2, 5.684s, 2043			22,300	22,300
Ser. 06-C28, Class A3, 5.679s, 2048			922,000	992,328
Ser. 06-C27, Class A2, 5.624s, 2045			73,596	73,524
Ser. 2006-C28, Class A2, 5 1/2s, 2048			1,685,629	1,689,457
Ser. 04-C11, Class B, 5.306s, 2041			354,000	355,964
Ser. 07-C30, Class APB, 5.294s, 2043			787,000	833,676
Ser. 07-C30, Class A3, 5.246s, 2043			945,000	962,476
Ser. 2003-C8, Class E, 5.075s, 2035			453,000	467,858
Ser. 06-C29, IO, 0.37s, 2048			47,816,870	711,515

Wachovia Bank Commercial Mortgage Trust 144A Ser. 03-C3, Class IOI, IO, 1.062s, 2035			14,181,761	172,874

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A1, 0.237s, 2036			1,091,583	496,670

Total mortgage-backed securities (cost $176,287,643)				$176,807,906

CORPORATE BONDS AND NOTES (15.8%)(a)
			Principal amount	Value

Advertising and marketing services (0.2%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			$500,000	$513,750

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			990,000	1,144,688

				1,658,438
Aerospace and defense (0.2%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			265,000	272,288

BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018			285,000	314,569

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			200,000	219,805

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			252,000	270,578

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			452,000	508,752

				1,585,992
Automotive (0.2%)

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013 (Germany)			282,000	313,341

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			1,000,000	1,095,000

				1,408,341
Banking (2.5%)

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			3,585,000	3,833,616

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			452,000	473,124

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			616,000	666,794

BB&T Corp. unsec. sub. notes 5.2s, 2015			339,000	374,022

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			1,230,000	1,374,332

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017			1,575,000	1,765,421

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			1,402,000	1,544,621

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			616,000	703,692

HSBC Finance Corp. 144A sr. unsec. sub. notes 6.676s, 2021			740,000	783,697

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			3,031,000	3,168,292

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015			283,000	299,934

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			225,000	234,027

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			300,000	315,175

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			452,000	463,272

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	525,650

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,700,000

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			2,301,000	2,614,118

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			395,000	404,632

				21,244,419
Beverage (0.3%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			616,000	670,817

Coca-Cola Refreshments USA, Inc. sr. unsec. unsub. notes 7 3/8s, 2014			282,000	328,191

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			260,000	286,650

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			339,000	398,095

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			786,000	833,577

				2,517,330
Biotechnology (—%)

Amgen, Inc. sr. unsec. notes 5.85s, 2017			339,000	401,471

				401,471
Broadcasting (0.2%)

Echostar DBS Corp. sr. notes 6 3/8s, 2011			145,000	146,088

News America, Inc. company guaranty sr. unsec. notes 5.3s, 2014			452,000	499,075

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015			685,000	760,350

				1,405,513
Building materials (—%)

Owens Corning company guaranty sr. unsec. notes 9s, 2019			210,000	253,050

				253,050
Cable television (0.7%)

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			600,000	631,500

Charter Communications Operating LLC/Charter Communications Operating Capital 144A company guaranty sr. notes 8s, 2012			200,000	208,000

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			1,125,000	1,337,903

CSC Holdings LLC sr. notes 6 3/4s, 2012			215,000	220,913

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			695,000	774,925

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	575,400

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			900,000	930,375

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			955,000	1,095,526

				5,774,542
Chemicals (0.7%)

Dow Chemical Co. (The) sr. unsec. FRN 2.518s, 2011			155,000	155,051

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			565,000	643,786

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			452,000	479,933

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.761s, 2014			400,000	374,000

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			1,020,000	1,088,850

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	800,000	1,160,641

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			$808,000	913,040

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014			647,000	701,995

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)			240,000	333,839

				5,851,135
Coal (0.1%)

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			379,000	381,369

Peabody Energy Corp. company guaranty 7 3/8s, 2016			135,000	152,888

				534,257
Combined utilities (—%)

El Paso Corp. sr. unsec. notes 7s, 2017			225,000	260,571

				260,571
Commercial and consumer services (0.1%)

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			905,000	918,575

Travelport LLC company guaranty 9 7/8s, 2014			190,000	177,650

				1,096,225
Communications equipment (0.1%)

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			508,000	587,683

				587,683
Computers (0.4%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			485,000	499,550

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			452,000	509,072

IBM Corp. sr. unsec. notes 5.7s, 2017			673,000	799,921

Seagate Technology International 144A company guaranty sr. sec. notes 10s, 2014 (Cayman Islands)			222,000	255,300

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			985,000	1,021,938

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			395,000	425,894

				3,511,675
Conglomerates (0.5%)

General Electric Co. sr. unsec. notes 5 1/4s, 2017			3,534,000	3,981,684

SPX Corp. sr. unsec. notes 7 5/8s, 2014			260,000	288,600

				4,270,284
Consumer (—%)

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			250,000	261,563

				261,563
Consumer finance (0.2%)

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			1,012,000	1,110,816

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			452,000	532,562

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			395,000	441,634

				2,085,012
Consumer goods (0.2%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			500,000	558,125

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			452,000	487,910

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			300,000	326,250

				1,372,285
Consumer services (0.1%)

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	500,000	742,891

Service Corporation International sr. notes 7s, 2017			$170,000	184,450

Service Corporation International sr. unsec. 7 3/8s, 2014			180,000	197,100

				1,124,441
Containers (—%)

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 1/2s, 2016 (Luxembourg)			195,000	203,288

				203,288
Electric utilities (0.9%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			210,000	240,450

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,117,800

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			189,000	232,476

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			280,000	318,637

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			157,000	196,923

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			880,000	1,037,239

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			880,000	988,345

Exelon Corp. sr. unsec. notes 4.9s, 2015			827,000	901,674

FirstEnergy Corp. notes Ser. B, 6.45s, 2011			11,000	11,170

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			220,000	261,067

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			282,000	342,523

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			226,000	319,254

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017			145,000	149,049

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			315,000	411,698

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			220,000	240,394

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			339,000	378,050

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			275,000	360,001

				7,506,750
Financial (0.2%)

CIT Group, Inc. sr. bonds 7s, 2014			613,439	618,040

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			300,000	311,250

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			162,000	178,200

Leucadia National Corp. sr. unsec. notes 7s, 2013			100,000	107,000

Vnesheconombank Via VEB Finance, Ltd. 144A bank guaranteed bonds 6.8s, 2025 (Russia)			800,000	836,000

				2,050,490
Food (0.2%)

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			1,068,000	1,160,803

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			180,000	210,375

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			230,000	274,275

				1,645,453
Forest products and packaging (0.3%)

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	100,000	161,220

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$250,000	283,750

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			1,000,000	1,020,000

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			898,000	954,125

				2,419,095
Gaming and lottery (0.1%)

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			390,000	429,488

				429,488
Health-care services (0.4%)

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			305,000	313,551

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			235,000	266,725

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)			1,000,000	1,070,000

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	674,975

Tenet Healthcare Corp. sr. notes 9s, 2015			275,000	292,875

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			40,000	44,200

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			339,000	393,409

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			135,000	144,501

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			157,000	177,990

				3,378,226
Household furniture and appliances (0.1%)

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			728,000	813,540

				813,540
Insurance (0.5%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			339,000	375,332

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			565,000	598,911

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			1,233,000	1,305,171

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			530,000	570,806

MetLife, Inc. sr. unsec. 6 3/4s, 2016			452,000	536,388

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			565,000	614,763

				4,001,371
Investment banking/Brokerage (0.8%)

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	506,400

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			175,000	209,125

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			2,748,000	3,060,082

Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 6s, 2015			2,358,000	2,592,289

				6,367,896
Lodging/Tourism (—%)

MGM Resorts International sr. notes 10 3/8s, 2014			180,000	205,650

				205,650
Machinery (0.2%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			395,000	424,625

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			616,000	694,780

Deere & Co. sr. unsec. notes 6.95s, 2014			252,000	292,842

				1,412,247
Manufacturing (—%)

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.621s, 2015			85,000	81,600

				81,600
Media (0.1%)

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			231,000	256,988

Nielsen Finance LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014			114,000	132,525

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			729,000	843,464

				1,232,977
Metals (0.5%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			339,000	370,487

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	373,078

BHP Billiton Finance USA Ltd company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			339,000	380,386

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,250,000	1,313,307

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			445,000	606,363

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.67s, 2015 (Germany)		EUR	100,000	141,871

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			$500,000	515,625

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			170,000	180,200

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			395,000	454,221

				4,335,538
Natural gas utilities (0.2%)

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			395,000	462,088

Kinder Morgan Energy Partners LP notes 6s, 2017			452,000	520,514

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			395,000	475,047

				1,457,649
Oil and gas (1.5%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			285,000	328,561

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			252,000	271,182

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			200,000	213,884

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			490,000	575,750

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			560,000	593,600

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			899,000	1,001,346

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			395,000	441,057

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			965,000	1,049,438

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,197,530

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			435,000	441,525

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)			1,160,000	1,191,900

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,035,000	1,177,313

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			3,295,000	2,545,388

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			225,000	259,875

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			786,000	836,929

Whiting Petroleum Corp. company guaranty 7s, 2014			125,000	134,219

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			339,000	417,865

				12,677,362
Pharmaceuticals (0.6%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			508,000	601,481

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			339,000	404,880

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	596,121

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2013 (Ireland)			$400,000	415,000

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			452,000	495,072

Merck & Co., Inc. sr. unsec. notes 4s, 2015			508,000	556,675

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			452,000	478,921

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			1,068,000	1,216,738

				4,764,888
Real estate (0.1%)

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			355,000	410,913

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			260,000	282,100

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020(R)			395,000	442,903

				1,135,916
Regional Bells (0.7%)

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			2,579,000	2,655,220

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016			642,000	760,770

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			510,000	558,450

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			1,459,000	1,681,163

				5,655,603
Restaurants (—%)

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			235,000	260,850

				260,850
Retail (0.5%)

CVS Corp. sr. unsec. 5 3/4s, 2017			395,000	457,515

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			282,000	322,039

Kroger Co. company guaranty 6.4s, 2017			282,000	337,509

QVC Inc. 144A sr. notes 7 1/8s, 2017			475,000	509,438

Target Corp. sr. unsec. notes 5 3/8s, 2017			452,000	526,693

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			1,200,000	1,275,000

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			1,068,000	1,134,886

				4,563,080
Shipping (—%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			339,000	367,325

				367,325
Software (0.1%)

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			616,000	708,251

				708,251
Telecommunications (0.7%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			339,000	373,702

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			452,000	499,116

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			450,000	457,875

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			250,000	255,313

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)			452,000	518,340

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013			840,000	844,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			245,000	282,363

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			290,000	311,750

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			240,000	256,500

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			265,000	265,000

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			508,000	508,187

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)			250,000	274,392

Telefonica Emisones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			315,000	327,752

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			508,000	581,825

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			560,000	558,600

				6,314,915
Telephone (—%)

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			380,000	405,175

				405,175
Tire and rubber (—%)

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016			259,000	291,699

				291,699
Tobacco (0.1%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			663,000	715,861

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			339,000	394,834

				1,110,695

Total corporate bonds and notes (cost $129,485,042)				$133,001,244

SENIOR LOANS (6.4%)(a)
			Principal amount	Value

Advertising and marketing services (0.1%)

Advantage Sales & Marketing, LLC bank term loan FRN 5 1/4s, 2017			$995,000	$998,721

				998,721
Aerospace and defense (—%)

TransDigm Group, Inc. bank term loan FRN Ser. B, 4s, 2017			220,890	220,890

				220,890
Airlines (0.1%)

Delta Air LInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017			833,000	829,096

				829,096
Automotive (0.1%)

Federal Mogul Corp. bank term loan FRN Ser. B, 2.128s, 2014			336,223	320,312

Federal Mogul Corp. bank term loan FRN Ser. C, 2.128s, 2015			171,542	163,425

				483,737
Biotechnology (0.1%)

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			1,000,000	995,313

				995,313
Broadcasting (0.1%)

Cumulus Media, Inc. bank term loan FRN 5 3/4s, 2018			800,000	795,666

				795,666
Building materials (0.2%)

CPG International, Inc. bank term loan FRN 6s, 2017			64,000	63,760

Goodman Global, Inc. bank term loan FRN Ser. 1st, 5 3/4s, 2016			336,542	337,524

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			997,500	996,669

				1,397,953
Cable television (0.1%)

Atlantic Broadband Finance, LLC bank term loan FRN Ser. B, 4s, 2016			603,805	603,674

				603,674
Chemicals (0.5%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017			997,500	997,500

AZ Chem US, Inc. bank term loan FRN 4 3/4s, 2017			262,296	262,155

General Chemical Group, Inc. bank term loan FRN Ser. B, 5.002s, 2018			724,951	728,576

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			468,825	467,214

Norit NV bank term loan FRN 7 1/2s, 2017 (Netherlands)			500,000	500,000

OM Group, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			250,000	249,688

Styron Corp. bank term loan FRN 6s, 2017			497,500	497,500

Univar, Inc. bank term loan FRN Ser. B, 5s, 2017			779,085	776,859

				4,479,492
Coal (0.1%)

Suncoke Energy, Inc. bank term loan FRN Ser. B, 4s, 2018			500,000	500,000

				500,000
Commercial and consumer services (0.2%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			1,293,500	1,306,435

Interactive Data Corp. bank term loan FRN 4 3/4s, 2018			713,213	712,098

				2,018,533
Communications equipment (—%)

CommScope, Inc. bank term loan FRN Ser. B, 5s, 2018			354,113	355,109

				355,109
Computers (0.2%)

Eagle Parent, Inc. bank term loan FRN 5s, 2018			1,000,000	974,750

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017			663,665	665,047

				1,639,797
Construction (—%)

Armstrong World Industries, Inc. bank term loan FRN Ser. B, 4s, 2018			284,288	284,080

				284,080
Consumer (—%)

Armored Autogroup, Inc. bank term loan FRN Ser. B, 6s, 2016			398,000	396,010

				396,010
Consumer goods (0.4%)

Amscan Holdings, Inc. bank term loan FRN 6 3/4s, 2017			992,500	994,567

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,500,000	1,499,465

Spectrum Brands, Inc. bank term loan FRN 5.076s, 2016			906,765	911,292

				3,405,324
Consumer services (0.1%)

Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016			744,375	747,166

				747,166
Containers (0.1%)

Reynolds Group Holdings, Inc. bank term loan FRN Ser. C, 6 1/2s, 2018			375,000	372,031

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 4 1/4s, 2018			498,750	494,801

				866,832
Electric utilities (0.1%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			498,750	499,373

				499,373
Energy (oil field) (0.1%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			528,088	527,062

				527,062
Entertainment (0.2%)

Cedar Fair LP bank term loan FRN 4s, 2017			210,659	210,791

Clubcorp Club Operations, Inc. bank term loan FRN Ser. B, 6s, 2016			248,750	248,439

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			1,000,000	1,003,750

				1,462,980
Food (0.1%)

Dean Foods Co. bank term loan FRN Ser. A1, 3.44s, 2014			394,805	388,094

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			480,000	477,600

				865,694
Forest products and packaging (0.1%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			835,000	832,913

				832,913
Gaming and lottery (0.4%)

Ameristar Casinos, Inc. bank term loan FRN Ser. B, 4s, 2018			897,750	899,495

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.274s, 2015			1,000,000	900,833

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			964,980	975,836

Isle of Capri Casinos, Inc. bank term loan FRN 4 1/2s, 2017			857,850	861,425

				3,637,589
Health-care services (0.5%)

Ardent Health Services bank term loan FRN 6 1/2s, 2015			275,000	274,656

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			744,347	743,416

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			598,500	595,080

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			568,575	565,495

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			750,000	748,125

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			1,207,875	1,200,704

				4,127,476
Homebuilding (—%)

Realogy Corp. bank term loan FRN Ser. B, 4.518s, 2016			263,723	237,131

				237,131
Insurance (—%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			242,909	243,516

				243,516
Investment banking/Brokerage (0.1%)

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.749s, 2017			517,286	515,886

Nuveen Investments, Inc. bank term loan FRN Ser. B, 3.249s, 2014			442,714	433,652

				949,538
Machinery (0.1%)

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)			500,000	501,094

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			665,000	665,416

				1,166,510
Manufacturing (0.1%)

SRAM Corp. bank term loan FRN 4.767s, 2018			834,000	832,958

				832,958
Metals (—%)

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017			283,575	283,614

				283,614
Pharmaceuticals (0.1%)

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			1,000,000	1,002,750

				1,002,750
Power producers (0.1%)

New Devlopment Holdings, LLC bank term loan FRN Ser. B, 4 1/2s, 2018			399,000	395,110

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.728s, 2017			920,555	685,238

				1,080,348
Publishing (0.1%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014			952,577	831,124

				831,124
Railroads (0.1%)

Swift Transportation Co., LLC bank term loan FRN 4.87s, 2016			943,354	946,175

				946,175
Real estate (0.1%)

iStar Financial, Inc. bank term loan FRN Ser. A1, 5s, 2013			743,555	732,815

				732,815
Restaurants (0.2%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			920,375	917,574

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			380,849	380,690

				1,298,264
Retail (0.9%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			246,875	246,534

Claire's Stores, Inc. bank term loan FRN 3.023s, 2014			1,288,192	1,176,441

General Nutrition Centers, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			450,000	449,325

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			997,500	957,184

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			671,625	662,600

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			240,000	240,643

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			796,000	795,448

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,262,074

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			990,000	985,360

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	953,389

				7,728,998
Semiconductor (—%)

Edwards, Ltd. bank term loan FRN Ser. B, 5 1/2s, 2016 (United Kingdom)			397,000	395,346

				395,346
Technology services (0.1%)

First Data Corp. bank term loan FRN 4.187s, 2018			1,000,000	917,708

				917,708
Telecommunications (0.2%)

Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			997,500	999,370

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 3.952s, 2018			497,502	495,170

SBA Communications Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			500,000	499,688

				1,994,228
Textiles (0.1%)

Gymboree Corp. bank term loan FRN 5s, 2018			497,500	483,374

				483,374

Total senior loans (cost $54,254,259)				$54,094,877

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from January 20, 2041 to February 20, 2041			$5,882,953	$6,082,192

				6,082,192
U.S. Government Agency Mortgage Obligations (5.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3 1/2s, with due dates from January 1, 2041 to January 1, 2041			1,965,757	1,922,602

Federal National Mortgage Association Pass-Through Certificates
5s, TBA, August 1, 2041			2,000,000	2,134,688
4 1/2s, TBA, August 1, 2041			29,000,000	30,273,280
4s, TBA, August 1, 2041			13,000,000	13,207,188

				47,537,758

Total U.S. government and agency mortgage obligations (cost $52,985,281)				$53,619,950

COMMODITY LINKED NOTES (4.0%)(a)
			Principal amount	Value

UBS AG 144A zero %, 2011 (Indexed to the UBS Bloomberg CMCI Essence Excess Return) (United Kingdom)			$3,400	$3,575,339

UBS AG 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Composite USD Total Return) (United Kingdom)			10,494,000	10,970,498

UBS AG 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Essence Excess Return) (United Kingdom)			11,236	11,552,688

UBS AG 144A zero %, 2013 (Indexed to the UBS Bloomberg CMCI Essence Excess Return) (United Kingdom)			7,340	7,400,628

Total commodity linked notes (cost $32,470,000)				$33,499,153

ASSET-BACKED SECURITIES (3.9%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-NC3, Class A2B, 0.297s, 2036			$1,040,000	$334,422

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A, Class A4, 8.29s, 2030			616,112	425,117

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032			2,974,741	2,320,298
Ser. 00-5, Class A7, 8.2s, 2032			550,636	450,834
Ser. 00-5, Class A6, 7.96s, 2032			1,249,330	1,011,957
Ser. 00-6, Class A5, 7.27s, 2031			2,801,594	2,942,234
Ser. 01-3, Class A4, 6.91s, 2033			1,864,075	1,919,997

Countrywide Asset Backed Certificates
FRB Ser. 07-3, Class 2A2, 0.357s, 2047			540,000	379,578
FRB Ser. 06-8, Class 2A3, 0.347s, 2046			483,000	309,120
FRB Ser. 07-8, Class 2A2, 0.317s, 2037			1,532,000	1,106,870
FRB Ser. 07-1, Class 2A2, 0.287s, 2037			944,000	691,480

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.337s, 2036			2,165,000	1,104,150

Green Tree Financial Corp.
Ser. 96-8, Class M1, 7.85s, 2027			457,000	469,018
FRN Ser. 96-9, Class M1, 7.63s, 2027			1,564,000	1,583,800
Ser. 99-5, Class A6, 7 1/2s, 2030			387,065	332,876
Ser. 99-4, Class A7, 7.41s, 2031			908,581	825,673
Ser. 99-3, Class A8, 7.06s, 2031			638,000	606,898
Ser. 98-3, Class A6, 6.76s, 2030			432,307	466,068
Ser. 99-3, Class A7, 6.74s, 2031			454,032	454,457
Ser. 99-2, Class A7, 6.44s, 2030			369,199	387,619

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.487s, 2036			2,329,120	1,257,725
FRB Ser. 05-15, Class 2A2, 0.437s, 2036			1,116,821	724,629
FRB Ser. 05-14, Class 2A2, 0.437s, 2035			601,496	333,830
FRB Ser. 05-11, Class 3A4, 0.437s, 2035			960,124	792,102
FRB Ser. 06-19, Class A3A, 0.427s, 2036			711,138	355,569
FRB Ser. 07-3, Class A4A, 0.407s, 2047			1,473,433	707,248
FRB Ser. 06-1, Class A2, 0.407s, 2036			1,566,835	740,329
FRB Ser. 06-17, Class A2, 0.367s, 2036			659,235	296,656
FRB Ser. 06-16, Class A2, 0.357s, 2036			859,601	398,640
FRB Ser. 06-9, Class A3, 0.347s, 2036			781,049	359,282
FRB Ser. 06-12, Class A2A, 0.337s, 2036			896,690	461,795
FRB Ser. 06-9, Class A2, 0.307s, 2036			579,842	266,728
FRB Ser. 06-17, Class A1, 0.247s, 2036			1,549,977	705,240
FRB Ser. 06-16, Class A1, 0.247s, 2036			1,411,596	635,218
FRB Ser. 06-14, Class A1, 0.237s, 2036			802,891	361,301

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.237s, 2036			33,099	22,341

Lehman XS Trust FRB Ser. 06-8, Class 2A1, 0.367s, 2036			785,596	400,654

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.437s, 2032			1,202,000	1,093,820

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030			935,157	608,145
Ser. 00-D, Class A4, 7.4s, 2030			1,080,402	686,055
Ser. 02-B, Class A4, 7.09s, 2032			681,811	714,361
Ser. 02-A, Class A4, 6.97s, 2032			736,102	730,351
Ser. 02-C, Class A1, 5.41s, 2032			325,254	312,243
Ser. 01-D, Class A2, 5.26s, 2019			906,035	607,043
Ser. 02-B, Class A2, 5.19s, 2019			338,427	322,709

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			356,013	341,216

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1, 0.237s, 2037			95,119	89,388

Total asset-backed securities (cost $33,440,090)				$32,447,084

FOREIGN GOVERNMENT BONDS AND NOTES (1.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$325,000	$308,750

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,405,000	1,449,370

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			7,915,000	7,738,258

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.438s, 2012			2,805,000	678,305

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			240,000	243,312

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			200,000	212,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			525,000	534,896

Ukraine (Government of) 144A bonds 7 3/4s, 2020			500,000	525,000

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			215,000	228,010

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,793,500

Total foreign government bonds and notes (cost $13,580,954)				$13,711,401

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
	Expiration date/		Contract amount/
	strike price		number of contracts	Value

SPDR S&P 500 ETF Trust (Put)	Jan-12/112		249,154	$705,437

SPDR S&P 500 ETF Trust (Put)	Dec-11/108		280,395	485,989

SPDR S&P 500 ETF Trust (Put)	Nov-11/114		286,012	592,858

SPDR S&P 500 ETF Trust (Put)	Oct-11/119		254,625	598,802

SPDR S&P 500 ETF Trust (Put)	Aug-11/120		216,429	182,380

SPDR S&P 500 ETF Trust (Put)	Sep-11/115		242,742	247,629

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	12,060,000	459

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	Dec-11/1.578	CHF	6,030,000	92

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	Dec-11/1.602	CHF	6,030,000	76

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		$10,553,092	484,704

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		10,553,092	407,877

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		10,553,092	407,876

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		10,553,092	346,775

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		4,221,237	191,391

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		4,221,237	138,836

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		10,553,092	494,518

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		10,553,092	334,850

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		6,598,724	310,140

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		6,598,724	207,530

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		10,478,311	464,608

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		10,478,311	346,203

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.6		8,732,510	234,643

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.6		8,732,510	82,697

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		2,580,867	180,687

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		2,580,867	68,109

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045		2,086,670	126,807

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045		2,086,670	63,623

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		3,295,982	227,752

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		3,295,982	82,195

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11		157,142	10,705

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11		157,142	4,010

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		6,603,347	271,860

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		6,603,347	86,174

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		9,975,868	278,127

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		9,975,868	149,838

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		5,767,398	319,918

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		5,767,398	135,765

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		8,692,424	214,268

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		8,692,424	101,962

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		18,113,280	829,045

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		18,113,280	324,590

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		7,334,233	158,566

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		7,334,233	58,674

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		6,185,000	286,001

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.14% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.14		10,440,000	226,444

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		6,185,000	61,504

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.64% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64		10,440,000	313

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		15,522,020	834,153

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		15,522,020	61,622

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.065		9,690,000	197,095

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.565% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565		9,690,000	—

Total purchased options outstanding (cost $14,502,805)				$12,626,177

SHORT-TERM INVESTMENTS (27.2%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)			79,912,117	$79,912,117

U.S. Treasury Bills for effective yields ranging from 0.106% to 0.107%, April 5, 2012(SEGSF)			$40,000,000	39,962,111

U.S. Treasury Bills with an effective yield of 0.145%, March 8, 2012			15,000,000	14,978,000

U.S. Treasury Bills with an effective yield of 0.106%, December 15, 2011(SEG)(SEGSF)			17,000,000	16,982,018

U.S. Treasury Bills with an effective yield of 0.046%, October 20, 2011(SEG)(SEGSF)			12,300,000	12,294,506

U.S. Treasury Bills with an effective yield of 0.044%, October 13, 2011(SEGSF)			25,000,000	24,994,424

U.S. Treasury Bills with an effective yield of 0.032%, September 22, 2011			15,000,000	14,995,558

U.S. Treasury Bills with an effective yield of 0.003%, August 11, 2011			25,000,000	24,999,826

Total short-term investments (cost $229,118,560)				$229,118,560

TOTAL INVESTMENTS

Total investments (cost $916,942,391)(b)				$933,227,552

FORWARD CURRENCY CONTRACTS at 7/31/11 (aggregate face value $270,059,137) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	8/17/11	$2,723,652	$2,581,907	$141,745
	Brazilian Real	Buy	8/17/11	2,318,241	2,301,676	16,565
	British Pound	Buy	8/17/11	433,848	445,736	(11,888)
	Canadian Dollar	Buy	8/17/11	3,561,555	3,539,523	22,032
	Chilean Peso	Buy	8/17/11	259,103	236,509	22,594
	Czech Koruna	Buy	8/17/11	701,795	686,960	14,835
	Euro	Sell	8/17/11	3,183,084	3,057,306	(125,778)
	Hungarian Forint	Buy	8/17/11	486,141	492,741	(6,600)
	Japanese Yen	Sell	8/17/11	5,476,935	5,217,434	(259,501)
	Japanese Yen	Buy	8/17/11	5,449,328	5,317,981	131,347
	Mexican Peso	Buy	8/17/11	191,817	191,070	747
	Norwegian Krone	Sell	8/17/11	1,533,707	1,509,657	(24,050)
	Russian Ruble	Buy	8/17/11	1,096,909	1,079,314	17,595
	Singapore Dollar	Sell	8/17/11	143,337	159,794	16,457
	South African Rand	Buy	8/17/11	1,765,985	1,753,600	12,385
	South Korean Won	Sell	8/17/11	810,780	826,723	15,943
	Swedish Krona	Buy	8/17/11	736,779	861,010	(124,231)
	Swiss Franc	Sell	8/17/11	639,770	533,276	(106,494)
	Taiwan Dollar	Sell	8/17/11	2,507,540	2,522,201	14,661
	Turkish Lira	Sell	8/17/11	841,684	841,209	(475)
Barclays Bank PLC
	Australian Dollar	Buy	8/17/11	2,811,472	2,716,757	94,715
	Brazilian Real	Sell	8/17/11	589,813	648,565	58,752
	British Pound	Sell	8/17/11	417,092	405,520	(11,572)
	Canadian Dollar	Buy	8/17/11	376,916	434,016	(57,100)
	Chilean Peso	Sell	8/17/11	453,522	449,881	(3,641)
	Czech Koruna	Buy	8/17/11	488,955	472,188	16,767
	Euro	Sell	8/17/11	3,032,151	3,009,636	(22,515)
	Hungarian Forint	Sell	8/17/11	819,730	853,323	33,593
	Indian Rupee	Sell	8/17/11	529,650	483,811	(45,839)
	Japanese Yen	Sell	8/17/11	157,735	31,435	(126,300)
	Malaysian Ringgit	Buy	8/17/11	1,368,811	1,348,854	19,957
	Mexican Peso	Buy	8/17/11	752,572	756,789	(4,217)
	New Zealand Dollar	Sell	8/17/11	854,328	803,793	(50,535)
	Norwegian Krone	Sell	8/17/11	354,253	282,457	(71,796)
	Philippines Peso	Buy	8/17/11	412,393	396,550	15,843
	Polish Zloty	Buy	8/17/11	267,849	270,300	(2,451)
	Russian Ruble	Buy	8/17/11	1,123,168	1,102,487	20,681
	Singapore Dollar	Buy	8/17/11	693,749	679,914	13,835
	South Korean Won	Buy	8/17/11	1,558,114	1,522,997	35,117
	Swedish Krona	Buy	8/17/11	2,147,653	2,188,243	(40,590)
	Swiss Franc	Buy	8/17/11	908,507	856,620	51,887
	Taiwan Dollar	Sell	8/17/11	1,108,565	1,120,433	11,868
	Thai Baht	Buy	8/17/11	809,408	767,840	41,568
	Turkish Lira	Buy	8/17/11	468,704	486,791	(18,087)
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	1,377,798	1,305,906	71,892
	Brazilian Real	Buy	8/17/11	1,624,328	1,608,449	15,879
	British Pound	Sell	8/17/11	352,368	294,691	(57,677)
	Canadian Dollar	Buy	8/17/11	5,252,132	5,267,690	(15,558)
	Canadian Dollar	Sell	8/17/11	4,337,257	4,196,177	(141,080)
	Chilean Peso	Buy	8/17/11	171,216	148,188	23,028
	Czech Koruna	Buy	8/17/11	821,104	821,791	(687)
	Euro	Sell	8/17/11	5,839,699	5,778,993	(60,706)
	Hungarian Forint	Buy	8/17/11	1,135,032	1,160,501	(25,469)
	Japanese Yen	Sell	8/17/11	1,613,739	1,482,427	(131,312)
	Mexican Peso	Sell	8/17/11	349,948	370,985	21,037
	New Zealand Dollar	Buy	8/17/11	15,084	14,189	895
	Norwegian Krone	Buy	8/17/11	1,453,550	1,463,095	(9,545)
	Polish Zloty	Sell	8/17/11	825,125	831,530	6,405
	Singapore Dollar	Buy	8/17/11	2,285,242	2,239,650	45,592
	South African Rand	Sell	8/17/11	131,470	123,182	(8,288)
	South Korean Won	Buy	8/17/11	1,581,992	1,561,092	20,900
	Swedish Krona	Sell	8/17/11	208,654	224,580	15,926
	Swiss Franc	Buy	8/17/11	599,079	562,453	36,626
	Taiwan Dollar	Sell	8/17/11	1,030,330	1,034,480	4,150
	Turkish Lira	Buy	8/17/11	135,441	140,780	(5,339)
Credit Suisse AG
	Australian Dollar	Buy	8/17/11	1,927,007	1,786,684	140,323
	Brazilian Real	Buy	8/17/11	1,829,576	1,806,029	23,547
	British Pound	Sell	8/17/11	1,942,051	1,931,165	(10,886)
	Canadian Dollar	Buy	8/17/11	6,319,782	6,316,268	3,514
	Canadian Dollar	Sell	8/17/11	6,333,490	6,182,129	(151,361)
	Czech Koruna	Buy	8/17/11	607,431	589,059	18,372
	Euro	Buy	8/17/11	3,423,341	3,311,570	111,771
	Hungarian Forint	Buy	8/17/11	486,141	492,111	(5,970)
	Indian Rupee	Sell	8/17/11	1,640,592	1,604,064	(36,528)
	Japanese Yen	Buy	8/17/11	71,462	134,956	(63,494)
	Malaysian Ringgit	Buy	8/17/11	967,443	941,696	25,747
	Mexican Peso	Buy	8/17/11	1,336,872	1,316,386	20,486
	Norwegian Krone	Sell	8/17/11	543,741	449,594	(94,147)
	Polish Zloty	Buy	8/17/11	1,210,059	1,219,673	(9,614)
	Russian Ruble	Buy	8/17/11	561,573	550,930	10,643
	Singapore Dollar	Sell	8/17/11	881,707	864,039	(17,668)
	South African Rand	Buy	8/17/11	1,006,794	1,026,476	(19,682)
	South Korean Won	Buy	8/17/11	693,878	674,589	19,289
	Swedish Krona	Sell	8/17/11	1,292,544	1,136,733	(155,811)
	Swiss Franc	Sell	8/17/11	1,333,034	1,328,528	(4,506)
	Taiwan Dollar	Buy	8/17/11	533,483	525,881	7,602
	Turkish Lira	Sell	8/17/11	676,204	702,406	26,202
Deutsche Bank AG
	Australian Dollar	Sell	8/17/11	1,404,364	1,327,312	(77,052)
	Brazilian Real	Buy	8/17/11	672,926	658,757	14,169
	British Pound	Buy	8/17/11	670,075	637,164	32,911
	Canadian Dollar	Sell	8/17/11	1,736,619	1,690,979	(45,640)
	Chilean Peso	Buy	8/17/11	856,096	838,493	17,603
	Czech Koruna	Buy	8/17/11	678,442	678,828	(386)
	Euro	Sell	8/17/11	11,073,945	11,026,295	(47,650)
	Hungarian Forint	Sell	8/17/11	451,801	434,083	(17,718)
	Malaysian Ringgit	Buy	8/17/11	1,044,883	1,029,410	15,473
	Mexican Peso	Buy	8/17/11	1,410,811	1,401,784	9,027
	New Zealand Dollar	Sell	8/17/11	313,511	286,588	(26,923)
	Norwegian Krone	Buy	8/17/11	112,354	165,936	(53,582)
	Philippines Peso	Buy	8/17/11	408,961	392,519	16,442
	Polish Zloty	Sell	8/17/11	334,991	342,627	7,636
	Singapore Dollar	Buy	8/17/11	2,149,051	2,105,422	43,629
	South Korean Won	Buy	8/17/11	236,762	199,685	37,077
	Swedish Krona	Buy	8/17/11	345,650	336,879	8,771
	Swiss Franc	Sell	8/17/11	1,535,259	1,451,700	(83,559)
	Taiwan Dollar	Sell	8/17/11	1,860,918	1,868,479	7,561
	Turkish Lira	Sell	8/17/11	247,867	230,984	(16,883)
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	85,186	116,752	(31,566)
	British Pound	Sell	8/17/11	1,232,878	1,199,276	(33,602)
	Canadian Dollar	Buy	8/17/11	3,262,701	3,251,366	11,335
	Chilean Peso	Buy	8/17/11	935,074	910,030	25,044
	Euro	Sell	8/17/11	1,698,315	1,624,642	(73,673)
	Hungarian Forint	Sell	8/17/11	202,334	216,699	14,365
	Japanese Yen	Buy	8/17/11	156,370	201,832	(45,462)
	Norwegian Krone	Sell	8/17/11	62,650	25,413	(37,237)
	Polish Zloty	Buy	8/17/11	67,142	69,434	(2,292)
	South African Rand	Buy	8/17/11	748,151	763,694	(15,543)
	Swedish Krona	Buy	8/17/11	866,404	844,327	22,077
	Swiss Franc	Sell	8/17/11	2,365,514	2,302,216	(63,298)
HSBC Bank USA, National Association
	Australian Dollar	Sell	8/17/11	2,091,562	2,024,960	(66,602)
	British Pound	Sell	8/17/11	1,267,705	1,227,611	(40,094)
	Euro	Sell	8/17/11	2,733,876	2,684,987	(48,889)
	Indian Rupee	Sell	8/17/11	700,736	687,106	(13,630)
	Japanese Yen	Sell	8/17/11	3,790,884	3,611,135	(179,749)
	New Zealand Dollar	Sell	8/17/11	626,496	573,417	(53,079)
	Norwegian Krone	Sell	8/17/11	554,609	546,786	(7,823)
	Philippines Peso	Buy	8/17/11	408,961	392,725	16,236
	Singapore Dollar	Sell	8/17/11	716,184	720,807	4,623
	South Korean Won	Buy	8/17/11	2,834,428	2,763,868	70,560
	Swiss Franc	Buy	8/17/11	411,598	384,884	26,714
	Taiwan Dollar	Sell	8/17/11	938,299	945,170	6,871
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/17/11	989,191	900,461	88,730
	Brazilian Real	Buy	8/17/11	1,785,997	1,742,414	43,583
	British Pound	Buy	8/17/11	727,407	773,040	(45,633)
	Canadian Dollar	Buy	8/17/11	1,739,549	1,734,562	4,987
	Chilean Peso	Buy	8/17/11	816,274	794,833	21,441
	Czech Koruna	Sell	8/17/11	48,584	52,636	4,052
	Euro	Sell	8/17/11	3,717,021	3,582,775	(134,246)
	Hungarian Forint	Buy	8/17/11	1,049,038	1,094,798	(45,760)
	Japanese Yen	Buy	8/17/11	4,113,215	4,018,974	94,241
	Malaysian Ringgit	Buy	8/17/11	1,084,999	1,068,755	16,244
	Mexican Peso	Buy	8/17/11	1,150,138	1,131,736	18,402
	New Zealand Dollar	Buy	8/17/11	77,523	115,216	(37,693)
	Norwegian Krone	Sell	8/17/11	44,808	44,116	(692)
	Polish Zloty	Sell	8/17/11	449,957	453,466	3,509
	Russian Ruble	Buy	8/17/11	561,584	550,339	11,245
	Singapore Dollar	Sell	8/17/11	287,753	281,900	(5,853)
	South African Rand	Buy	8/17/11	598,300	595,974	2,326
	South Korean Won	Buy	8/17/11	1,272,962	1,220,010	52,952
	Swedish Krona	Sell	8/17/11	493,797	441,471	(52,326)
	Swiss Franc	Buy	8/17/11	869,337	819,316	50,021
	Taiwan Dollar	Sell	8/17/11	1,284,733	1,294,633	9,900
	Thai Baht	Buy	8/17/11	415,342	393,144	22,198
	Turkish Lira	Buy	8/17/11	538,933	559,439	(20,506)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/17/11	2,232,294	2,226,590	5,704
	Brazilian Real	Buy	8/17/11	567,928	556,086	11,842
	British Pound	Sell	8/17/11	725,435	718,376	(7,059)
	Canadian Dollar	Sell	8/17/11	1,370,899	1,204,171	(166,728)
	Chilean Peso	Sell	8/17/11	30,547	41,464	10,917
	Czech Koruna	Buy	8/17/11	251,917	251,955	(38)
	Euro	Sell	8/17/11	7,815,466	7,765,474	(49,992)
	Hungarian Forint	Buy	8/17/11	348,234	346,718	1,516
	Indian Rupee	Sell	8/17/11	1,380,800	1,349,760	(31,040)
	Japanese Yen	Buy	8/17/11	3,346,265	3,269,599	76,666
	Malaysian Ringgit	Buy	8/17/11	475,375	457,203	18,172
	Mexican Peso	Buy	8/17/11	456,092	454,150	1,942
	New Zealand Dollar	Sell	8/17/11	8,156	30,383	22,227
	Norwegian Krone	Buy	8/17/11	3,590,995	3,548,639	42,356
	Polish Zloty	Sell	8/17/11	994,667	958,799	(35,868)
	Russian Ruble	Buy	8/17/11	561,584	551,982	9,602
	Singapore Dollar	Buy	8/17/11	1,224,219	1,199,365	24,854
	South African Rand	Buy	8/17/11	13,428	29,735	(16,307)
	South Korean Won	Sell	8/17/11	110,579	146,740	36,161
	Swedish Krona	Sell	8/17/11	942,367	785,831	(156,536)
	Swiss Franc	Buy	8/17/11	2,239,639	2,111,629	128,010
	Taiwan Dollar	Buy	8/17/11	570,507	563,180	7,327
	Turkish Lira	Buy	8/17/11	39,954	41,483	(1,529)
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	92,909	102,213	(9,304)
	Brazilian Real	Sell	8/17/11	1,124,110	1,172,807	48,697
	British Pound	Sell	8/17/11	782,767	697,797	(84,970)
	Canadian Dollar	Buy	8/17/11	514,624	613,325	(98,701)
	Czech Koruna	Buy	8/17/11	329,511	309,357	20,154
	Euro	Buy	8/17/11	11,860,201	11,916,913	(56,712)
	Hungarian Forint	Sell	8/17/11	768,906	800,322	31,416
	Japanese Yen	Sell	8/17/11	423,318	304,423	(118,895)
	Malaysian Ringgit	Buy	8/17/11	570,753	551,161	19,592
	Mexican Peso	Buy	8/17/11	93,431	68,356	25,075
	Norwegian Krone	Sell	8/17/11	1,098,740	1,081,290	(17,450)
	Philippines Peso	Buy	8/17/11	899,803	875,145	24,658
	Polish Zloty	Sell	8/17/11	206,955	202,449	(4,506)
	Russian Ruble	Buy	8/17/11	561,584	554,089	7,495
	Singapore Dollar	Buy	8/17/11	553,154	542,030	11,124
	South African Rand	Buy	8/17/11	1,796,988	1,783,487	13,501
	South Korean Won	Buy	8/17/11	948,499	952,322	(3,823)
	Swedish Krona	Sell	8/17/11	1,324,458	1,291,120	(33,338)
	Swiss Franc	Buy	8/17/11	51,085	91,979	(40,894)
	Taiwan Dollar	Sell	8/17/11	1,235,057	1,244,014	8,957
	Thai Baht	Buy	8/17/11	889,540	851,925	37,615
	Turkish Lira	Sell	8/17/11	45,383	26,626	(18,757)
Westpac Banking Corp.
	Australian Dollar	Sell	8/17/11	2,329,775	2,246,537	(83,238)
	British Pound	Buy	8/17/11	230,148	195,599	34,549
	Canadian Dollar	Buy	8/17/11	1,160,990	1,123,340	37,650
	Euro	Sell	8/17/11	3,441,292	3,359,100	(82,192)
	Japanese Yen	Buy	8/17/11	2,816,531	2,756,353	60,178
	New Zealand Dollar	Buy	8/17/11	421,289	396,440	24,849
	Norwegian Krone	Sell	8/17/11	3,099,536	3,052,315	(47,221)
	Swedish Krona	Buy	8/17/11	227,304	221,628	5,676
	Swiss Franc	Sell	8/17/11	1,471,585	1,441,672	(29,913)

Total						$(1,586,888)

FUTURES CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	115	$13,835,437	Sep-11	$147,227
Canadian Government Bond 10 yr (Long)	17	2,269,158	Sep-11	10,593
Euro-Bund 10 yr (Long)	40	7,490,749	Sep-11	43,994
Euro-Dollar 90 day (Short)	360	89,487,000	Jun-12	(192,037)
Euro-Swiss Franc 3 Month (Short)	38	12,018,123	Dec-11	(27,978)
Euro-Swiss Franc 3 Month (Short)	38	11,985,616	Dec-12	(52,148)
Euro-Swiss Franc 3 Month (Short)	38	12,007,287	Jun-12	(94,067)
Euro-Swiss Franc 3 Month (Short)	38	12,014,511	Mar-12	(73,202)
Euro-Swiss Franc 3 Month (Short)	38	12,019,327	Sep-11	(115,183)
Japanese Government Bond 10 yr (Long)	7	12,881,926	Sep-11	30,191
Japanese Government Bond 10 yr Mini (Short)	14	2,575,840	Sep-11	(19,140)
S&P 500 Index E-Mini (Long)	22	1,417,240	Sep-11	(3,729)
S&P 500 Index E-Mini (Short)	195	12,561,900	Sep-11	142,037
S&P Mid Cap 400 Index E-Mini (Long)	347	32,676,990	Sep-11	146,324
U.K. Gilt 10 yr (Long)	60	12,331,367	Sep-11	280,435
U.S. Treasury Bond 20 yr (Short)	96	12,300,000	Sep-11	(243,870)
U.S. Treasury Bond 30 yr (Short)	22	2,902,625	Sep-11	(63,979)
U.S. Treasury Note 10 yr (Short)	50	6,284,375	Sep-11	(59,939)
U.S. Treasury Note 2 yr (Short)	455	100,064,454	Sep-11	(191,662)
U.S. Treasury Note 5 yr (Long)	9	1,093,008	Sep-11	25,086

Total				$(311,047)

WRITTEN OPTIONS OUTSTANDING at 7/31/11 (premiums received $31,213,978) (Unaudited)

		Contract amount/	Expiration date/
		number of contracts	strike price	Value

SPDR S&P 500 ETF Trust (Call)		1,524,548	Aug-11/$139.00	$ 116,216
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	6,030,000	Dec-11/0.578	22,537
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	6,030,000	Dec-11/0.602	25,609
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	12,060,000	Jan-12/0.70175	72,218
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		$ 11,974,320	Jan-12/4.72	10,657
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		2,391,100	Apr-12/4.8675	5,763
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		2,391,100	Apr-12/4.8675	347,833
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		3,847,000	Aug-11/4.475	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		3,847,000	Aug-11/4.475	526,000
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		6,474,000	Aug-11/4.49	895,484
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		6,474,000	Aug-11/4.49	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		3,237,000	Aug-11/4.55	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		3,237,000	Aug-11/4.55	465,125
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		1,929,000	Aug-11/4.70	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		1,929,000	Aug-11/4.70	305,245
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		6,180,300	Aug-15/4.375	807,518
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		6,180,300	Aug-15/4.375	714,072
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		6,180,300	Aug-15/4.46	755,047
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		6,180,300	Aug-15/4.46	765,925
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		8,390,737	Dec-11/2.225	42,122
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		8,390,737	Dec-11/2.225	183,925
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.		397,501	Dec-11/2.24	1,906
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.		397,501	Dec-11/2.24	8,944
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		6,365,775	Dec-11/2.28	30,759
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		6,365,775	Dec-11/2.28	151,187
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		3,955,380	Feb-15/5.27	157,246
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		3,955,380	Feb-15/5.27	441,120
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		1,726,280	Feb-15/5.36	65,390
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		1,726,280	Feb-15/5.36	201,357
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		11,974,320	Jan-12/4.72	1,686,703
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		19,957,200	Jan-12/4.8	13,571
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		19,957,200	Jan-12/4.8	2,952,867
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		3,468,546	Jul-14/4.19	218,865
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		3,468,546	Jul-14/4.19	218,865
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		3,443,967	Jul-14/4.29	200,198
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		3,443,967	Jul-14/4.29	229,492
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,387,418	Jul-14/4.34	78,768
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,387,418	Jul-14/4.34	95,403
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		3,468,546	Jul-14/4.35	195,751
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		3,468,546	Jul-14/4.35	240,124
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		2,168,841	Jul-14/4.36	121,024
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		2,168,841	Jul-14/4.36	151,511
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		3,468,554	Jul-14/4.3725	192,633
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		3,468,554	Jul-14/4.375	244,318
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		5,613,347	Jul-16/4.67	407,529
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		5,613,347	Jul-16/4.67	407,529
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		5,573,570	Jul-16/4.74	380,558
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		5,573,570	Jul-16/4.74	418,536
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		3,509,959	Jul-16/4.79	234,307
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		3,509,959	Jul-16/4.79	270,948
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		2,245,339	Jul-16/4.80	149,234
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		2,245,339	Jul-16/4.80	174,052
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		5,613,347	Jul-16/4.80	373,916
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		5,613,347	Jul-16/4.80	434,984
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		5,613,347	Jul-16/4.815	370,335
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		5,613,347	Jul-16/4.815	438,734
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		7,402,572	Jun-16/4.12	259,904
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		7,284,320	Jun-16/4.39	298,439
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		7,238,070	Jun-16/4.575	278,593
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		7,238,070	Jun-16/4.575	327,740
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		4,145,824	Jun-16/4.815	276,070
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		4,145,824	Jun-16/4.815	330,961
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		7,284,320	Jun-16/4.89	239,858
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		7,402,572	Jun-16/5.12	220,049
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		11,141,576	May-16/4.11	389,287
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,969,952	May-16/4.36	442,418
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,915,355	May-16/4.60	414,238
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,915,355	May-16/4.60	501,342
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		9,302,123	May-16/4.7575	322,058
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		9,302,123	May-16/4.7575	462,641
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		14,205,307	May-16/4.7575	494,600
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.		14,205,307	May-16/4.7575	706,714
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		21,482,482	May-16/4.765	727,354
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		21,482,482	May-16/4.765	1,070,150
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		35,513,269	May-16/4.77	1,222,651
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		35,513,269	May-16/4.77	1,777,759
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,969,952	May-16/4.86	363,544
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		11,141,576	May-16/5.11	332,197
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		4,505,805	Nov-11/2.31	16,536
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		4,505,805	Nov-11/2.31	114,628
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		24,279,640	Oct-11/1.97	336,759
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		24,279,640	Oct-11/2.47	16,996
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		10,282,665	Sep-11/2.065	9,871
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		10,282,665	Sep-11/2.065	189,098
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		27,400,500	Sep-15/4.04	1,428,662
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		27,400,500	Sep-15/4.04	2,398,912

Total				$33,989,989

TBA SALE COMMITMENTS OUTSTANDING at 7/31/11 (proceeds receivable $10,214,258) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, August 1, 2041	$ 5,000,000	8-11-11	$ 5,219,531
FNMA, 4s, August 1, 2041	5,000,000	8-11-11	5,079,688

Total			$ 10,299,219

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$91,886,600		$10,561	7/8/13	0.68%	3 month USD-LIBOR-BBA	$(189,808)
		4,374,000		—	8/2/21	2.97236%	3 month USD-LIBOR-BBA	—
		50,998,000		(76,350)	2/7/15	1.891%	3 month USD-LIBOR-BBA	(2,003,254)
	AUD	2,140,000		—	4/18/21	6.1%	6 month AUD-BBR-BBSW	(113,330)
	AUD	5,310,000		—	7/19/16	6 month AUD-BBR-BBSW	5.085%	(11,003)
	CAD	4,090,000		—	6/28/21	3.25%	3 month CAD-BA-CDOR	(75,668)
	CAD	5,350,000		—	7/14/21	3.26%	3 month CAD-BA-CDOR	(96,640)
	CAD	4,644,000		—	7/14/21	3.2575%	3 month CAD-BA-CDOR	(82,811)
	CAD	1,945,000		—	7/21/21	3.31%	3 month CAD-BA-CDOR	(42,879)
	CAD	6,873,000		—	7/29/21	3 month CAD-BA-CDOR	3.093%	—
	EUR	14,000,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	112,541
	GBP	9,548,000		—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	509,977
	GBP	2,940,000		—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	155,828
	GBP	6,160,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(137,852)
	GBP	2,760,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(258,444)
	GBP	4,010,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	66,345
	Barclays Bank PLC
		$80,483,400		15,177	6/17/13	0.64%	3 month USD-LIBOR-BBA	(124,621)
		11,588,100		42,998	6/17/41	4.04%	3 month USD-LIBOR-BBA	(513,596)
		4,400,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	(108,999)
		80,039,400		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(5,322,902)
		21,300,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	404,341
		5,002,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	(90,930)
		2,710,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	46,759
		8,440,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	108,296
		5,600,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	138,808
		22,269,000		—	7/8/13	0.6775%	3 month USD-LIBOR-BBA	(47,389)
		29,324,000		—	7/12/13	3 month USD-LIBOR-BBA	0.7225%	86,553
		604,000		—	7/12/41	3 month USD-LIBOR-BBA	4.0825%	32,156
		13,662,000		—	7/13/20	3 month USD-LIBOR-BBA	2.93%	230,412
		9,215,000		—	7/13/41	3.948%	3 month USD-LIBOR-BBA	(260,546)
		38,665,000		—	7/13/13	0.645%	3 month USD-LIBOR-BBA	(53,228)
		5,800,000		—	7/14/41	3.88%	3 month USD-LIBOR-BBA	(90,467)
		5,636,000		—	7/20/13	0.66%	3 month USD-LIBOR-BBA	(8,713)
		2,174,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	20,908
		385,000		—	7/20/41	3 month USD-LIBOR-BBA	3.888%	6,343
		13,164,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(164,971)
		8,486,600		10,941	3/30/31	3 month USD-LIBOR-BBA	4.17%	781,707
		38,916,700		91,912	7/22/20	3 month USD-LIBOR-BBA	2.86%	485,933
		3,133,000		—	7/25/21	3 month USD-LIBOR-BBA	3.111%	55,546
		2,685,000		—	7/25/21	3 month USD-LIBOR-BBA	3.126%	51,208
		2,955,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	91,937
		23,095,000		—	7/28/13	3 month USD-LIBOR-BBA	0.635%	21,128
		2,720,000		—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	82,532
		6,790,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(83,110)
		14,360,000		—	8/2/13	0.6425%	3 month USD-LIBOR-BBA	—
		4,342,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	—
		7,855,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	—
	AUD	5,310,000		—	6/29/21	5.735%	6 month AUD-BBR-BBSW	(104,385)
	AUD	10,620,000		—	6/30/16	5.42%	6 month AUD-BBR-BBSW	(142,490)
	AUD	6,927,000		—	7/15/21	5.6075%	6 month AUD-BBR-BBSW	(62,139)
	AUD	7,310,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(168,958)
	AUD	5,560,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	195,715
	AUD	3,410,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(171,311)
	EUR	25,100,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	175,986
	EUR	31,375,000		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	(212,844)
	EUR	5,495,000		—	7/29/21	3.159%	6 month EUR-EURIBOR-REUTERS	(19,759)
	GBP	1,173,000		—	7/22/21	3.326%	6 month GBP-LIBOR-BBA	(33,481)
	GBP	7,540,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	649,328
	GBP	2,560,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(342,778)
	GBP	4,000,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(407,839)
	GBP	3,700,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	57,630
	GBP	8,630,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(198,754)
	GBP	12,290,000		—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(122,096)
	GBP	12,290,000		—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(121,850)
	Citibank, N.A.
		$497,118		—	7/27/21	3 month USD-LIBOR-BBA	3.06%	6,450
		198,847		—	7/28/21	3 month USD-LIBOR-BBA	3.04375%	2,268
		4,267,500		268,426	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(356,462)
		8,535,000		537,065	7/26/21	4.52%	3 month USD-LIBOR-BBA	(691,596)
	GBP	1,880,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	165,801
	GBP	640,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(81,655)
	GBP	3,670,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(256,629)
	GBP	1,090,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	75,953
	GBP	4,590,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	58,163
	SEK	12,500,000		—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(82,216)
	SEK	27,082,000		—	7/8/16	3.275%	3 month SEK-STIBOR-SIDE	(75,612)
	SEK	28,382,000		—	7/11/16	3.2825%	3 month SEK-STIBOR-SIDE	(80,546)
	SEK	8,470,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	85,987
	SEK	19,880,000		—	7/25/21	3 month SEK-STIBOR-SIDE	3.495%	86,638
	SEK	11,840,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(138,648)
	SEK	14,440,000		—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(98,824)
	SEK	12,500,000		—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(82,660)
	SEK	6,140,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(62,118)
	Credit Suisse International
		$15,800,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(84,056)
		42,241,800		(8,642)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(1,811,654)
		75,053,800		5,352	5/27/13	0.72%	3 month USD-LIBOR-BBA	(270,277)
	CHF	2,634,000		—	7/14/21	6 month CHF-LIBOR-BBA	1.93%	12,881
	CHF	1,321,000		—	7/19/21	6 month CHF-LIBOR-BBA	1.91%	2,804
	CHF	2,210,000		—	7/25/21	6 month CHF-LIBOR-BBA	2.025%	33,289
	CHF	43,000,000		—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(382,568)
	EUR	5,495,000		—	7/26/21	6 month EUR-EURIBOR-REUTERS	3.277%	101,290
	EUR	2,010,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(160,101)
	GBP	4,420,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(414,772)
	GBP	2,450,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	348,093
	SEK	6,140,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(64,697)
	SEK	18,970,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	193,989
	SEK	4,460,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(45,589)
	SEK	14,737,000		—	7/28/21	3.35%	3 month SEK-STIBOR-SIDE	(35,221)
	SEK	10,790,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	107,167
	Deutsche Bank AG
		$5,194,500		7,905	7/18/21	3 month USD-LIBOR-BBA	3.04%	70,969
		6,054,000		3,231	7/18/14	3 month USD-LIBOR-BBA	0.96%	25,168
		2,916,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	38,964
		45,766,000		—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(40,057)
		2,613,000		—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(71,110)
		497,118		—	8/1/21	3 month USD-LIBOR-BBA	3.06375%	6,254
		73,436,000		(12,975)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(343,306)
		12,908,485		(220,090)	7/21/21	3 month USD-LIBOR-BBA	3.55%	523,169
	EUR	9,060,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(496,809)
	KRW	2,953,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(32,425)
	KRW	2,953,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(30,781)
	KRW	2,928,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(30,913)
	ZAR	94,190,000		—	7/22/12	5.8%	3 month ZAR-JIBAR-SAFEX	(2,382)
	ZAR	21,798,000		—	7/22/16	3 month ZAR-JIBAR-SAFEX	7.38%	8,926
	Goldman Sachs International
		$326,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	14,335
		11,968,600		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	181,980
		30,446,200		(12,943)	7/20/16	3 month USD-LIBOR-BBA	1.79%	253,559
		2,983,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(40,967)
		2,378,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(59,560)
		1,118,000		—	7/21/13	3 month USD-LIBOR-BBA	0.665%	1,831
		150,000		—	7/25/41	3.9325%	3 month USD-LIBOR-BBA	(3,628)
		19,882,000		—	7/25/13	3 month USD-LIBOR-BBA	0.65625%	27,838
		4,811,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	66,498
		34,831,000		—	7/25/13	0.65625%	3 month USD-LIBOR-BBA	(48,770)
		14,512,700	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(68,355)
		16,704,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	320,082
		29,277,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(464,836)
		58,112,000		—	7/26/13	3 month USD-LIBOR-BBA	0.63%	49,705
		10,183,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	252,279
		877,000		—	7/27/21	3.062%	3 month USD-LIBOR-BBA	(11,537)
		21,768,000		—	7/28/13	3 month USD-LIBOR-BBA	0.61875%	12,919
		3,191,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(77,700)
		9,853,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	122,768
		2,206,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	—
		3,645,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	—
		2,648,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	—
		497,118		—	8/2/21	3 month USD-LIBOR-BBA	2.918%	—
		12,592,300		80,458	5/9/41	4.09%	3 month USD-LIBOR-BBA	(692,460)
	CHF	9,010,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(72,325)
	EUR	5,310,000		—	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	208,985
	EUR	10,740,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	84,709
	EUR	18,480,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(186,899)
	GBP	2,555,000		—	7/21/21	3.3375%	6 month GBP-LIBOR-BBA	(77,560)
	GBP	2,020,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(211,470)
	KRW	6,938,000,000		—	7/11/16	4.035%	3 month KRW-CD-KSDA-BLOOMBERG	(46,227)
	KRW	2,830,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(27,774)
	SEK	6,000,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(50,580)
	SEK	10,790,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	103,698
	SEK	19,680,000		—	7/14/21	3 month SEK-STIBOR-SIDE	3.275%	28,063
	JPMorgan Chase Bank, N.A.
		$5,322,600		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	494,700
		31,600,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(171,904)
		21,700,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(121,303)
		23,447,200		—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(66,208)
		2,551,000		—	7/19/21	3 month USD-LIBOR-BBA	3.106%	45,880
		8,695,000		—	7/19/21	3.074%	3 month USD-LIBOR-BBA	(131,420)
		493,595		—	7/22/21	3 month USD-LIBOR-BBA	3.046%	6,057
		310,842		—	7/26/21	3 month USD-LIBOR-BBA	3.08%	4,624
	CAD	3,125,000		—	7/11/21	3.23875%	3 month CAD-BA-CDOR	(51,046)
	CAD	8,355,000		—	7/15/21	3 month CAD-BA-CDOR	3.213%	114,053
	CAD	1,460,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	(33,021)
	EUR	25,100,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	280,607
	EUR	25,100,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	(197,447)
	JPY	244,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(117,314)
	JPY	447,200,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(61,320)
	JPY	445,960,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	43,363
	JPY	24,900,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	4,898
	JPY	33,500,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	230
	UBS, AG
	AUD	2,550,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	63,488
	AUD	2,550,000		—	4/12/21	6 month AUD-BBR-BBSW	6.61%	59,702
	CHF	25,006,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(252,466)

	Total							$(12,288,635)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

	TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Upfront		Fixed payments	Total return	Unrealized
	Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America, N.A.
		$11,336,093		$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(119,151)
		1,181,204		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,254
		1,234,989		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,981)
		1,181,204		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,254
		1,234,989		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,981)
		1,385,916		—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,001
		238,887		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,511)
	baskets	208,670	(F)	—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	(253,576)
	Barclays Bank PLC
		$785,969		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,513
		7,502,835		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(78,861)
		3,461,656		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(36,385)
		238,745		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,100
		4,711,391		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(49,520)
		2,820,936		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(29,650)
		2,484,369		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(33,078)
		2,492,238		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	29,015
		5,622,313		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(74,858)
		3,632,711		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,727
		2,694,281		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26,596
		15,382,313		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(204,806)
		15,605,960		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	154,052
		884,240		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,729
		238,534		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,123)
		2,180,000		—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,146)
		14,234,470		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(189,523)
		8,750,133		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	122,825
		7,114,797		—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	46,210
		1,116,283		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,733)
		13,763,308		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(144,663)
		8,282,168		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(87,052)
		11,570,878		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	134,709
		5,227,878		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	52,694
		10,106,967		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	117,666
		8,220,237		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	95,701
		4,097,214		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(43,065)
		24,692,414		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	243,748
		9,882,862		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(103,877)
		12,456,063		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(130,923)
		5,203,755		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	51,368
		688,645		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,583
		2,234,040		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,356
		1,619,863		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,485
		8,670,306		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	49,035
		3,530,732		—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(30,649)
		9,420,190		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	53,277
	Citibank, N.A.
		1,149,628		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,979
		9,634,389		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(101,265)
		992,304		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(10,002)
		1,052,246		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,387
	baskets	666		—	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	(1,418,692)
	baskets	336,121		—	7/30/12	(3 month USD-LIBOR-BBA)	A basket (CGPUTSB6) of common stocks	0
	GBP	2,420,000		—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	102,006
	units	14,852		—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	1,163,845
	units	620		—	4/11/12	(3 month USD-LIBOR-BBA)	Russell 2000 Total Return Index	59,937
	Credit Suisse International
		$1,768,481		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,457
		1,805,830		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(18,202)
		5,116,173		14,389	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(41,499)
		3,557,399		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(23,105)
		1,234,989		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,981)
		1,181,204		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,254
		238,534		—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,123
		238,745		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,100)
	Deutsche Bank AG
		2,147,038		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	22,568
		3,239,340		—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	37,077
		3,557,399		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(23,105)
	Goldman Sachs International
		4,423,841		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	46,498
		1,210,000		—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	0
		1,240,000		—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(10,807)
		930,000		—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,959)
		2,336,163		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,061
		1,221,718		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,841)
		3,239,340		—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(37,077)
		1,385,916		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(9,001)
		857,962		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	7,448
		2,965,036		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	31,165
		18,989,064		62,308	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(84,633)
		2,020,469		—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(17,539)
	baskets	428,341		—	6/28/12	(1 month USD-LIBOR-BBA)	A basket (GSCBPCSL) of common stocks	(1,215,760)
	baskets	459,277		—	6/28/12	1 month USD-LIBOR-BBA	A basket (GSCBPINS) of common stocks	(417,508)
	baskets	13,746		—	7/13/12	(1 month USD-LIBOR-BBA minus 10 bp)	A basket (GSCBPINS) of common stocks	49,340
	UBS, AG
		$91,959		—	5/24/12	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily Total Return Net USD Index	(950,707)
	baskets	135,484		—	2/28/12	(3 month USD-LIBOR-BBA minus 0.25%)	iShares MSCI Emerging Markets Index	(127,276)
	baskets	390,904		—	7/5/12	(3 month USD-LIBOR-BBA plus 0.60%)	A basket (UBSEMBSK) of common stocks	(752,165)

	Total							$(4,054,293)
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities' valuation inputs.

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Citibank, N.A.
	DJ CDX NA IG Series 16 Version 1 Index	BBB+	$(144,713)	$62,200,000	6/20/16	100 bp	$59,096
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(3,383)	380,000	12/20/19	(100 bp)	57,289
	Goldman Sachs International
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(625,908)	13,800,000	9/20/16	(100 bp)	7,864
	JPMorgan Chase Bank, N.A.
	Belgium Government International Bond, 4 1/4%, 9/28/14	—	(523,659)	17,720,000	3/20/16	(100 bp)	169,036

	Total						$293,285

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2011.

Key to holding's currency abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $842,488,095.
(b)	The aggregate identified cost on a tax basis is $917,363,743, resulting in gross unrealized appreciation and depreciation of $31,617,727 and $15,753,918, respectively, or net unrealized appreciation of $15,863,809.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $467,989, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $38,451 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $499,706,868 and $476,042,570, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $535,075,656 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 186,600,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 383,800,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $273,400,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $459,100,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,466,900,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $77,400,000, on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $33,522,930 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $34,431,856.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,886,176	$—	$—
Capital goods	8,986,053	—	—
Communication services	6,669,145	—	—
Conglomerates	996,710	—	—
Consumer cyclicals	27,478,734	—	—
Consumer staples	22,747,178	—	—
Energy	23,611,363	467,989	—
Financials	25,190,004	—	—
Health care	21,525,432	—	—
Technology	37,674,528	—	—
Transportation	5,574,500	—	—
Utilities and power	7,493,388	—	—
Total common stocks	193,833,211	467,989	—
Asset-backed securities	$—	$—	$—
Asset-backed securities	—	32,447,084	—
Commodity linked notes	—	33,499,153	—
Corporate bonds and notes	—	133,001,244	—
Foreign government bonds and notes	—	13,711,401	—
Mortgage-backed securities	—	176,807,906	—
Purchased options outstanding	—	12,626,177	—
Senior loans	—	54,094,877	—
U.S. Government and Agency Mortgage Obligations	—	53,619,950	—
Short-term investments	79,912,117	149,206,443	—

Totals by level	$273,745,328	$659,482,224	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,586,888)	$—
Futures contracts	(311,047)	—	—
Written options	—	(33,989,989)	—
TBA sale commitments	—	(10,299,219)	—
Interest rate swap contracts	—	(13,031,661)	—
Total return swap contracts	—	(4,130,990)	—
Credit default contracts	—	1,590,948	—

Totals by level	$(311,047)	$(61,447,799)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$1,590,948	$—
Foreign exchange contracts	3,171,752	4,758,640
Equity contracts	4,374,578	5,255,629
Interest rate contracts	21,461,564	59,418,023

Total	$30,598,842	$69,432,292

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (0.0%)(a)
			Shares	Value

Advertising and marketing services (0.1%)

Omnicom Group, Inc.			21,345	$1,001,507

				1,001,507
Aerospace and defense (0.1%)

Huntington Ingalls Industries, Inc.(NON)			4,125	138,105

Lockheed Martin Corp.			26,423	2,001,014

Northrop Grumman Corp.			24,952	1,509,846

Raytheon Co.			33,116	1,481,279

Rockwell Collins, Inc.			19,278	1,062,025

				6,192,269
Airlines (—%)

Copa Holdings SA Class A (Panama)			8,911	584,651

Southwest Airlines Co.			89,360	890,026

				1,474,677
Banking (0.2%)

Bank of Hawaii Corp.			12,696	568,908

M&T Bank Corp.			14,769	1,273,679

New York Community Bancorp, Inc.			61,122	826,981

People's United Financial, Inc.			65,167	826,318

				3,495,886
Beverage (0.2%)

Dr. Pepper Snapple Group, Inc.			75,500	2,850,880

				2,850,880
Biotechnology (—%)

Biogen Idec, Inc.(NON)			16,608	1,691,857

				1,691,857
Broadcasting (—%)

Discovery Communications, Inc. Class A(NON)			14,922	593,896

				593,896
Building materials (0.2%)

Sherwin-Williams Co. (The)			10,182	785,745

				785,745
Cable television (—%)

IAC/InterActiveCorp.(NON)			27,927	1,155,899

				1,155,899
Chemicals (0.1%)

International Flavors & Fragrances, Inc.			10,677	653,112

PPG Industries, Inc.			12,412	1,045,090

Sigma-Aldrich Corp.			11,881	797,215

Valspar Corp.			14,952	491,472

				2,986,889
Commercial and consumer services (0.1%)

Ecolab, Inc.			18,990	949,500

Equifax, Inc.			21,951	754,236

Expedia, Inc.			26,456	838,391

Gartner, Inc.(NON)			17,815	657,552

Moody's Corp.			25,423	905,313

Priceline.com, Inc.(NON)			2,989	1,607,036

Verisk Analytics, Inc. Class A(NON)			24,274	808,324

				6,520,352
Communications equipment (—%)

Harris Corp.			27,273	1,087,375

				1,087,375
Computers (0.1%)

Apple, Inc.(NON)			16,154	6,307,814

Hewlett-Packard Co.			43,323	1,523,237

IBM Corp.			35,574	6,469,132

Micros Systems, Inc.(NON)			21,856	1,070,288

NetApp, Inc.(NON)			10,902	518,063

Solera Holdings, Inc.			19,233	1,074,740

				16,963,274
Conglomerates (—%)

AMETEK, Inc.			23,329	991,483

				991,483
Consumer (0.2%)

Kimberly-Clark Corp.			45,873	2,998,259

Scotts Miracle-Gro Co. (The) Class A			10,188	514,086

Tupperware Brands Corp.			9,665	603,966

				4,116,311
Containers (0.1%)

Ball Corp.			19,848	770,102

				770,102
Distribution (0.1%)

W.W. Grainger, Inc.			8,349	1,238,741

				1,238,741
Electric utilities (—%)

Alliant Energy Corp.			17,177	676,946

DPL, Inc.			21,080	637,670

DTE Energy Co.			19,306	962,211

Entergy Corp.			15,780	1,054,104

Pinnacle West Capital Corp.			16,166	684,630

Public Service Enterprise Group, Inc.			40,166	1,315,437

Westar Energy, Inc.			20,793	536,667

				5,867,665
Electronics (0.5%)

Analog Devices, Inc.			46,208	1,589,555

L-3 Communications Holdings, Inc.			14,798	1,170,818

QLogic Corp.(NON)			25,689	389,702

				3,150,075
Energy (oil field) (—%)

Core Laboratories NV (Netherlands)			8,847	961,492

Deepocean Group (Shell) (acquired 6/9/11, cost $415,063) (Norway)(RES)			57,250	1,087,750

Dresser-Rand Group, Inc.(NON)			17,766	949,060

FMC Technologies, Inc.(NON)			29,177	1,330,471

Oceaneering International, Inc.			21,522	929,750

				5,258,523
Energy (other) (0.4%)

Covanta Holding Corp.			35,061	605,854

				605,854
Engineering and construction (0.1%)

KBR, Inc.			26,533	945,901

				945,901
Food (—%)

ConAgra Foods, Inc.			40,600	1,039,766

Corn Products International, Inc.			22,943	1,167,569

Hormel Foods Corp.			57,457	1,664,529

				3,871,864
Forest products and packaging (0.1%)

Rayonier, Inc.(R)			15,492	998,459

Sealed Air Corp.			23,827	512,995

				1,511,454
Health-care services (0.1%)

AmerisourceBergen Corp.			37,131	1,422,489

Cardinal Health, Inc.			38,601	1,689,180

Laboratory Corp. of America Holdings(NON)			13,652	1,239,056

Lincare Holdings, Inc.			24,361	623,398

McKesson Corp.			24,378	1,977,543

Pharmaceutical Product Development, Inc.			26,758	771,433

Warner Chilcott PLC Class A (Ireland)			42,830	900,287

				8,623,386
Insurance (—%)

ACE, Ltd.			29,080	1,947,778

Allied World Assurance Co. Holdings AG			10,482	570,745

Arch Capital Group, Ltd.(NON)			27,212	919,766

Aspen Insurance Holdings, Ltd.			20,364	527,428

Axis Capital Holdings, Ltd.			22,590	719,943

Berkshire Hathaway, Inc. Class B(NON)			44,705	3,315,770

Chubb Corp. (The)			28,029	1,751,252

Endurance Specialty Holdings, Ltd. (Bermuda)			13,323	542,779

Everest Re Group, Ltd.			9,939	816,191

PartnerRe, Ltd.			12,181	813,934

RenaissanceRe Holdings, Ltd.			11,450	796,806

Transatlantic Holdings, Inc.			13,816	707,517

Travelers Cos., Inc. (The)			35,651	1,965,440

Validus Holdings, Ltd.			23,817	633,294

W.R. Berkley Corp.			28,261	870,156

				16,898,799
Manufacturing (—%)

Roper Industries, Inc.			12,938	1,056,129

				1,056,129
Media (0.1%)

Viacom, Inc. Class B			31,544	1,527,360

				1,527,360
Medical technology (—%)

C.R. Bard, Inc.			12,705	1,253,729

Gen-Probe, Inc.(NON)			11,450	693,298

				1,947,027
Metals (0.1%)

Newmont Mining Corp.			24,798	1,379,017

				1,379,017
Natural gas utilities (0.6%)

AGL Resources, Inc.			14,610	596,088

Spectra Energy Corp.			37,575	1,015,277

				1,611,365
Oil and gas (—%)

Chevron Corp.			59,469	6,185,965

Exxon Mobil Corp.			104,192	8,313,480

HollyFrontier Corp.			14,944	1,126,628

Murphy Oil Corp.			20,808	1,336,290

Oil States International, Inc.(NON)			11,268	909,328

Sunoco, Inc.			21,739	883,690

				18,755,381
Pharmaceuticals (0.1%)

Abbott Laboratories			71,670	3,678,104

Eli Lilly & Co.			72,300	2,769,090

Forest Laboratories, Inc.(NON)			37,271	1,381,263

Perrigo Co.			15,054	1,359,527

				9,187,984
Publishing (0.1%)

McGraw-Hill Cos., Inc. (The)			24,575	1,022,320

Washington Post Co. (The) Class B			1,145	460,634

				1,482,954
Real estate (—%)

Annaly Capital Management, Inc.(R)			73,217	1,228,581

Digital Realty Trust, Inc.(R)			16,305	998,029

Federal Realty Investment Trust(R)			11,189	977,247

Jones Lang LaSalle, Inc.			8,925	759,696

Realty Income Corp.(R)			23,176	752,293

				4,715,846
Regional Bells (0.1%)

Verizon Communications, Inc.			106,366	3,753,656

				3,753,656
Restaurants (0.1%)

Brinker International, Inc.			17,737	426,043

Darden Restaurants, Inc.			14,230	722,884

Panera Bread Co. Class A(NON)			4,402	507,595

Starbucks Corp.			40,416	1,620,277

Yum! Brands, Inc.			25,678	1,356,312

				4,633,111
Retail (0.1%)

Advance Auto Parts, Inc.			9,210	506,274

Amazon.com, Inc.(NON)			13,287	2,956,623

AutoZone, Inc.(NON)			3,475	991,939

Big Lots, Inc.(NON)			13,909	484,450

Dollar Tree, Inc.(NON)			12,471	825,954

Herbalife, Ltd.			33,319	1,856,535

Kroger Co. (The)			42,400	1,054,488

MSC Industrial Direct Co., Inc.			9,705	599,575

PETsMART, Inc.			14,495	623,575

Safeway, Inc.			75,332	1,519,446

Target Corp.			29,154	1,501,139

Wal-Mart Stores, Inc.			39,600	2,087,316

Walgreen Co.			25,000	976,000

				15,983,314
Semiconductor (0.1%)

KLA-Tencor Corp.			12,186	485,247

Lam Research Corp.(NON)			10,979	448,822

Novellus Systems, Inc.(NON)			26,983	837,552

				1,771,621
Shipping (0.2%)

J. B. Hunt Transport Services, Inc.			20,422	923,891

United Parcel Service, Inc. Class B			37,127	2,569,931

				3,493,822
Software (0.2%)

Amdocs, Ltd. (United Kingdom)(NON)			44,043	1,388,676

BMC Software, Inc.(NON)			31,406	1,357,367

CA, Inc.			74,702	1,665,855

Intuit, Inc.(NON)			41,742	1,949,351

Microsoft Corp.			130,489	3,575,399

				9,936,648
Technology (—%)

Avago Technologies, Ltd.			49,453	1,663,104

				1,663,104
Technology services (0.1%)

Accenture PLC Class A			53,123	3,141,694

				3,141,694
Telecommunications (0.1%)

American Tower Corp. Class A(NON)			33,198	1,743,891

				1,743,891
Textiles (0.9%)

Cintas Corp.			25,978	845,584

				845,584
Tobacco (0.1%)

Lorillard, Inc.			9,729	1,033,414

Philip Morris International, Inc.			52,233	3,717,423

				4,750,837
Transportation services (0.1%)

Landstar Systems, Inc.			13,153	589,912

				589,912

Total common stocks (cost $181,572,296)				$194,620,921

MORTGAGE-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 5.703s, 2037			$1,003,639	$602,183
FRB Ser. 06-1, Class 2A1, 3.165s, 2036			4,947,676	3,018,083

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			819,020	824,925
FRB Ser. 06-1, Class A2, 5.334s, 2045			1,070,337	1,069,176
Ser. 06-5, Class A2, 5.317s, 2047			342,146	345,745
Ser. 06-6, Class A2, 5.309s, 2045			736,819	740,200
Ser. 07-1, Class XW, IO, 0.308s, 2049			4,650,690	55,583

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.716s, 2035			4,232,730	13,968
Ser. 04-4, Class XC, IO, 0.437s, 2042			5,621,177	90,282

Banc of America Funding Corp.
FRB Ser. 06-A, Class 3A2, 2.864s, 2036			4,356,592	2,461,474
FRB Ser. 06-H, Class 6A1, 0.376s, 2036			1,427,778	771,000

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.397s, 2047			1,595,308	869,443
FRB Ser. 07-AA1, Class 2A1, 0.367s, 2037			2,032,206	1,129,144

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 2A1, 5.159s, 2047			1,667,234	1,016,492

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.969s, 2036			801,869	517,206
FRB Ser. 06-3, Class 35A1, 5.627s, 2036			1,261,442	818,360
FRB Ser. 06-2, Class 24A1, 5.585s, 2036			1,317,129	807,400
Ser. 06-4, Class 22A1, 3.004s, 2036			1,368,932	622,864

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.467s, 2036			1,122,832	303,165
FRB Ser. 06-IM1, Class A1, 0.417s, 2036			355,633	170,704

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.663s, 2040(F)			621,149	659,335
Ser. 06-PW13, Class A2, 5.426s, 2041			1,897,000	1,899,466
Ser. 05-PWR9, Class A2, 4.735s, 2042			392,099	391,658

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 5.344s, 2037			474,420	264,714
FRB Ser. 07-AR5, Class 1A2A, 5.264s, 2037			231,029	151,685
FRB Ser. 05-10, Class 1A1A, 3.015s, 2035			1,549,824	798,159
FRB Ser. 07-AR1, Class A2, 0.347s, 2037			4,689,011	2,766,517

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD2, Class A2, 5.408s, 2046			788,422	787,851

Commercial Mortgage Pass-Through Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049			227,270	231,177
FRB Ser. 04-LB3A, Class B, 5.365s, 2037(F)			1,587,000	1,674,791

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.76s, 2036			4,647,233	2,881,284
FRB Ser. 06-18CB, Class A7, 0.537s, 2036			1,616,209	840,429
FRB Ser. 06-HY11, Class A1, 0.307s, 2036			1,699,360	994,126

Countrywide Home Loans FRB Ser. 06-HYB3, Class 2A1A, 2.757s, 2036			904,240	609,275

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.618s, 2035			196,106	27,256
FRB Ser. 05-R3, Class AF, 0.587s, 2035			192,701	160,906

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.207s, 2041			290,000	299,797
FRB Ser. 06-C3, Class A2, 5.82s, 2038			335,735	335,314
FRB Ser. 07-C4, Class A2, 5.799s, 2039			557,215	565,476
Ser. 07-C2, Class A2, 5.448s, 2049			1,542,802	1,554,106
Ser. 06-C5, Class A2, 5.246s, 2039			300,644	302,248

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035			525,000	539,229
Ser. 04-C1, Class B, 4.855s, 2037			5,750,000	5,844,542

CS First Boston Mortgage Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.728s, 2038			8,947,662	208,532
Ser. 04-C4, Class AX, IO, 0.355s, 2039			2,914,009	66,148

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 3A1, 2.938s, 2036			2,253,305	1,464,648
FRB Ser. 06-AR6, Class A6, 0.377s, 2037			639,608	326,200
FRB Ser. 07-AR3, Class 2A2A, 0.367s, 2037			2,539,621	1,625,358
FRB Ser. 06-AR6, Class A4, 0.357s, 2037			1,231,869	763,759
FRB Ser. 06-AR3, Class A5, 0.357s, 2036			2,123,825	1,359,248
FRB Ser. 06-AR3, Class A2, 0.307s, 2036			1,717,277	811,413

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			733,189	714,859

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.469s, 2034			766,448	987,575
IFB Ser. 3727, Class PS, IO, 6.514s, 2038			4,194,629	728,600
IFB Ser. 3398, Class SI, IO, 6.464s, 2036			2,776,526	364,197
IFB Ser. 3055, Class MS, IO, 6.414s, 2035			3,471,483	619,208
IFB Ser. 3708, Class SQ, IO, 6.364s, 2040			12,103,528	2,275,584
IFB Ser. 3852, Class LS, IO, 6.264s, 2041			10,925,946	1,987,320
IFB Ser. 3116, Class AS, IO, 5.914s, 2034			3,756,206	488,111
IFB Ser. 3852, Class NT, 5.814s, 2041			3,283,673	3,138,534
IFB Ser. 3752, Class PS, IO, 5.814s, 2040			1,493,450	262,668
IFB Ser. 3725, Class CS, IO, 5.814s, 2040			4,499,395	705,595
Ser. 3672, Class PI, IO, 5 1/2s, 2039			2,117,736	408,808
Ser. 3645, Class ID, IO, 5s, 2040			809,801	127,131
Ser. 3687, Class CI, IO, 5s, 2038			3,554,864	605,180
Ser. 3680, Class KI, IO, 5s, 2038			11,414,966	2,028,782
Ser. 3632, Class CI, IO, 5s, 2038			943,178	152,248
Ser. 3626, Class DI, IO, 5s, 2037			660,733	70,533
Ser. 3653, Class CI, IO, 5s, 2036			7,979,713	849,281
Ser. 3623, Class CI, IO, 5s, 2036			594,565	100,860
Ser. 3747, Class HI, IO, 4 1/2s, 2037			341,355	50,635
Ser. 3738, Class MI, IO, 4s, 2034			33,836,453	4,200,507
Ser. 3707, Class HI, IO, 4s, 2023			685,281	62,230
Ser. T-8, Class A9, IO, 0.343s, 2028			314,725	3,541
Ser. T-59, Class 1AX, IO, 0.273s, 2043			693,227	5,199
Ser. T-48, Class A2, IO, 0.212s, 2033			974,221	7,095
FRB Ser. T-54, Class 2A, IO, zero %, 2043			403,391	63

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.564s, 2035			95,334	153,826
IFB Ser. 05-122, Class SE, 22.445s, 2035			455,178	661,223
IFB Ser. 11-4, Class CS, 12.526s, 2040			3,617,253	4,137,116
IFB Ser. 10-135, Class SP, IO, 6.413s, 2040			12,521,752	2,422,921
IFB Ser. 10-35, Class SG, IO, 6.213s, 2040			6,466,531	1,321,759
IFB Ser. 10-134, Class SD, IO, 5.813s, 2040			4,187,127	788,602
Ser. 10-21, Class IP, IO, 5s, 2039			1,945,243	412,539
Ser. 10-92, Class CI, IO, 5s, 2039			3,164,243	669,203
Ser. 398, Class C5, IO, 5s, 2039			1,538,520	307,704
Ser. 09-31, Class PI, IO, 5s, 2038			2,403,146	411,832
Ser. 10-13, Class EI, IO, 5s, 2038			1,485,582	180,786
Ser. 10-100, Class AI, IO, 4 1/2s, 2025			8,822,676	870,440
Ser. 03-W10, Class 1, IO, 1.492s, 2043			450,325	20,265
Ser. 98-W5, Class X, IO, 1.326s, 2028			226,573	9,820
Ser. 98-W2, Class X, IO, 1.035s, 2028			548,848	25,237
Ser. 03-W1, Class 2A, IO, zero %, 2042			849,305	66
Ser. 08-36, Class OV, PO, zero %, 2036			57,989	43,969
FRB Ser. 06-104, Class EK, zero %, 2036			80,895	76,765

First Horizon Alternative Mortgage Securities FRB Ser. 06-AA4, Class 2A1, 2.268s, 2036			1,842,629	921,314

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class A2, 5.333s, 2044(F)			989,818	1,032,885

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037			392,000	406,326
Ser. 05-C2, Class XC, IO, 0.128s, 2043			20,158,954	159,256

GMAC Commercial Mortgage Securities, Inc. FRB Ser. 03-C2, Class E, 5.487s, 2040(F)			2,310,000	2,401,252

Government National Mortgage Association
IFB Ser. 10-167, Class SM, IO, 6.494s, 2040			9,909,098	1,930,490
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035			13,654,731	2,532,707
IFB Ser. 10-31, Class PS, IO, 6.364s, 2038			9,706,422	1,828,690
IFB Ser. 11-40, Class AS, IO, 5.934s, 2036			6,386,471	1,038,440
IFB Ser. 11-35, Class AS, IO, 5.914s, 2037			2,813,232	424,316
IFB Ser. 11-70, Class SN, IO, 5.714s, 2041			726,000	187,097
IFB Ser. 11-70, Class SH, IO, 5.704s, 2041			786,718	201,951

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039			254,944	257,874
Ser. 03-C1, Class B, 4.229s, 2035			1,470,700	1,411,872

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			1,868,442	1,896,469

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1, IO, 0.841s, 2040			4,841,787	40,267

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.569s, 2035			434,599	61,930
IFB Ser. 04-4, Class 1AS, IO, 5.384s, 2034			795,973	117,098
Ser. 06-RP2, Class 1AS1, IO, 5.293s, 2036			554,361	76,357
Ser. 98-2, IO, 0.69s, 2027			88,882	7
FRB Ser. 06-RP2, Class 1AF1, 0.587s, 2036			554,361	443,489
FRB Ser. 04-4, Class 1AF, 0.587s, 2034			795,973	636,779
FRB Ser. 05-RP1, Class 1AF, 0.537s, 2035			434,599	347,679
Ser. 98-3, IO, 0.4s, 2027			105,658	8
Ser. 99-2, IO, zero %, 2027			152,196	12
Ser. 98-4, IO, zero %, 2026			118,830	9

Harborview Mortgage Loan Trust FRB Ser. 06-6, Class 3A1A, 2.755s, 2036			420,877	244,109

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 5.344s, 2037			598,594	371,129

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.434s, 2037			603,126	379,969
FRB Ser. 06-AR5, Class 1A2, 5.233s, 2036			171,829	17,183
FRB Ser. 06-AR3, Class 3A1B, 5.024s, 2036			440,647	251,169
FRB Ser. 07-AR5, Class 2A1, 4.954s, 2037			1,114,851	613,168
FRB Ser. 07-AR7, Class 2A1, 4.751s, 2037			1,071,607	574,381
FRB Ser. 06-AR19, Class 1A2, 3.274s, 2036			2,616,897	1,193,543
FRB Ser. 06-AR11, Class 3A1, 2.916s, 2036			2,142,814	1,017,496
FRB Ser. 06-AR39, Class A1, 0.367s, 2037			4,779,069	2,568,750
FRB Ser. 06-AR35, Class 2A1A, 0.357s, 2037			796,204	427,776
FRB Ser. 06-AR21, Class A1, 0.307s, 2036			5,039,599	2,167,028

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 2A1, 5.647s, 2037			1,307,176	640,516
FRB Ser. 07-A2, Class 12A1, 0.387s, 2037			774,169	387,085
FRB Ser. 06-A7, Class 1A1, 0.347s, 2036			935,304	471,744
FRB Ser. 07-A1, Class 1A3A, 0.337s, 2037			3,163,359	1,518,412

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.987s, 2051			3,016,000	3,203,132
Ser. 06-LDP7, Class A2, 5.866s, 2045			320,679	320,396
Ser. 06-CB16, Class A2, 5.45s, 2045			468,832	468,484
Ser. 07-LDPX, Class A2, 5.434s, 2049			2,045,749	2,137,292
Ser. 07-LDPX, Class A3S, 5.317s, 2049			545,000	568,594
Ser. 06-LDP9, Class A2S, 5.298s, 2047(F)			1,179,000	1,194,819
Ser. 05-CB13, Class A2, 5.247s, 2043			2,850,308	2,845,531
Ser. 03-C1, Class D, 5.192s, 2037			5,900,000	5,959,684
Ser. 04-CB8, Class B, 4 1/2s, 2039			708,000	704,444
Ser. 06-CB16, Class X1, IO, 0.155s, 2045			10,542,914	134,949

LB-UBS Commercial Mortgage Trust
Ser. 02-C1, Class D, 6.683s, 2034			2,000,000	2,043,750
Ser. 07-C6, Class A2, 5.845s, 2040			2,006,731	2,061,310
Ser. 07-C7, Class A2, 5.588s, 2045			356,000	363,157
Ser. 06-C3, Class A2, 5.532s, 2032			127,618	127,636
Ser. 05-C7, Class A2, 5.103s, 2030			127,674	127,674
Ser. 03-C5, Class F, 4.843s, 2037			480,000	460,800
Ser. 07-C2, Class XW, IO, 0.557s, 2040			3,125,244	65,493

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035			5,886,000	5,927,791
Ser. 03-C5, Class XCL, IO, 0.758s, 2037			3,433,762	44,389
Ser. 05-C3, Class XCL, IO, 0.41s, 2040			20,563,096	379,385

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.317s, 2037(F)			1,426,579	716,856

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1, 0.367s, 2036			874,356	489,639

Merrill Lynch Mortgage Investors Trust FRB Ser. 06-A4, Class 3A1, 2.796s, 2036			989,849	568,087

Merrill Lynch Mortgage Trust Ser. 04-MKB1, Class B, 5.28s, 2042			1,870,000	1,955,955

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			1,021,049	1,042,461
Ser. 06-T21, Class A2, 5.09s, 2052			19,694	19,720
Ser. 03-IQ4, Class X1, IO, 1.839s, 2040			22,511,837	617,110
FRB Ser. 07-HQ12, Class A2FL, 0.437s, 2049			469,279	419,113

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			524,000	528,789

Morgan Stanley Mortgage Loan Trust FRB Ser. 06-3AR, Class 3A1, 5.385s, 2036			578,645	358,760

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.427s, 2036			1,491,894	626,595
FRB Ser. 06-AR4, Class A1A, 0.357s, 2036			2,141,107	909,971

Residential Accredit Loans, Inc.
Ser. 06-QS13, Class 1A5, 6s, 2036			99,780	57,841
FRB Ser. 07-QA4, Class A1B, 0.397s, 2037			481,518	216,683

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			1,700,000	1,784,636

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037			339,556	215,618
FRB Ser. 06-9, Class 1A1, 5.11s, 2036			417,158	254,680
FRB Ser. 07-4, Class 1A1, 0.427s, 2037			738,885	321,415
FRB Ser. 07-6, Class 2A1, 0.377s, 2037			857,792	518,964

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.029s, 2045			1,194,494	167,229
Ser. 07-4, Class 1A4, IO, 1s, 2045			2,471,604	100,409

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.978s, 2039(F)			854,000	850,983

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039			2,058,827	2,048,533

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.738s, 2049			908,287	936,852
Ser. 06-C25, Class A2, 5.684s, 2043			196,842	196,842
Ser. 07-C30, Class A3, 5.246s, 2043			352,000	358,510

Wachovia Bank Commercial Mortgage Trust 144A Ser. 03-C3, Class IOI, IO, 1.062s, 2035			3,614,822	44,064

Total mortgage-backed securities (cost $157,509,642)				$157,573,518

CORPORATE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Advertising and marketing services (—%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			$1,000,000	$1,027,500

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			200,000	231,250

				1,258,750
Aerospace and defense (0.1%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			335,000	344,213

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			115,000	126,388

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			148,000	158,911

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			263,000	296,022

				925,534
Automotive (0.1%)

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013 (Germany)			163,000	181,116

				181,116
Banking (0.1%)

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			2,085,000	2,229,593

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			263,000	275,291

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			359,000	388,602

BB&T Corp. unsec. sub. notes 5.2s, 2015			196,000	216,249

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			705,000	787,727

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017			925,000	1,036,834

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			818,000	901,213

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			359,000	410,106

HSBC Finance Corp. 144A sr. unsec. sub. notes 6.676s, 2021			435,000	460,687

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			1,759,000	1,838,676

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015			167,000	176,993

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			150,000	156,018

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			250,000	262,646

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			263,000	269,559

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	525,650

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,593,750

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			1,334,000	1,515,529

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			230,000	235,609

				13,280,732
Beverage (—%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			359,000	390,947

Coca-Cola Refreshments USA, Inc. sr. unsec. unsub. notes 7 3/8s, 2014			163,000	189,699

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			590,000	650,475

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			196,000	230,167

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			459,000	486,784

				1,948,072
Biotechnology (0.1%)

Amgen, Inc. sr. unsec. notes 5.85s, 2017			196,000	232,119

				232,119
Broadcasting (0.2%)

DISH DBS Corp. company guaranty 7 1/8s, 2016			255,000	272,213

DISH DBS Corp. company guaranty 7s, 2013			220,000	237,050

News America, Inc. company guaranty sr. unsec. notes 5.3s, 2014			263,000	290,391

				799,654
Building materials (0.3%)

Owens Corning company guaranty sr. unsec. notes 9s, 2019			275,000	331,375

				331,375
Cable television (0.3%)

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			680,000	715,700

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			270,000	290,250

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			655,000	778,957

CSC Holdings LLC sr. notes 6 3/4s, 2012			84,000	86,310

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			730,000	813,950

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	575,400

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			1,400,000	1,447,250

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			555,000	636,667

				5,344,484
Chemicals (0.1%)

Dow Chemical Co. (The) sr. unsec. FRN 2.518s, 2011			110,000	110,036

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			325,000	370,320

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			263,000	279,253

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.761s, 2014			750,000	701,250

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			1,170,000	1,248,975

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	800,000	1,160,641

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014			$165,000	179,025

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)			155,000	215,605

				4,265,105
Coal (—%)

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			282,000	283,763

Peabody Energy Corp. company guaranty 7 3/8s, 2016			555,000	628,538

				912,301
Combined utilities (—%)

El Paso Corp. sr. unsec. notes 7s, 2017			465,000	538,513

El Paso Corp. sr. unsec. notes Ser. GMTN, 7 3/8s, 2012			26,000	27,835

				566,348
Commercial and consumer services (—%)

Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016			210,000	228,638

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,559,000	1,582,385

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			500,000	443,750

Travelport LLC company guaranty 9 7/8s, 2014			895,000	836,825

				3,091,598
Communications equipment (0.1%)

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			297,000	343,587

				343,587
Computers (—%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			800,000	824,000

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			350,000	355,250

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			263,000	296,208

IBM Corp. sr. unsec. notes 5.7s, 2017			392,000	465,927

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			1,085,000	1,125,688

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			230,000	247,989

				3,315,062
Conglomerates (—%)

General Electric Co. sr. unsec. notes 5 1/4s, 2017			2,051,000	2,310,819

SPX Corp. sr. unsec. notes 7 5/8s, 2014			125,000	138,750

				2,449,569
Consumer (—%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			135,000	146,475

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			435,000	455,119

				601,594
Consumer finance (—%)

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			588,000	645,415

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			263,000	309,876

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			230,000	257,154

				1,212,445
Consumer goods (—%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			500,000	558,125

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			263,000	283,895

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			300,000	326,250

				1,168,270
Consumer services (—%)

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	750,000	1,114,336

Service Corporation International sr. notes 7s, 2017			$185,000	200,725

Service Corporation International sr. unsec. 7 3/8s, 2014			195,000	213,525

				1,528,586
Containers (—%)

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 1/2s, 2016 (Luxembourg)			200,000	208,500

				208,500
Electric utilities (—%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			150,000	171,750

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,080,000

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			111,000	136,534

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			160,000	182,078

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			93,000	116,649

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			510,000	601,127

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			510,000	572,791

Exelon Corp. sr. unsec. notes 4.9s, 2015			488,000	532,064

FirstEnergy Corp. notes Ser. B, 6.45s, 2011			7,000	7,108

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			130,000	154,267

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			163,000	197,983

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			134,000	189,292

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017			170,000	174,748

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			185,000	241,791

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			130,000	142,051

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			196,000	218,577

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			125,000	163,637

				4,882,447
Electronics (—%)

NXP BV/NXP Funding, LLC company guaranty Ser. EXCH, 9 1/2s, 2015 (Netherlands)			545,000	574,975

				574,975
Energy (oil field) (—%)

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			750,000	830,625

				830,625
Entertainment (—%)

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			350,000	350,875

				350,875
Financial (—%)

CIT Group, Inc. sr. bonds 7s, 2014			613,439	618,040

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			700,000	726,250

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			324,000	356,400

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			266,000	276,973

Vnesheconombank Via VEB Finance, Ltd. 144A bank guaranteed bonds 6.8s, 2025 (Russia)			700,000	731,500

				2,709,163
Food (—%)

Dole Food Co. 144A sr. notes 8s, 2016			200,000	211,750

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			622,000	676,048

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			300,000	308,250

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			530,000	619,438

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			505,000	602,213

				2,417,699
Forest products and packaging (—%)

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	165,000	266,013

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,410,000	1,438,200

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes FRN Ser. B, 4.004s, 2014			500,000	462,500

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			885,000	940,313

				3,107,026
Gaming and lottery (—%)

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			695,000	765,369

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			162,000	175,770

				941,139
Health-care services (—%)

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			175,000	179,906

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			525,000	595,875

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)			1,230,000	1,316,100

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			50,000	55,125

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	674,975

Tenet Healthcare Corp. sr. notes 9s, 2015			455,000	484,575

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			80,000	88,400

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			196,000	227,458

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			93,000	105,433

				3,727,847
Household furniture and appliances (—%)

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			931,000	1,040,393

				1,040,393
Insurance (—%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			196,000	217,006

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			325,000	344,507

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			717,000	758,968

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			645,000	694,660

MetLife, Inc. sr. unsec. 6 3/4s, 2016			263,000	312,102

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			325,000	353,625

				2,680,868
Investment banking/Brokerage (—%)

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	506,400

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			210,000	250,950

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			1,597,000	1,778,367

Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 6s, 2015			1,367,000	1,502,824

				4,038,541
Lodging/Tourism (—%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			657,000	743,231

MGM Resorts International sr. notes 10 3/8s, 2014			190,000	217,075

				960,306
Machinery (—%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			1,133,000	1,217,975

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			359,000	404,912

Deere & Co. sr. unsec. notes 6.95s, 2014			148,000	171,987

				1,794,874
Manufacturing (—%)

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.621s, 2015			125,000	120,000

				120,000
Media (—%)

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			234,000	260,325

Nielsen Finance LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014			114,000	132,525

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			426,000	492,888

				885,738
Metals (—%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			196,000	214,205

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	93,545

BHP Billiton Finance USA Ltd company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			196,000	219,928

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			750,000	787,984

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	361,092

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.67s, 2015 (Germany)		EUR	150,000	212,806

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			$500,000	515,625

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			220,000	233,200

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			750,000	772,500

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			230,000	264,483

				3,675,368
Natural gas utilities (—%)

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			230,000	269,064

Kinder Morgan Energy Partners LP notes 6s, 2017			263,000	302,866

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			230,000	276,610

				848,540
Oil and gas (—%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			170,000	195,984

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			148,000	159,266

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			115,000	122,983

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			500,000	587,500

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			685,000	726,100

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			521,000	580,313

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			230,000	256,818

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			1,035,000	1,125,563

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,197,530

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			175,000	187,250

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			195,000	197,925

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)			1,245,000	1,279,238

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,805,000	2,166,863

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	530,000

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			280,000	323,400

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			459,000	488,741

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			196,000	241,597

				10,367,071
Pharmaceuticals (—%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			297,000	351,653

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			196,000	234,090

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	445,000	639,214

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2013 (Ireland)			$600,000	622,500

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			263,000	288,062

Merck & Co., Inc. sr. unsec. notes 4s, 2015			297,000	325,457

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			263,000	278,664

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			622,000	708,625

				3,448,265
Power producers (—%)

Calpine Corp. 144A sr. notes 7 1/4s, 2017			350,000	358,750

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			1,000,000	1,000,000

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014			1,500,000	1,560,000

				2,918,750
Railroads (—%)

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			631,000	694,100

				694,100
Real estate (—%)

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			685,000	792,888

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			320,000	347,200

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020(R)			230,000	257,893

				1,397,981
Regional Bells (—%)

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			1,501,000	1,545,361

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			250,000	253,750

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016			173,000	205,005

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			290,000	317,550

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			846,000	974,821

				3,296,487
Restaurants (—%)

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			900,000	983,250

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			300,000	333,000

				1,316,250
Retail (—%)

CVS Corp. sr. unsec. 5 3/4s, 2017			230,000	266,401

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			163,000	186,143

Kroger Co. company guaranty 6.4s, 2017			163,000	195,085

QVC Inc. 144A sr. notes 7 1/8s, 2017			570,000	611,325

Target Corp. sr. unsec. notes 5 3/8s, 2017			263,000	306,461

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			1,000,000	1,062,500

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			622,000	660,954

				3,288,869
Shipping (—%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			196,000	212,377

				212,377
Software (—%)

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			359,000	412,763

				412,763
Telecommunications (—%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			196,000	216,064

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			263,000	290,415

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			705,000	717,338

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			500,000	510,625

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)			263,000	301,601

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	137,963

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			500,000	514,063

Level 3 Financing, Inc. 144A company guaranty FRN 4.215s, 2015			1,100,000	1,025,750

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013			805,000	809,025

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			740,000	852,850

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			725,000	779,375

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			195,000	208,406

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			120,000	120,000

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			297,000	297,110

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)			140,000	153,660

Telefonica Emisones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			185,000	192,489

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			297,000	340,162

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			700,000	698,250

				8,165,146
Telephone (—%)

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			963,000	1,026,799

				1,026,799
Tire and rubber (—%)

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016			203,000	228,629

				228,629
Tobacco (—%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			387,000	417,856

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			196,000	228,282

				646,138
Trucks and parts (—%)

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			405,000	420,188

				420,188

Total corporate bonds and notes (cost $114,158,045)				$117,391,038

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (—%)

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, August 1, 2041			$43,000,000	$44,887,967
4s, TBA, August 1, 2041			24,000,000	24,382,500

				69,270,467

Total U.S. government and agency mortgage obligations (cost $68,683,594)				$69,270,467

SENIOR LOANS (—%)(a)
			Principal amount	Value

Advertising and marketing services (—%)

Advantage Sales & Marketing, LLC bank term loan FRN 5 1/4s, 2017			$995,000	$998,721

				998,721
Aerospace and defense (—%)

TransDigm Group, Inc. bank term loan FRN Ser. B, 4s, 2017			220,890	220,890

				220,890
Airlines (—%)

Delta Air LInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017			834,000	830,091

				830,091
Automotive (—%)

Federal Mogul Corp. bank term loan FRN Ser. B, 2.128s, 2014			399,265	380,371

Federal Mogul Corp. bank term loan FRN Ser. C, 2.128s, 2015			203,706	194,067

				574,438
Biotechnology (—%)

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			1,000,000	995,313

				995,313
Broadcasting (—%)

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.836s, 2016			1,150,000	957,950

Radio One, Inc. bank term loan FRN Ser. B, 7 1/2s, 2016			498,750	502,179

				1,460,129
Building materials (—%)

CPG International, Inc. bank term loan FRN 6s, 2017			64,000	63,760

Goodman Global, Inc. bank term loan FRN 9s, 2017			500,000	513,229

Goodman Global, Inc. bank term loan FRN Ser. 1st, 5 3/4s, 2016			237,043	237,735

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			997,500	996,669

				1,811,393
Chemicals (—%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017			997,500	997,500

Norit NV bank term loan FRN 7 1/2s, 2017 (Netherlands)			500,000	500,000

OM Group, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			250,000	249,688

Styron Corp. bank term loan FRN 6s, 2017			497,500	497,500

Tronox Worldwide bank term loan FRN Ser. B, 7s, 2015			497,500	499,988

				2,744,676
Commercial and consumer services (—%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			1,194,000	1,205,940

Interactive Data Corp. bank term loan FRN 4 3/4s, 2018			713,213	712,098

				1,918,038
Communications equipment (—%)

CommScope, Inc. bank term loan FRN Ser. B, 5s, 2018			354,113	355,109

				355,109
Computers (—%)

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017			663,665	665,047

				665,047
Construction (—%)

Armstrong World Industries, Inc. bank term loan FRN Ser. B, 4s, 2018			284,288	284,080

				284,080
Consumer (—%)

Armored Autogroup, Inc. bank term loan FRN Ser. B, 6s, 2016			398,000	396,010

				396,010
Consumer goods (—%)

Amscan Holdings, Inc. bank term loan FRN 6 3/4s, 2017			992,500	994,567

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,500,000	1,499,465

Spectrum Brands, Inc. bank term loan FRN 5.076s, 2016			906,765	911,292

				3,405,324
Containers (—%)

Reynolds Group Holdings, Inc. bank term loan FRN Ser. C, 6 1/2s, 2018			375,000	372,031

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 4 1/4s, 2018			498,750	494,801

				866,832
Energy (oil field) (—%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			528,088	527,062

				527,062
Entertainment (—%)

Clubcorp Club Operations, Inc. bank term loan FRN Ser. B, 6s, 2016			248,750	248,439

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			1,000,000	1,003,750

				1,252,189
Food (—%)

Dean Foods Co. bank term loan FRN Ser. A1, 3.44s, 2014			394,805	388,094

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			480,000	477,600

				865,694
Gaming and lottery (—%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.274s, 2015			1,000,000	900,833

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			964,980	975,836

				1,876,669
Health-care services (—%)

Ardent Health Services bank term loan FRN 6 1/2s, 2015			275,000	274,656

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			744,347	743,416

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			568,575	565,495

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			965,251	959,520

				2,543,087
Homebuilding (—%)

Realogy Corp. bank term loan FRN Ser. B, 4.518s, 2016			349,587	314,337

				314,337
Insurance (—%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			345,836	346,701

				346,701
Investment banking/Brokerage (—%)

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.749s, 2017			587,336	585,745

Nuveen Investments, Inc. bank term loan FRN Ser. B, 3.249s, 2014			502,664	492,375

				1,078,120
Machinery (—%)

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)			500,000	501,094

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			670,000	670,419

				1,171,513
Manufacturing (—%)

SRAM Corp. bank term loan FRN 4.767s, 2018			833,000	831,959

SRAM Corp. bank term loan FRN Ser. 2nd, 8 1/2s, 2018			95,000	95,000

				926,959
Metals (—%)

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017			283,575	283,614

				283,614
Pharmaceuticals (—%)

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			1,000,000	1,002,750

				1,002,750
Power producers (—%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.728s, 2017			1,093,159	813,720

				813,720
Publishing (—%)

Cenveo Corp. bank term loan FRN Ser. B, 6 1/4s, 2016			796,000	800,229

				800,229
Railroads (—%)

Swift Transportation Co., LLC bank term loan FRN 4.87s, 2016			943,354	946,175

				946,175
Real estate (—%)

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014			1,000,000	995,938

				995,938
Restaurants (—%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			920,375	917,574

				917,574
Retail (—%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			1,234,375	1,232,672

Claire's Stores, Inc. bank term loan FRN 3.023s, 2014			1,436,297	1,311,699

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			997,500	957,184

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			597,000	588,978

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,262,074

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	953,389

				6,305,996
Technology services (—%)

First Data Corp. bank term loan FRN 4.187s, 2018			1,000,000	917,708

				917,708
Telecommunications (—%)

Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			997,500	999,370

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 3.952s, 2018			497,502	495,170

				1,494,540
Textiles (—%)

Gymboree Corp. bank term loan FRN 5s, 2018			497,500	483,374

				483,374

Total senior loans (cost $43,530,861)				$43,390,040

ASSET-BACKED SECURITIES (—%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.337s, 2036			$1,040,666	$445,172

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032			716,587	558,938
Ser. 00-5, Class A7, 8.2s, 2032			604,638	495,047
Ser. 00-6, Class A5, 7.27s, 2031			3,332,931	3,500,244
Ser. 01-3, Class A4, 6.91s, 2033			2,645,501	2,724,866

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.687s, 2047			369,000	270,293
FRB Ser. 07-7, Class 2A3, 0.417s, 2047			2,008,000	863,440
FRB Ser. 07-6, Class 2A2, 0.357s, 2037			372,000	306,900
FRB Ser. 06-8, Class 2A3, 0.347s, 2046			480,000	307,200
FRB Ser. 07-8, Class 2A2, 0.317s, 2037			1,705,000	1,231,863
FRB Ser. 07-1, Class 2A2, 0.287s, 2037			1,096,000	802,820

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF9, Class 2A3, 0.347s, 2036			1,300,000	728,000
FRB Ser. 06-FF11, Class 2A3, 0.337s, 2036			2,544,000	1,297,440

Green Tree Financial Corp.
FRN Ser. 96-9, Class M1, 7.63s, 2027			635,000	643,039
Ser. 99-5, Class A6, 7 1/2s, 2030			451,218	388,047
Ser. 99-4, Class A7, 7.41s, 2031			1,125,035	1,022,376
Ser. 99-3, Class A8, 7.06s, 2031			414,000	393,818
Ser. 1997-5, Class M1, 6.95s, 2029			927,000	871,380
Ser. 98-3, Class A6, 6.76s, 2030			279,986	301,851
Ser. 99-3, Class A7, 6.74s, 2031			275,828	276,087
Ser. 99-3, Class A9, 6.53s, 2031			344,223	326,667

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.487s, 2036			1,995,574	1,077,610
FRB Ser. 05-15, Class 2A2, 0.437s, 2036			1,222,181	792,990
FRB Ser. 05-14, Class 2A2, 0.437s, 2035			712,335	395,346
FRB Ser. 05-11, Class 3A4, 0.437s, 2035			994,870	820,767
FRB Ser. 06-19, Class A3A, 0.427s, 2036			1,177,282	588,641
FRB Ser. 06-16, Class A3A, 0.427s, 2036			893,052	443,735
FRB Ser. 07-3, Class A4A, 0.407s, 2047			1,622,673	778,883
FRB Ser. 06-1, Class A2, 0.407s, 2036			1,632,965	771,576
FRB Ser. 06-17, Class A2, 0.367s, 2036			725,918	326,663
FRB Ser. 06-16, Class A2, 0.357s, 2036			946,085	438,747
FRB Ser. 06-11, Class 2A2, 0.347s, 2036			5,267,000	2,396,485
FRB Ser. 06-12, Class A2A, 0.337s, 2036			988,703	509,182
FRB Ser. 06-9, Class A2, 0.307s, 2036			636,000	292,560
FRB Ser. 06-17, Class A1, 0.247s, 2036			2,518,554	1,145,942
FRB Ser. 06-16, Class A1, 0.247s, 2036			1,561,939	702,872
FRB Ser. 06-14, Class A1, 0.237s, 2036			889,273	400,173
FRB Ser. 06-12, Class A1, 0.237s, 2036			991,669	461,126

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.237s, 2036			29,921	20,197

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.437s, 2032			315,000	286,650

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030			615,217	400,084
Ser. 00-D, Class A4, 7.4s, 2030			436,654	277,275
Ser. 02-A, Class A4, 6.97s, 2032			326,275	323,727
Ser. 01-D, Class A2, 5.26s, 2019			578,792	387,791
Ser. 02-B, Class A2, 5.19s, 2019			260,348	248,256

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1, 0.237s, 2037			86,880	81,643

Total asset-backed securities (cost $33,301,781)				$32,124,409

COMMODITY LINKED NOTES (—%)(a)
			Principal amount	Value

UBS AG 144A zero %, 2011 (Indexed to the UBS Bloomberg CMCI Essence Excess Return) (United Kingdom)			$3,300	$3,470,182

UBS AG 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Composite USD Total Return) (United Kingdom)			8,980,000	9,387,752

UBS AG 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Essence Excess Return) (United Kingdom)			10,214	10,501,883

UBS AG 144A zero %, 2013 (Indexed to the UBS Bloomberg CMCI Essence Excess Return) (United Kingdom)			5,560	5,605,925

Total commodity linked notes (cost $28,054,000)				$28,965,742

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration date/		Contract amount/
	strike price		number of contracts	Value

SPDR S&P 500 ETF Trust (Put)	Jan-12/112		252,829	$715,842

SPDR S&P 500 ETF Trust (Put)	Dec-11/108		279,450	484,351

SPDR S&P 500 ETF Trust (Put)	Nov-11/114		273,532	566,989

SPDR S&P ETF 500 Trust (Put)	Oct-11/119		265,943	625,418

SPDR S&P ETF 500 Trust (Put)	Aug-11/120		213,365	179,798

SPDR S&P ETF 500 Trust (Put)	Sep-11/115		241,505	246,367

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	Dec-11/1.578	CHF	7,290,000	111

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	Dec-11/1.602	CHF	7,290,000	92

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	14,580,000	554

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		$13,085,789	601,030

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		13,085,789	505,766

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		13,085,789	505,766

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		13,085,789	429,999

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		5,234,316	237,324

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		5,234,316	172,157

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		13,085,789	613,200

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		13,085,789	415,212

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		6,141,805	288,665

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		6,141,805	193,160

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		13,013,186	577,005

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		13,013,186	429,956

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.6		10,331,648	277,611

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.6		10,331,648	97,841

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045		4,688,313	284,909

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045		4,688,313	142,947

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		4,736,781	327,312

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		4,736,781	118,126

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11		3,732,242	254,240

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11		3,732,242	95,247

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		7,812,584	321,644

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		7,812,584	101,954

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		11,836,839	330,011

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		11,836,839	177,789

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		6,823,552	378,502

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		6,823,552	160,626

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		10,313,972	254,239

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		10,313,972	120,983

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		20,422,335	934,730

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		20,422,335	365,968

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		8,702,414	188,146

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14		8,702,414	69,619

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		7,821,000	361,651

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.14% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.14		13,940,000	302,359

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		7,821,000	77,772

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.64% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64		13,940,000	418

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		18,572,826	998,104

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		18,572,826	73,734

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.065		12,950,000	263,403

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.565% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565		12,950,000	—

Total purchased options outstanding (cost $16,764,547)				$14,868,647

FOREIGN GOVERNMENT BONDS AND NOTES (—%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$725,000	$688,750

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,305,000	1,346,212

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			7,210,000	7,049,001

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.438s, 2012			2,610,000	631,150

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			220,000	223,036

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			150,000	159,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			475,000	483,954

Ukraine (Government of) 144A bonds 7 3/4s, 2020			450,000	472,500

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			230,000	243,917

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,600,000	1,688,000

Total foreign government bonds and notes (cost $12,777,459)				$12,985,520

SHORT-TERM INVESTMENTS (—%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)			$64,355,563	$64,355,563

U.S. Treasury Bills with an effective yield of 0.215%, March 18, 2012(SEGSF)			20,000,000	19,970,667

U.S. Treasury Bills with an effective yield of 0.197%, December 15, 2011(SEGSF)			24,000,000	23,974,613

U.S. Treasury Bills with an effective yield of 0.166%, November 17, 2011(SEG)(SEGSF)			25,000,000	24,984,625

U.S. Treasury Bills with an effective yield of 0.085%, November 10, 2011			25,000,000	24,993,968

U.S. Treasury Bills with effective yields ranging from 0.112% to 0.143%, October 20, 2011(SEG)(SEGSF)			7,500,000	7,496,308

U.S. Treasury Bills with an effective yield of 0.087%, August 25, 2011(SEG)(SEGSF)			25,000,000	24,996,717

Total short-term investments (cost $190,772,461)				$190,772,461

TOTAL INVESTMENTS

Total investments (cost $847,124,686)(b)				$861,962,763

FORWARD CURRENCY CONTRACTS at 7/31/11 (aggregate face value $290,164,460) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	8/17/11	$2,414,852	$2,289,178	$125,674
	Brazilian Real	Buy	8/17/11	1,947,474	1,937,832	9,642
	British Pound	Buy	8/17/11	678,453	690,404	(11,951)
	Canadian Dollar	Buy	8/17/11	4,132,580	4,107,556	25,024
	Chilean Peso	Buy	8/17/11	206,752	180,473	26,279
	Czech Koruna	Buy	8/17/11	682,738	665,526	17,212
	Euro	Sell	8/17/11	3,877,575	3,729,397	(148,178)
	Hungarian Forint	Buy	8/17/11	604,241	611,846	(7,605)
	Japanese Yen	Buy	8/17/11	341,162	482,944	(141,782)
	Mexican Peso	Buy	8/17/11	1,158,892	1,152,435	6,457
	Norwegian Krone	Sell	8/17/11	1,561,638	1,537,150	(24,488)
	Russian Ruble	Buy	8/17/11	1,347,774	1,327,184	20,590
	Singapore Dollar	Buy	8/17/11	294,899	274,090	20,809
	South African Rand	Buy	8/17/11	2,048,127	2,033,763	14,364
	South Korean Won	Buy	8/17/11	310,459	273,937	36,522
	Swedish Krona	Buy	8/17/11	681,339	830,457	(149,118)
	Swiss Franc	Sell	8/17/11	181,651	90,531	(91,120)
	Taiwan Dollar	Sell	8/17/11	2,948,898	2,966,140	17,242
	Turkish Lira	Sell	8/17/11	902,470	895,941	(6,529)
Barclays Bank PLC
	Australian Dollar	Sell	8/17/11	290,577	258,740	(31,837)
	Brazilian Real	Buy	8/17/11	3,568,657	3,498,570	70,087
	Brazilian Real	Sell	8/17/11	3,556,142	3,550,367	(5,775)
	British Pound	Buy	8/17/11	132,405	137,157	(4,752)
	Canadian Dollar	Buy	8/17/11	491,707	556,333	(64,626)
	Chilean Peso	Sell	8/17/11	433,665	432,499	(1,166)
	Czech Koruna	Buy	8/17/11	1,274,803	1,254,702	20,101
	Euro	Sell	8/17/11	10,617,269	10,443,514	(173,755)
	Hungarian Forint	Sell	8/17/11	1,019,946	1,060,657	40,711
	Indian Rupee	Sell	8/17/11	1,282,983	1,226,965	(56,018)
	Japanese Yen	Buy	8/17/11	1,326,335	1,402,441	(76,106)
	Malaysian Ringgit	Buy	8/17/11	1,599,380	1,576,062	23,318
	Mexican Peso	Buy	8/17/11	1,248,337	1,253,982	(5,645)
	New Zealand Dollar	Sell	8/17/11	912,558	858,578	(53,980)
	Norwegian Krone	Sell	8/17/11	479,478	471,899	(7,579)
	Philippines Peso	Buy	8/17/11	1,116,346	1,083,412	32,934
	Polish Zloty	Sell	8/17/11	360,016	363,310	3,294
	Russian Ruble	Buy	8/17/11	1,511,818	1,486,693	25,125
	Singapore Dollar	Buy	8/17/11	816,561	800,277	16,284
	South Korean Won	Buy	8/17/11	1,412,136	1,382,168	29,968
	Swedish Krona	Sell	8/17/11	1,000,714	867,295	(133,419)
	Swiss Franc	Sell	8/17/11	822,055	775,106	(46,949)
	Taiwan Dollar	Sell	8/17/11	1,859,520	1,871,959	12,439
	Thai Baht	Buy	8/17/11	1,111,678	1,065,238	46,440
	Turkish Lira	Buy	8/17/11	481,038	499,602	(18,564)
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	3,517,003	3,398,176	118,827
	Brazilian Real	Buy	8/17/11	1,697,301	1,670,975	26,326
	British Pound	Sell	8/17/11	1,343,106	1,250,044	(93,062)
	Canadian Dollar	Buy	8/17/11	1,678,648	1,855,435	(176,787)
	Chilean Peso	Buy	8/17/11	395,088	365,885	29,203
	Czech Koruna	Buy	8/17/11	682,750	683,321	(571)
	Euro	Sell	8/17/11	7,594,596	7,516,646	(77,950)
	Hungarian Forint	Buy	8/17/11	1,405,631	1,437,172	(31,541)
	Japanese Yen	Buy	8/17/11	305,575	355,236	(49,661)
	Mexican Peso	Sell	8/17/11	907,399	926,904	19,505
	New Zealand Dollar	Buy	8/17/11	12,365	11,632	733
	Norwegian Krone	Buy	8/17/11	1,914,834	1,922,766	(7,932)
	Polish Zloty	Sell	8/17/11	830,978	837,428	6,450
	Singapore Dollar	Buy	8/17/11	1,778,786	1,743,298	35,488
	South African Rand	Buy	8/17/11	279,292	285,805	(6,513)
	South Korean Won	Buy	8/17/11	1,994,133	1,965,982	28,151
	Swedish Krona	Buy	8/17/11	3,196,135	3,099,123	97,012
	Swiss Franc	Buy	8/17/11	805,575	756,771	48,804
	Taiwan Dollar	Sell	8/17/11	542,757	546,216	3,459
	Turkish Lira	Buy	8/17/11	184,129	191,388	(7,259)
Credit Suisse AG
	Australian Dollar	Buy	8/17/11	1,181,080	1,000,430	180,650
	Brazilian Real	Buy	8/17/11	3,175,171	3,139,390	35,781
	British Pound	Sell	8/17/11	969,875	921,793	(48,082)
	Canadian Dollar	Buy	8/17/11	2,547,899	2,635,981	(88,082)
	Czech Koruna	Buy	8/17/11	1,307,438	1,285,953	21,485
	Euro	Buy	8/17/11	4,148,421	3,922,044	226,377
	Hungarian Forint	Buy	8/17/11	604,240	611,119	(6,879)
	Indian Rupee	Sell	8/17/11	1,901,590	1,859,252	(42,338)
	Japanese Yen	Sell	8/17/11	602,711	497,440	(105,271)
	Malaysian Ringgit	Buy	8/17/11	1,474,352	1,444,187	30,165
	Mexican Peso	Buy	8/17/11	1,730,384	1,707,368	23,016
	Norwegian Krone	Sell	8/17/11	3,086,387	2,840,912	(245,475)
	Polish Zloty	Buy	8/17/11	1,412,166	1,423,386	(11,220)
	Russian Ruble	Buy	8/17/11	755,904	742,996	12,908
	Singapore Dollar	Sell	8/17/11	399,847	391,834	(8,013)
	South African Rand	Buy	8/17/11	728,800	755,173	(26,373)
	South Korean Won	Buy	8/17/11	1,246,141	1,227,375	18,766
	Swedish Krona	Sell	8/17/11	1,211,259	1,037,395	(173,864)
	Swiss Franc	Sell	8/17/11	1,765,167	1,748,157	(17,010)
	Taiwan Dollar	Buy	8/17/11	100,893	91,635	9,258
	Turkish Lira	Sell	8/17/11	757,350	786,697	29,347
Deutsche Bank AG
	Australian Dollar	Buy	8/17/11	978,323	924,647	53,676
	Brazilian Real	Buy	8/17/11	1,091,379	1,069,044	22,335
	British Pound	Sell	8/17/11	2,889,749	2,899,222	9,473
	Canadian Dollar	Sell	8/17/11	2,404,123	2,270,954	(133,169)
	Chilean Peso	Buy	8/17/11	1,153,508	1,131,728	21,780
	Czech Koruna	Buy	8/17/11	488,455	488,733	(278)
	Euro	Sell	8/17/11	3,311,327	3,250,898	(60,429)
	Hungarian Forint	Sell	8/17/11	560,510	540,588	(19,922)
	Malaysian Ringgit	Buy	8/17/11	1,804,170	1,777,454	26,716
	Mexican Peso	Buy	8/17/11	1,216,839	1,209,605	7,234
	New Zealand Dollar	Sell	8/17/11	420,324	385,716	(34,608)
	Norwegian Krone	Sell	8/17/11	1,538,863	1,515,285	(23,578)
	Philippines Peso	Buy	8/17/11	563,083	543,863	19,220
	Polish Zloty	Sell	8/17/11	876,325	883,735	7,410
	Singapore Dollar	Buy	8/17/11	2,591,691	2,539,075	52,616
	South Korean Won	Buy	8/17/11	755,288	699,122	56,166
	Swedish Krona	Buy	8/17/11	440,310	429,138	11,172
	Swiss Franc	Buy	8/17/11	1,715,983	1,611,725	104,258
	Taiwan Dollar	Sell	8/17/11	2,256,023	2,264,804	8,781
	Turkish Lira	Sell	8/17/11	588,093	575,944	(12,149)
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	626,711	652,673	(25,962)
	British Pound	Sell	8/17/11	2,911,762	2,832,402	(79,360)
	Canadian Dollar	Buy	8/17/11	507,822	602,194	(94,372)
	Chilean Peso	Buy	8/17/11	1,100,433	1,070,960	29,473
	Euro	Buy	8/17/11	181,378	217,514	(36,136)
	Hungarian Forint	Sell	8/17/11	149,081	163,959	14,878
	Japanese Yen	Buy	8/17/11	1,841,185	1,815,774	25,411
	Norwegian Krone	Sell	8/17/11	48,832	5,856	(42,976)
	Polish Zloty	Buy	8/17/11	335,386	340,188	(4,802)
	South African Rand	Buy	8/17/11	983,460	1,000,615	(17,155)
	Swedish Krona	Buy	8/17/11	909,167	886,001	23,166
	Swiss Franc	Sell	8/17/11	855,140	891,025	35,885
HSBC Bank USA, National Association
	Australian Dollar	Sell	8/17/11	2,172,576	2,108,525	(64,051)
	British Pound	Sell	8/17/11	1,209,387	1,170,102	(39,285)
	Euro	Sell	8/17/11	3,021,381	2,965,716	(55,665)
	Indian Rupee	Sell	8/17/11	827,721	811,620	(16,101)
	Japanese Yen	Sell	8/17/11	4,510,346	4,296,483	(213,863)
	New Zealand Dollar	Sell	8/17/11	571,160	511,595	(59,565)
	Norwegian Krone	Sell	8/17/11	1,071,106	1,055,997	(15,109)
	Philippines Peso	Buy	8/17/11	563,080	544,045	19,035
	Singapore Dollar	Sell	8/17/11	496,817	501,363	4,546
	South Korean Won	Buy	8/17/11	1,916,504	1,868,660	47,844
	Swiss Franc	Buy	8/17/11	543,557	508,775	34,782
	Taiwan Dollar	Sell	8/17/11	1,103,817	1,111,900	8,083
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/17/11	3,396,908	3,219,940	176,968
	Brazilian Real	Buy	8/17/11	1,918,208	1,878,994	39,214
	British Pound	Buy	8/17/11	158,853	231,409	(72,556)
	Canadian Dollar	Sell	8/17/11	554,387	476,005	(78,382)
	Chilean Peso	Buy	8/17/11	956,526	931,402	25,124
	Czech Koruna	Buy	8/17/11	723,746	704,752	18,994
	Euro	Sell	8/17/11	4,011,993	3,856,384	(155,609)
	Hungarian Forint	Buy	8/17/11	638,946	680,013	(41,067)
	Japanese Yen	Buy	8/17/11	5,419,301	5,279,851	139,450
	Malaysian Ringgit	Buy	8/17/11	1,587,130	1,563,368	23,762
	Mexican Peso	Buy	8/17/11	1,970,433	1,945,244	25,189
	New Zealand Dollar	Buy	8/17/11	182,056	220,766	(38,710)
	Norwegian Krone	Buy	8/17/11	1,747,231	1,720,241	26,990
	Polish Zloty	Sell	8/17/11	97,409	98,169	760
	Russian Ruble	Buy	8/17/11	755,907	742,280	13,627
	Singapore Dollar	Sell	8/17/11	91,569	89,707	(1,862)
	South African Rand	Buy	8/17/11	39,596	42,810	(3,214)
	South Korean Won	Buy	8/17/11	1,093,635	1,039,845	53,790
	Swedish Krona	Sell	8/17/11	523,645	469,793	(53,852)
	Swiss Franc	Sell	8/17/11	1,620,151	1,526,928	(93,223)
	Taiwan Dollar	Sell	8/17/11	1,563,619	1,575,760	12,141
	Thai Baht	Buy	8/17/11	569,516	544,699	24,817
	Turkish Lira	Buy	8/17/11	522,349	542,224	(19,875)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/17/11	1,729,740	1,770,644	(40,904)
	Brazilian Real	Buy	8/17/11	569,019	556,465	12,554
	British Pound	Buy	8/17/11	638,370	605,341	33,029
	Canadian Dollar	Buy	8/17/11	1,307,382	1,393,255	(85,873)
	Chilean Peso	Sell	8/17/11	14,121	27,480	13,359
	Czech Koruna	Buy	8/17/11	336,006	336,057	(51)
	Euro	Sell	8/17/11	9,401,335	9,340,419	(60,916)
	Hungarian Forint	Buy	8/17/11	364,801	362,025	2,776
	Indian Rupee	Sell	8/17/11	1,586,878	1,551,205	(35,673)
	Japanese Yen	Buy	8/17/11	693,935	767,991	(74,056)
	Malaysian Ringgit	Buy	8/17/11	374,949	361,701	13,248
	Mexican Peso	Buy	8/17/11	606,133	604,395	1,738
	New Zealand Dollar	Buy	8/17/11	1,204,934	1,107,513	97,421
	New Zealand Dollar	Sell	8/17/11	1,194,236	1,123,894	(70,342)
	Norwegian Krone	Buy	8/17/11	2,213,152	2,178,153	34,999
	Polish Zloty	Sell	8/17/11	1,067,374	1,024,870	(42,504)
	Russian Ruble	Buy	8/17/11	755,907	744,216	11,691
	Singapore Dollar	Buy	8/17/11	1,289,780	1,263,595	26,185
	South African Rand	Buy	8/17/11	1,474,593	1,461,377	13,216
	South Korean Won	Buy	8/17/11	974,632	918,458	56,174
	Swedish Krona	Sell	8/17/11	1,414,417	1,224,482	(189,935)
	Swiss Franc	Buy	8/17/11	2,770,774	2,612,406	158,368
	Taiwan Dollar	Sell	8/17/11	11,768	21,862	10,094
	Turkish Lira	Buy	8/17/11	22,603	23,468	(865)
State Street Bank and Trust Co.
	Australian Dollar	Sell	8/17/11	666,779	616,661	(50,118)
	Brazilian Real	Sell	8/17/11	1,089,261	1,134,056	44,795
	British Pound	Sell	8/17/11	488,880	400,986	(87,894)
	Canadian Dollar	Buy	8/17/11	653,063	766,420	(113,357)
	Czech Koruna	Buy	8/17/11	391,287	367,620	23,667
	Euro	Buy	8/17/11	6,231,463	6,331,956	(100,493)
	Hungarian Forint	Sell	8/17/11	225,989	247,994	22,005
	Japanese Yen	Sell	8/17/11	471,220	333,062	(138,158)
	Malaysian Ringgit	Buy	8/17/11	421,191	405,488	15,703
	Mexican Peso	Sell	8/17/11	381,404	405,944	24,540
	Norwegian Krone	Sell	8/17/11	869,470	855,661	(13,809)
	Philippines Peso	Buy	8/17/11	563,083	544,246	18,837
	Polish Zloty	Sell	8/17/11	452,578	449,430	(3,148)
	Russian Ruble	Buy	8/17/11	755,907	746,501	9,406
	Singapore Dollar	Buy	8/17/11	642,480	629,560	12,920
	South African Rand	Buy	8/17/11	2,084,545	2,068,884	15,661
	South Korean Won	Buy	8/17/11	1,111,513	1,115,993	(4,480)
	Swedish Krona	Sell	8/17/11	1,662,371	1,620,537	(41,834)
	Swiss Franc	Sell	8/17/11	1,648,039	1,502,929	(145,110)
	Taiwan Dollar	Sell	8/17/11	1,492,158	1,502,980	10,822
	Thai Baht	Buy	8/17/11	1,103,759	1,065,664	38,095
	Turkish Lira	Buy	8/17/11	1,084,652	1,100,350	(15,698)
Westpac Banking Corp.
	Australian Dollar	Sell	8/17/11	2,273,131	2,165,681	(107,450)
	British Pound	Buy	8/17/11	2,107,803	2,017,462	90,341
	Canadian Dollar	Buy	8/17/11	2,723,801	2,635,469	88,332
	Euro	Sell	8/17/11	7,428,584	7,370,066	(58,518)
	Japanese Yen	Buy	8/17/11	1,106,937	1,139,422	(32,485)
	New Zealand Dollar	Buy	8/17/11	702	660	42
	Norwegian Krone	Buy	8/17/11	3,644,483	3,652,716	(8,233)
	Norwegian Krone	Sell	8/17/11	3,650,511	3,594,895	(55,616)
	Swedish Krona	Buy	8/17/11	664,755	648,158	16,597
	Swiss Franc	Sell	8/17/11	1,921,212	1,874,901	(46,311)

Total						$(1,931,933)

FUTURES CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	141	$16,963,449	Sep-11	$179,280
Canadian Government Bond 10 yr (Long)	21	2,803,077	Sep-11	14,375
Euro-Bund 10 yr (Long)	50	9,363,436	Sep-11	55,186
Euro-Dollar 90 day (Short)	441	109,621,575	Jun-12	(235,215)
Euro-Swiss Franc 3 Month (Short)	47	14,864,521	Dec-11	(34,739)
Euro-Swiss Franc 3 Month (Short)	47	14,824,314	Dec-12	(64,407)
Euro-Swiss Franc 3 Month (Short)	47	14,851,118	Jun-12	(116,397)
Euro-Swiss Franc 3 Month (Short)	47	14,860,053	Mar-12	(90,448)
Euro-Swiss Franc 3 Month (Short)	47	14,866,010	Sep-11	(142,251)
Japanese Government Bond 10 yr (Long)	7	12,881,926	Sep-11	28,016
Japanese Government Bond 10 yr Mini (Short)	1	183,989	Sep-11	(1,484)
S&P 500 Index E-Mini (Long)	34	2,190,280	Sep-11	(5,763)
S&P 500 Index E-Mini (Short)	171	11,015,820	Sep-11	124,556
S&P Mid Cap 400 Index E-Mini (Long)	458	43,129,860	Sep-11	193,531
U.K. Gilt 10 yr (Long)	75	15,414,208	Sep-11	349,735
U.S. Treasury Bond 20 yr (Short)	116	14,862,500	Sep-11	(254,908)
U.S. Treasury Bond 30 yr (Short)	35	4,617,813	Sep-11	(101,426)
U.S. Treasury Note 2 yr (Short)	533	117,218,360	Sep-11	(224,451)
U.S. Treasury Note 5 yr (Long)	9	1,093,008	Sep-11	26,272
U.S. Treasury Note 10 yr (Short)	91	11,437,563	Sep-11	(106,642)

Total				$(407,180)

WRITTEN OPTIONS OUTSTANDING at 7/31/11 (premiums received $37,600,944) (Unaudited)

		Contract amount/	Expiration date/
		number of contracts	strike price	Value

SPDR S&P 500 ETF Trust (Call)		1,521,838	Aug-11/$139.00	$ 116,010
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	7,290,000	Dec-11/0.578	27,246
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	7,290,000	Dec-11/0.602	30,960
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	14,580,000	Jan-12/0.70175	87,308
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		$ 14,911,320	Jan-12/4.72	13,271
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		4,527,700	Apr-12/4.8675	10,912
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		4,527,700	Apr-12/4.8675	658,645
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		4,943,000	Aug-11/4.475	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		4,943,000	Aug-11/4.475	675,856
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		6,924,000	Aug-11/4.49	957,728
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		6,924,000	Aug-11/4.49	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		3,462,000	Aug-11/4.55	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		3,462,000	Aug-11/4.55	497,455
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		1,711,000	Aug-11/4.70	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		1,711,000	Aug-11/4.70	270,749
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		6,636,700	Aug-15/4.375	867,151
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		6,636,700	Aug-15/4.375	766,804
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		6,636,700	Aug-15/4.46	810,806
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		6,636,700	Aug-15/4.46	822,486
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		12,058,643	Dec-11/2.225	60,534
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		12,058,643	Dec-11/2.225	264,325
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.		9,440,943	Dec-11/2.24	45,279
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.		9,440,943	Dec-11/2.24	212,421
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		5,007,860	Feb-15/5.27	199,087
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		5,007,860	Feb-15/5.27	558,497
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		2,461,160	Feb-15/5.36	93,226
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		2,461,160	Feb-15/5.36	287,075
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.		14,911,320	Jan-12/4.72	2,100,409
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		24,852,200	Jan-12/4.8	16,900
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.		24,852,200	Jan-12/4.8	3,677,132
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		4,300,982	Jul-14/4.19	271,392
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		4,300,982	Jul-14/4.19	271,392
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		4,277,119	Jul-14/4.29	248,629
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		4,277,119	Jul-14/4.29	285,010
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,720,393	Jul-14/4.34	97,672
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		1,720,393	Jul-14/4.34	118,299
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		4,300,982	Jul-14/4.35	242,730
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		4,300,982	Jul-14/4.35	297,753
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		2,018,662	Jul-14/4.36	112,643
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		2,018,662	Jul-14/4.36	141,020
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		4,300,992	Jul-14/4.3725	238,864
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		4,300,992	Jul-14/4.375	302,953
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		6,960,526	Jul-16/4.67	505,334
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		6,960,526	Jul-16/4.67	505,334
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		6,921,908	Jul-16/4.74	472,621
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		6,921,908	Jul-16/4.74	519,787
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		3,266,918	Jul-16/4.79	218,083
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		3,266,918	Jul-16/4.79	252,186
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		2,784,210	Jul-16/4.80	185,050
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		2,784,210	Jul-16/4.80	215,824
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		6,960,526	Jul-16/4.80	463,655
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		6,960,526	Jul-16/4.80	539,378
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		6,960,526	Jul-16/4.815	459,214
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		6,960,526	Jul-16/4.815	544,028
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		8,451,295	Jun-16/4.12	296,725
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		8,316,290	Jun-16/4.39	340,718
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		8,263,488	Jun-16/4.575	318,062
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		8,263,488	Jun-16/4.575	374,171
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		5,365,418	Jun-16/4.815	357,283
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		5,365,418	Jun-16/4.815	428,321
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		8,316,290	Jun-16/4.89	273,839
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		8,451,295	Jun-16/5.12	251,223
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		14,251,339	May-16/4.11	497,942
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		14,031,812	May-16/4.36	565,903
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		13,961,977	May-16/4.60	529,857
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		13,961,977	May-16/4.60	641,274
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		12,539,848	May-16/4.7575	434,155
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		12,539,848	May-16/4.7575	623,669
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		19,149,649	May-16/4.7575	666,752
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.		19,149,649	May-16/4.7575	952,695
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		26,824,343	May-16/4.765	908,219
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		26,824,343	May-16/4.765	1,336,255
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		47,874,123	May-16/4.77	1,648,210
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.		47,874,123	May-16/4.77	2,396,531
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		14,031,812	May-16/4.86	465,014
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		14,251,339	May-16/5.11	424,918
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		9,062,639	Nov-11/2.31	33,260
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		9,062,639	Nov-11/2.31	230,554
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		24,886,070	Oct-11/1.97	345,170
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		24,886,070	Oct-11/2.47	17,420
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		12,070,424	Sep-11/2.065	11,588
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		12,070,424	Sep-11/2.065	221,975
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		26,918,400	Sep-15/4.04	1,403,525
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		26,918,400	Sep-15/4.04	2,356,706

Total				$40,989,057

TBA SALE COMMITMENTS OUTSTANDING at 7/31/11 (proceeds receivable $15,305,274) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, August 1, 2041	$ 7,000,000	8-11-11	$ 7,307,343
FNMA, 4s, August 1, 2041	8,000,000	8-11-11	8,127,500

Total			$ 15,434,843

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$86,061,300		$9,892	7/8/13	0.68%	3 month USD-LIBOR-BBA	$(177,774)
		5,984,000		—	8/2/21	2.97236%	3 month USD-LIBOR-BBA	—
	AUD	2,630,000		—	4/18/21	6.1%	6 month AUD-BBR-BBSW	(139,279)
	AUD	6,550,000		—	7/19/16	6 month AUD-BBR-BBSW	5.085%	(13,572)
	CAD	5,050,000		—	6/28/21	3.25%	3 month CAD-BA-CDOR	(93,428)
	CAD	6,624,000		—	7/14/21	3.26%	3 month CAD-BA-CDOR	(119,653)
	CAD	5,664,000		—	7/14/21	3.2575%	3 month CAD-BA-CDOR	(101,000)
	CAD	2,376,000		—	7/21/21	3.31%	3 month CAD-BA-CDOR	(52,380)
	CAD	8,471,000		—	7/29/21	3 month CAD-BA-CDOR	3.093%	—
	EUR	17,100,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	137,461
	GBP	11,748,000		—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	627,483
	GBP	3,620,000		—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	191,870
	GBP	7,450,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(166,720)
	GBP	3,330,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(311,819)
	GBP	4,840,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	80,078
	Barclays Bank PLC
		$69,951,000		13,191	6/17/13	0.64%	3 month USD-LIBOR-BBA	(108,312)
		14,505,000		53,821	6/17/41	4.04%	3 month USD-LIBOR-BBA	(642,876)
		4,400,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	(108,999)
		95,209,100		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(6,331,741)
		26,420,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	501,534
		19,443,000		—	6/28/13	0.628%	3 month USD-LIBOR-BBA	(25,394)
		7,991,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	(145,266)
		3,320,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	57,284
		10,420,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	133,702
		11,580,000		—	6/29/13	0.6425%	3 month USD-LIBOR-BBA	(18,561)
		7,100,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	175,988
		27,062,000		—	7/8/13	0.6775%	3 month USD-LIBOR-BBA	(57,588)
		25,118,000		—	7/12/13	3 month USD-LIBOR-BBA	0.7225%	74,139
		1,190,000		—	7/12/41	3 month USD-LIBOR-BBA	4.0825%	63,353
		11,419,000		—	7/13/41	3.948%	3 month USD-LIBOR-BBA	(322,862)
		47,674,000		—	7/13/13	0.645%	3 month USD-LIBOR-BBA	(65,630)
		6,884,000		—	7/14/41	3.88%	3 month USD-LIBOR-BBA	(107,375)
		14,213,000		—	7/20/13	0.66%	3 month USD-LIBOR-BBA	(21,972)
		4,689,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	45,095
		217,000		—	7/20/41	3 month USD-LIBOR-BBA	3.888%	3,575
		18,433,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(231,002)
		8,300,000		10,700	3/30/31	3 month USD-LIBOR-BBA	4.17%	764,519
		31,749,200		74,984	7/22/20	3 month USD-LIBOR-BBA	2.86%	396,436
		3,845,000		—	7/25/21	3 month USD-LIBOR-BBA	3.111%	68,169
		3,280,000		—	7/25/21	3 month USD-LIBOR-BBA	3.126%	62,556
		3,668,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	114,121
		28,798,000		—	7/28/13	3 month USD-LIBOR-BBA	0.635%	26,346
		3,396,000		—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	103,043
		7,860,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(96,206)
		23,569,000		—	8/2/13	0.6425%	3 month USD-LIBOR-BBA	—
		5,685,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	—
		10,843,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	—
	AUD	6,550,000		—	6/29/21	5.735%	6 month AUD-BBR-BBSW	(128,762)
	AUD	13,100,000		—	6/30/16	5.42%	6 month AUD-BBR-BBSW	(175,764)
	AUD	8,334,000		—	7/15/21	5.6075%	6 month AUD-BBR-BBSW	(74,760)
	AUD	8,930,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(206,401)
	AUD	6,790,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	239,012
	AUD	4,180,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(209,994)
	EUR	31,020,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	217,494
	EUR	38,775,000		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	(263,044)
	EUR	6,773,000		—	7/29/21	3.159%	6 month EUR-EURIBOR-REUTERS	(24,354)
	GBP	1,441,000		—	7/22/21	3.326%	6 month GBP-LIBOR-BBA	(41,130)
	GBP	9,120,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	785,394
	GBP	3,100,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(415,083)
	GBP	4,980,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(507,760)
	GBP	4,470,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	69,623
	GBP	10,430,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(240,209)
	GBP	15,010,000		—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(149,118)
	GBP	15,010,000		—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(148,818)
	Citibank, N.A.
		$616,424		—	7/27/21	3 month USD-LIBOR-BBA	3.06%	7,998
		246,570		—	7/28/21	3 month USD-LIBOR-BBA	3.04375%	2,812
		3,407,000		214,300	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(284,585)
		6,814,000		428,771	7/26/21	4.52%	3 month USD-LIBOR-BBA	(552,143)
	GBP	2,280,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	201,078
	GBP	770,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(98,242)
	GBP	4,440,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(375,143)
	GBP	1,320,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	186,053
	GBP	5,550,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	63,894
	SEK	15,480,000		—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(101,816)
	SEK	33,151,000		—	7/8/16	3.275%	3 month SEK-STIBOR-SIDE	(92,557)
	SEK	35,241,000		—	7/11/16	3.2825%	3 month SEK-STIBOR-SIDE	(100,011)
	SEK	10,240,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	103,956
	SEK	24,563,000		—	7/25/21	3 month SEK-STIBOR-SIDE	3.495%	107,047
	SEK	14,150,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(165,699)
	SEK	17,850,000		—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(122,162)
	SEK	15,480,000		—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(102,367)
	SEK	7,440,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(75,270)
	Credit Suisse International
		$16,042,000		—	6/30/21	3 month USD-LIBOR-BBA	3.159%	401,721
		41,096,000		(81,730)	3/14/20	3 month USD-LIBOR-BBA	3.42%	2,858,839
		17,600,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(93,632)
		51,597,300		(10,556)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(2,212,890)
		70,469,800		5,025	5/27/13	0.72%	3 month USD-LIBOR-BBA	(253,770)
	CHF	3,245,000		—	7/14/21	6 month CHF-LIBOR-BBA	1.93%	15,869
	CHF	1,679,000		—	7/19/21	6 month CHF-LIBOR-BBA	1.91%	3,564
	CHF	2,742,000		—	7/25/21	6 month CHF-LIBOR-BBA	2.025%	41,302
	CHF	52,500,000		—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(467,089)
	EUR	6,773,000		—	7/26/21	6 month EUR-EURIBOR-REUTERS	3.277%	124,848
	EUR	2,480,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(197,538)
	GBP	5,350,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(502,044)
	GBP	2,960,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	420,553
	SEK	7,440,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(78,395)
	SEK	23,170,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	236,939
	SEK	5,550,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(56,731)
	SEK	18,327,000		—	7/28/21	3.35%	3 month SEK-STIBOR-SIDE	(43,801)
	SEK	13,110,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	130,210
	Deutsche Bank AG
		$61,672,000		—	6/10/13	0.59125%	3 month USD-LIBOR-BBA	(55,266)
		4,624,800		2,468	7/18/14	3 month USD-LIBOR-BBA	0.96%	19,226
		9,471,800		(14,526)	7/18/21	3.04%	3 month USD-LIBOR-BBA	(129,520)
		3,460,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	46,233
		51,875,000		—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(45,404)
		3,214,000		—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(87,465)
		616,424		—	8/1/21	3 month USD-LIBOR-BBA	3.06375%	7,755
		81,637,800		(14,424)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(381,649)
		13,334,570		(227,354)	7/21/21	3 month USD-LIBOR-BBA	3.55%	540,438
	EUR	10,880,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(596,610)
	KRW	3,650,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(40,078)
	KRW	3,650,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(38,046)
	KRW	3,620,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(38,219)
	ZAR	116,875,000		—	7/22/12	5.8%	3 month ZAR-JIBAR-SAFEX	(2,956)
	ZAR	27,048,000		—	7/22/16	3 month ZAR-JIBAR-SAFEX	7.38%	11,076
	Goldman Sachs International
		$188,000		—	7/1/41	4.02625%	3 month USD-LIBOR-BBA	(8,267)
		14,666,400		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	223,000
		48,424,600		(20,585)	7/20/16	3 month USD-LIBOR-BBA	1.79%	403,285
		3,690,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(50,676)
		2,818,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(70,580)
		1,931,000		—	7/21/13	3 month USD-LIBOR-BBA	0.665%	3,162
		128,000		—	7/25/41	3.9325%	3 month USD-LIBOR-BBA	(3,096)
		12,632,000		—	7/25/13	3 month USD-LIBOR-BBA	0.65625%	17,687
		6,266,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	86,609
		42,774,000		—	7/25/13	0.65625%	3 month USD-LIBOR-BBA	(59,891)
		13,279,500	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(62,546)
		20,857,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	399,661
		36,115,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(573,404)
		68,263,000		—	7/26/13	3 month USD-LIBOR-BBA	0.63%	58,388
		12,864,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	318,700
		1,122,000		—	7/27/21	3.062%	3 month USD-LIBOR-BBA	(14,760)
		26,888,000		—	7/28/13	3 month USD-LIBOR-BBA	0.61875%	15,958
		3,911,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(95,232)
		8,816,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	109,847
		2,657,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	—
		4,987,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	—
		3,189,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	—
		616,424		—	8/2/21	3 month USD-LIBOR-BBA	2.918%	—
		51,668,500		(121,057)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(2,514,297)
	CHF	10,900,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(87,497)
	EUR	6,510,000		—	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	256,213
	EUR	13,240,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	104,427
	EUR	22,600,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(228,567)
	GBP	3,159,000		—	7/21/21	3.3375%	6 month GBP-LIBOR-BBA	(95,895)
	GBP	2,500,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(261,720)
	KRW	8,552,000,000		—	7/11/16	4.035%	3 month KRW-CD-KSDA-BLOOMBERG	(56,981)
	KRW	3,498,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(34,330)
	SEK	7,200,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(60,695)
	SEK	13,110,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	125,995
	SEK	24,330,000		—	7/14/21	3 month SEK-STIBOR-SIDE	3.275%	34,693
	JPMorgan Chase Bank, N.A.
		$6,781,900		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	630,332
		35,300,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(192,032)
		26,600,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(148,694)
		11,912,000		—	6/7/41	4.005%	3 month USD-LIBOR-BBA	(507,243)
		14,664,500		—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(41,408)
		3,571,000		—	7/19/21	3 month USD-LIBOR-BBA	3.106%	64,225
		10,608,000		—	7/19/21	3.074%	3 month USD-LIBOR-BBA	(160,334)
		613,004		—	7/22/21	3 month USD-LIBOR-BBA	3.046%	7,522
		289,318		—	7/26/21	3 month USD-LIBOR-BBA	3.08%	4,304
	CAD	3,884,000		—	7/11/21	3.23875%	3 month CAD-BA-CDOR	(63,444)
	CAD	10,194,000		—	7/15/21	3 month CAD-BA-CDOR	3.213%	139,157
	CAD	1,830,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	(41,389)
	EUR	31,020,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	346,790
	EUR	31,020,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	(244,016)
	JPY	295,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(141,835)
	JPY	550,920,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(75,542)
	JPY	549,390,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	53,420
	JPY	22,600,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	4,446
	JPY	30,400,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	209
	UBS, AG
	AUD	3,050,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	75,936
	AUD	3,050,000		—	4/12/21	6 month AUD-BBR-BBSW	6.61%	71,408
	CHF	30,584,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(308,783)

	Total							$(11,613,798)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

	TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Upfront		Fixed payments	Total return	Unrealized
	Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America, N.A.
		$9,953,643		$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(104,621)
		1,037,449		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,006
		1,084,578		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,400)
		1,037,449		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,006
		1,084,578		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,400)
		1,288,878		—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,371
		226,353		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,379)
	baskets	182,716	(F)	—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	(222,036)
	Barclays Bank PLC
		$935,642		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,944
		8,344,102		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(87,703)
		3,811,877		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(40,066)
		226,366		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,991
		5,869,700		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(61,695)
		820,623		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,625)
		2,069,450		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,553)
		2,075,801		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	24,167
		4,683,443		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(62,357)
		3,025,907		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,926
		2,244,202		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,153
		12,813,446		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(170,603)
		13,000,103		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	128,329
		225,769		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,009)
		2,620,000		—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,781)
		17,868,802		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(237,912)
		11,375,174		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	159,673
		5,130,949		—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	33,325
		12,254,041		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(128,800)
		11,594,151		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(121,864)
		20,339,982		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	236,800
		5,831,929		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	58,782
		13,476,754		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	156,898
		10,097,394		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	117,555
		5,032,857		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(52,899)
		30,114,577		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	297,272
		12,139,021		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(127,591)
		15,299,855		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(160,813)
		819,148		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,831
		2,657,991		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,409
		1,926,583		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,417
		11,526,286		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	65,188
		4,874,388		—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(42,313)
		3,543,474		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	20,040
	Citibank, N.A.
		1,009,612		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,764
		9,113,850		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(95,794)
		992,304		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(10,002)
		1,403,290		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,852
	baskets	753		—	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	(1,604,017)
	baskets	443,986		—	7/30/12	(3 month USD-LIBOR-BBA)	A basket (CGPUTSB6) of common stocks	0
	GBP	3,000,000		—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	126,454
	units	16,807		—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	1,317,045
	units	702		—	4/11/12	(3 month USD-LIBOR-BBA)	Russell 2000 Total Return Index	67,864
	Credit Suisse International
		$1,768,481		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,457
		1,805,830		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(18,202)
		7,162,199		20,144	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(58,094)
		2,565,474		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(16,663)
		1,084,578		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,400)
		1,037,033		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,002
		225,769		—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,009
		226,366		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,991)
	Deutsche Bank AG
		2,674,949		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	28,117
		3,012,563		—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	34,481
		2,565,474		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(16,663)
	Goldman Sachs International
		5,161,148		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	54,248
		1,500,000		—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	0
		1,500,000		—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(13,073)
		1,125,000		—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(10,837)
		3,187,378		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(33,502)
		3,012,563		—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(34,481)
		1,288,878		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(8,371)
		752,846		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	6,535
		2,490,862		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	26,181
		16,990,680		55,751	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(75,726)
	baskets	473,549		—	6/28/12	(1 month USD-LIBOR-BBA)	A basket (GSCBPCSL) of common stocks	(1,344,073)
	baskets	507,751		—	6/28/12	1 month USD-LIBOR-BBA	A basket (GSCBPINS) of common stocks	(461,573)
	baskets	15,197		—	7/13/12	(1 month USD-LIBOR-BBA minus 10 bp)	A basket (GSCBPINS) of common stocks	54,548
	UBS, AG
		$112,073		—	5/24/12	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily Total Return Net USD Index	(1,158,653)
	baskets	130,053		—	2/28/12	(3 month USD-LIBOR-BBA minus 0.25%)	iShares MSCI Emerging Markets Index	(122,174)
	baskets	476,409		—	7/5/12	(3 month USD-LIBOR-BBA plus 0.60%)	A basket (UBSEMBSK) of common stocks	(916,691)

	Total							$(4,495,760)
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Citibank, N.A.
	DJ CDX NA IG Series 16 Version 1 Index	BBB+	$(90,271)	$38,800,000	6/20/16	100 bp	$36,864
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(4,006)	450,000	12/20/19	(100 bp)	67,843
	Goldman Sachs International
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(747,462)	16,480,000	9/20/16	(100 bp)	9,392
	JPMorgan Chase Bank, N.A.
	Belgium Government International Bond, 4 1/4%, 9/28/14	—	(599,311)	20,280,000	3/20/16	(100 bp)	193,456

	Total						$307,555

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $743,152,881.
(b)	The aggregate identified cost on a tax basis is $743,152,881, resulting in gross unrealized appreciation and depreciation of $28,657,947 and $14,438,697, respectively, or net unrealized appreciation of $14,219,250.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $1,087,750, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $32,318 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $530,640,713 and $503,105,951, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $568,671,765 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 223,000,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 448,000,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $310,900,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $504,400,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,779,100,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $56,400,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $42,812,111 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $37,558,143.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,877,360	$—	$—
Capital goods	8,964,401	—	—
Communication services	6,653,446	—	—
Conglomerates	991,483	—	—
Consumer cyclicals	27,450,554	—	—
Consumer staples	22,751,902	—	—
Energy	23,532,008	1,087,750	—
Financials	25,110,531	—	—
Health care	21,450,254	—	—
Technology	37,713,791	—	—
Transportation	5,558,411	—	—
Utilities and power	7,479,030	—	—
Total common stocks	193,533,171	1,087,750	—
Asset-backed securities	$—	$—	$—
Asset-backed securities	—	32,124,409	—
Commodity linked notes	—	28,965,742	—
Corporate bonds and notes	—	117,391,038	—
Foreign government bonds and notes	—	12,985,520	—
Mortgage-backed securities	—	157,573,518	—
Purchased options outstanding	—	14,868,647	—
Senior loans	—	43,390,040	—
U.S. Government and Agency Mortgage Obligations	—	69,270,467	—
Short-term investments	64,355,563	126,416,898	—

Totals by level	$257,888,734	$604,074,029	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,931,933)	$—
Futures contracts	(407,180)	—	—
Written options	—	(40,989,057)
TBA sale commitments	—	(15,434,843)	—
Interest rate swap contracts	—	(11,936,718)	—
Total return swap contracts	—	(4,571,655)	—
Credit default contracts	—	1,748,605	—

Totals by level	$(407,180)	$(73,115,601)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$1,748,605	$—
Foreign exchange contracts	3,783,608	5,715,541
Equity contracts	4,576,309	5,950,990
Interest rate contracts	28,734,506	70,395,788

Total	$38,843,028	$82,062,319

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Airlines (1.8%)

AirAsia BHD (Malaysia)	69,100	$91,497

Cebu Air, Inc. (Philippines)	41,950	83,820

		175,317
Auto components (1.5%)

Hyundai Mobis (South Korea)	408	147,055

		147,055
Automobiles (1.2%)

Kia Motors Corp. (South Korea)	1,630	119,664

		119,664
Capital markets (0.8%)

Yuanta Financial Holding Co., Ltd. (Taiwan)(NON)	101,000	72,154

		72,154
Chemicals (0.8%)

Formosa Chemicals & Fibre Corp. (Taiwan)	22,000	79,728

		79,728
Commercial banks (25.4%)

Agricultural Bank of China, Ltd. (China)	448,000	243,139

China Construction Bank Corp. (China)	490,000	394,814

China Merchants Bank Co., Ltd. (China)	24,500	58,153

DBS Group Holdings, Ltd. (Singapore)	23,000	296,793

Industrial and Commercial Bank of China, Ltd. (China)	602,000	458,024

Industrial Bank of Korea (IBK) (South Korea)	11,340	195,221

Kasikornbank PCL NVDR (Thailand)	30,200	142,773

KB Financial Group, Inc. (South Korea)	4,409	219,551

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	247,500	200,853

Shinhan Financial Group Co., Ltd. (South Korea)	2,598	124,442

United Overseas Bank, Ltd. (Singapore)	7,000	118,945

		2,452,708
Commercial services and supplies (1.1%)

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	2,860	109,051

		109,051
Communications equipment (0.8%)

Wistron NeWeb Corp. (Taiwan)	21,000	74,283

		74,283
Computers and peripherals (1.4%)

Wistron Corp. (Taiwan)	82,064	138,028

		138,028
Construction and engineering (3.1%)

China State Construction International Holdings, Ltd. (China)	94,000	94,192

Daelim Industrial Co., Ltd. (South Korea)	961	114,850

KEPCO Engineering & Construction Co., Inc. (South Korea)	1,208	85,934

		294,976
Construction materials (5.0%)

BBMG Corp. (China)	89,500	129,989

China National Building Material Co., Ltd. (China)	98,000	196,904

Siam Cement PCL NVDR (Thailand)	11,900	152,017

		478,910
Diversified financial services (—%)

BGP Holdings PLC (Malta)(F)	132,965	191

		191
Electrical equipment (0.9%)

Harbin Power Equipment Co., Ltd. (China)	64,000	84,249

		84,249
Electronic equipment, instruments, and components (5.9%)

Hollysys Automation Technologies, Ltd. (China)(NON)	7,286	50,783

Hon Hai Precision Industry Co., Ltd. (Taiwan)	83,600	238,605

LG Display Co., Ltd. (South Korea)	3,400	87,556

Tripod Technology Corp. (Taiwan)	23,000	91,328

Unimicron Technology Corp. (Taiwan)	55,000	97,848

		566,120
Food products (1.9%)

Indofood Sukses Makmur Tbk PT (Indonesia)	111,500	83,273

Zhongpin, Inc. (China)(NON)	10,016	103,465

		186,738
Hotels, restaurants, and leisure (2.8%)

Genting Bhd (Malaysia)	39,400	143,635

Home Inns & Hotels Management, Inc. ADR (China)(NON)	3,241	124,908

		268,543
Household durables (0.2%)

Skyworth Digital Holdings, Ltd. (China)	34,000	21,899

		21,899
Independent power producers and energy traders (3.2%)

China Power New Energy Development Co., Ltd. (China)(NON)	1,636,000	97,605

China Resources Power Holdings Co., Ltd. (China)	52,000	101,277

China WindPower Group, Ltd. (China)(NON)	1,400,000	107,775

		306,657
Industrial conglomerates (1.5%)

Keppel Corp., Ltd. (Singapore)	15,400	141,652

		141,652
Internet and catalog retail (1.0%)

CJ O Shopping Co., Ltd. (South Korea)	365	97,802

		97,802
Internet software and services (2.8%)

Daum Communications Corp. (South Korea)	488	61,098

SouFun Holdings, Ltd. ADR (China)(NON)	3,618	75,254

Tencent Holdings, Ltd. (China)	5,000	130,099

		266,451
Machinery (5.9%)

BHI Co., Ltd. (South Korea)	4,189	79,664

China National Materials Co., Ltd. (China)	157,000	116,027

Lonking Holdings, Ltd. (China)	104,000	52,840

Samsung Heavy Industries Co., Ltd. (South Korea)	1,640	66,810

SembCorp Marine, Ltd. (Singapore)	26,000	116,660

Tata Motors, Ltd. (India)	6,321	135,618

		567,619
Media (1.2%)

Television Broadcasts, Ltd. (Hong Kong)	17,000	116,364

		116,364
Metals and mining (2.8%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	2,200	116,512

Sterlite Industries (India), Ltd. (India)	18,483	66,817

Sterlite Industries (India), Ltd. ADR (India)	5,800	85,666

		268,995
Multiline retail (2.0%)

Hyundai Department Store Co., Ltd. (South Korea)	645	112,568

PCD Stores Group, Ltd. (China)	340,000	82,011

		194,579
Oil, gas, and consumable fuels (4.0%)

CNOOC, Ltd. (China)	111,000	248,089

Straits Asia Resources, Ltd. (Singapore)	56,000	140,989

		389,078
Real estate management and development (6.1%)

C C Land Holdings, Ltd. (China)	279,000	104,884

Cheung Kong Holdings, Ltd. (Hong Kong)	6,000	91,685

Guangzhou R&F Properties Co., Ltd. (China)	90,400	116,682

Henderson Land Development Co., Ltd. (Hong Kong)	21,000	133,102

Midland Holdings, Ltd. (Hong Kong)	80,000	46,600

New World Development Co., Ltd. (Hong Kong)	67,000	98,686

		591,639
Semiconductors and semiconductor equipment (6.3%)

Samsung Electronics Co., Ltd. (South Korea)	646	517,143

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	38,000	94,883

		612,026
Software (2.8%)

AsiaInfo-Linkage, Inc. (China)(NON)	9,311	142,272

Perfect World Co., Ltd. ADR (China)(NON)	6,689	132,375

		274,647
Thrifts and mortgage finance (1.2%)

LIC Housing Finance, Ltd. (India)	24,640	118,460

		118,460
Trading companies and distributors (0.8%)

Noble Group, Ltd. (Hong Kong)	47,000	73,029

		73,029
Wireless telecommunication services (1.3%)

Bharti Airtel, Ltd. (India)	12,877	127,414

		127,414

Total common stocks (cost $9,199,105)		$9,416,026

SHORT-TERM INVESTMENTS (1.3%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)	123,562	$123,562

Total short-term investments (cost $123,562)		$123,562

TOTAL INVESTMENTS

Total investments (cost $9,322,667)(b)		$9,539,588

Key to holding's abbreviations
ADR	American Depository Receipts
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $9,654,187.
(b)	The aggregate identified cost on a tax basis is $9,346,502, resulting in gross unrealized appreciation and depreciation of $562,765 and $369,679, respectively, or net unrealized appreciation of $193,086.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $86 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,109,143 and $4,404,152, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	China	36.3%
	South Korea	22.4
	Taiwan	9.3
	Singapore	8.5
	Hong Kong	5.9
	India	5.6
	Indonesia	4.2
	Thailand	3.1
	Malaysia	2.5
	United States	1.3
	Philippines	0.9

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$965,906	$—	$—
Consumer staples	186,738	—	—
Energy	389,078	—	—
Financials	3,234,961	—	191
Industrials	1,445,893	—	—
Information technology	1,931,555	—	—
Materials	827,633	—	—
Telecommunication services	127,414	—	—
Utilities	306,657	—	—
Total common stocks	9,415,836	—	191
Short-term investments	123,562	—	—

Totals by level	$9,539,398	$—	$191

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (62.7%)(a)
		Shares	Value

Aerospace and defense (4.1%)

Northrop Grumman Corp.		418,763	$25,339,349

			25,339,349
Airlines (3.9%)

United Continental Holdings, Inc.(NON)(S)		1,334,100	24,173,892

			24,173,892
Biotechnology (1.9%)

Cubist Pharmaceuticals, Inc.(NON)		291,700	9,909,049

Sequenom, Inc.(NON)(S)		314,509	2,220,434

			12,129,483
Cable television (11.6%)

DISH Network Corp. Class A(NON)		2,438,554	72,254,355

			72,254,355
Chemicals (6.4%)

LyondellBasell Industries NV Class A (Netherlands)		603,711	23,822,436

OM Group, Inc.(NON)		139,500	5,061,060

W.R. Grace & Co.(NON)		212,800	10,733,627

			39,617,123
Consumer (1.1%)

SodaStream International, Ltd. (Israel)(NON)(S)		92,100	6,755,535

			6,755,535
Distribution (0.3%)

Rentrak Corp.(NON)		92,500	1,529,950

			1,529,950
Electronics (0.5%)

L-3 Communications Holdings, Inc.		39,100	3,093,592

			3,093,592
Energy (oil field) (0.1%)

Stallion Oilfield Holdings, Ltd.		10,433	459,052

			459,052
Gaming and lottery (0.6%)

Isle of Capri Casinos, Inc.(NON)		391,144	3,316,901

MTR Gaming Group, Inc.(NON)		95,337	281,244

			3,598,145
Health-care services (1.0%)

Lincare Holdings, Inc.(S)		240,550	6,155,675

			6,155,675
Household furniture and appliances (2.8%)

Select Comfort Corp.(NON)		1,047,942	17,626,384

			17,626,384
Lodging/Tourism (0.1%)

Metro-Goldwyn-Mayer Studios, Inc. Class A (acquired 10/28/10, cost $795,627)(RES)		36,206	795,627

			795,627
Machinery (1.6%)

Parker Hannifin Corp.		123,800	9,782,676

			9,782,676
Manufacturing (0.3%)

Ingersoll-Rand PLC		55,400	2,073,068

			2,073,068
Medical technology (1.3%)

OraSure Technologies, Inc.(NON)		603,900	5,555,880

STAAR Surgical Co.(NON)		603,861	2,747,568

			8,303,448
Oil and gas (5.7%)

Brigham Exploration Co.(NON)		205,700	6,541,260

Chesapeake Energy Corp.(S)		130,200	4,472,370

Plains Exploration & Production Co.(NON)		439,300	17,137,093

Rosetta Resources, Inc.(NON)(S)		143,322	7,419,780

			35,570,503
Pharmaceuticals (4.2%)

Biospecifics Technologies Corp.(NON)		127,031	2,783,249

Elan Corp. PLC ADR (Ireland)(NON)		811,600	8,976,296

Jazz Pharmaceuticals, Inc.(NON)		357,800	14,480,166

			26,239,711
Real estate (0.7%)

CreXus Investment Corp.(R)		423,970	4,455,925

			4,455,925
Restaurants (1.4%)

AFC Enterprises(NON)		513,622	7,935,460

Famous Dave's of America, Inc.(NON)		59,800	613,548

			8,549,008
Retail (0.6%)

K-Swiss, Inc. Class A(NON)(S)		339,300	3,616,938

			3,616,938
Telecommunications (11.7%)

EchoStar Corp. Class A(NON)		2,176,613	72,829,471

			72,829,471
Trucks and parts (0.8%)

Westport Innovations, Inc. (Canada)(NON)(S)		189,000	4,845,960

			4,845,960

Total common stocks (cost $339,144,878)			$389,794,870

CORPORATE BONDS AND NOTES (21.6%)(a)
		Principal amount	Value

Automotive (—%)

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	200,000	$299,320

			299,320
Banking (0.1%)

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017		$500,000	546,250

			546,250
Broadcasting (0.1%)

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		300,000	311,250

			311,250
Cable television (—%)

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		25,000	26,625

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)		225,000	253,125

			279,750
Chemicals (0.1%)

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		250,000	266,875

INEOS Group Holdings, Ltd. 144A company guaranty unsec. sub. notes 8 1/2s, 2016 (United Kingdom)		500,000	501,250

			768,125
Commercial and consumer services (0.3%)

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		2,015,000	1,828,613

			1,828,613
Computers (0.3%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,069,500	2,131,585

			2,131,585
Consumer services (0.1%)

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		350,000	361,375

			361,375
Containers (—%)

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 1/2s, 2016 (Luxembourg)		130,000	135,525

			135,525
Electric utilities (0.2%)

AES Corp. (The) 144A sr. notes 7 3/8s, 2021		1,000,000	1,035,000

			1,035,000
Electronics (0.2%)

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		700,000	763,000

Freescale Semiconductor, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2020		670,000	755,425

			1,518,425
Financial (0.1%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		500,000	525,000

			525,000
Forest products and packaging (0.1%)

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		270,000	243,000

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	70,000	112,854

			355,854
Gaming and lottery (18.3%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018		$1,070,000	957,650

FireKeepers Development Authority 144A sr. sec. notes 13 7/8s, 2015		450,000	518,513

MTR Gaming Group, Inc. company guaranty sr. notes 12 5/8s, 2014		4,545,000	4,760,888

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019		112,620,000	106,989,000

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2020		190,000	203,300

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015		105,000	108,150

			113,537,501
Homebuilding (—%)

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		265,000	261,025

			261,025
Lodging/Tourism (—%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		77,000	87,106

			87,106
Manufacturing (0.1%)

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.621s, 2015		20,000	19,200

RBS Global, Inc./Rexnord Corp. company guaranty unsec. sr. notes 8 1/2s, 2018		500,000	540,000

			559,200
Media (0.1%)

Affinion Group Holdings, Inc. 144A company guaranty sr. notes 11 5/8s, 2015		335,000	335,838

			335,838
Oil and gas (0.4%)

Compton Petroleum Finance Corp. company guaranty sr. unsec. notes 10s, 2017 (Canada)		151,450	112,073

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019		765,000	814,725

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		250,000	253,750

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		785,000	877,238

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016		200,000	222,000

			2,279,786
Power producers (0.2%)

Calpine Corp. 144A sr. notes 7 1/4s, 2017		174,000	178,350

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		1,300,000	884,000

			1,062,350
Retail (0.1%)

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017		1,000,000	925,000

			925,000
Technology services (0.3%)

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)		1,000,000	1,040,000

First Data Corp. 144A sr. bonds 12 5/8s, 2021		960,000	1,017,600

			2,057,600
Telecommunications (0.3%)

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021		500,000	515,000

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)		1,000,000	1,075,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021		335,000	354,263

			1,944,263
Telephone (0.2%)

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019		1,000,000	1,007,500

			1,007,500

Total corporate bonds and notes (cost $135,562,807)			$134,153,241

PREFERRED STOCKS (0.7%)(a)
		Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.		1,000	$908,500

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.(NON)(R)		125,733	3,646,257

Total preferred stocks (cost $3,029,472)			$4,554,757

SENIOR LOANS (0.6%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.23s, 2015		$680,000	$611,514

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014 (United Kingdom)		247,500	255,776

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013 (United Kingdom)		197,312	203,910

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014		115,000	120,942

Lightsquared LP bank term loan FRN 12s, 2014		2,000,000	1,845,000

OM Group, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		500,000	499,375

Telecordia Technologies, Inc. bank term loan FRN 6 3/4s, 2016		324,245	323,435

Total senior loans (cost $3,794,368)			$3,859,952

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
		Shares	Value

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		97,508	$2,559,585

Total convertible preferred stocks (cost $1,360,496)			$2,559,585

CONVERTIBLE BONDS AND NOTES (—%)(a)
		Principal amount	Value

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014		$200,000	$190,000

Total convertible bonds and notes (cost $171,566)			$190,000

SHORT-TERM INVESTMENTS (37.3%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)		38,169,450	$38,169,450

Putnam Money Market Liquidity Fund 0.05%(e)		113,983,031	113,983,031

U.S. Treasury Bills with an effective yield of 0.150%, October 20, 2011(SEG)(SEGSH)		$1,800,000	1,798,960

U.S. Treasury Bills with an effective yield of 0.135%, April 5, 2012(SEGSH)		13,000,000	12,987,910

U.S. Treasury Bills with an effective yield of 0.095%, December 1, 2011(SEGSH)		35,000,000	34,988,495

U.S. Treasury Bills with effective yields ranging from 0.119% to 0.151%, May 3, 2012(SEGSH)		30,000,000	29,968,605

Total short-term investments (cost $231,896,451)			$231,896,451

TOTAL INVESTMENTS

Total investments (cost $714,960,038)(b)			$767,008,856

FUTURES CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	40	$5,027,500	Sep-11	$(145,396)

Total				$(145,396)

Securities sold short at 7/31/11 (Unaudited)

INVESTMENT COMPANIES (0.8%)(a)	Shares	Value

Consumer Discretionary Select Sector SPDR Fund	130,300	$5,162,486

Total investment companies (proceeds $4,950,510)		$5,162,486

COMMON STOCKS (0.7%)(a)	Shares	Value

Lodging/Tourism (0.5%)
MGM Resorts International(NON)	195,300	$2,950,983

		2,950,983
Restaurants (0.2%)
Texas Roadhouse, Inc. Class A	93,100	1,538,012

		1,538,012

Total common stocks (proceeds $4,344,657)		$4,488,995

Total securities sold short (proceeds $9,295,167)		$9,651,481

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts
FRN	Floating Rate Notes
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $622,075,431.
(b)	The aggregate identified cost on a tax basis is $714,960,038, resulting in gross unrealized appreciation and depreciation of $71,308,242 and $19,259,424, respectively, or net unrealized appreciation of $52,048,818.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $795,627, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSH)	This security, in part or in entirety, was segregated for securities sold short at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $38,184,178. The fund received cash collateral of $38,169,450 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $14,380 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $173,934,062 and $163,433,192, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $14,678,981 to cover certain derivatives contracts and securities sold short.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The rates shown on FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to hedge interest rate risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 33 on futures contracts for the reporting period.
Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$39,617,123	$—	$—
Capital goods	42,041,053	—	—
Communication services	145,083,826	—	—
Consumer cyclicals	31,597,002	795,627	—
Consumer staples	10,078,958	—	—
Energy	35,570,503	459,052	—
Financials	4,455,925	—	—
Health care	52,828,317	—	—
Technology	3,093,592	—	—
Transportation	24,173,892	—	—
Total common stocks	388,540,191	1,254,679	—
Convertible bonds and notes	—	190,000	—
Convertible preferred stocks	—	2,559,585	—
Corporate bonds and notes	—	134,153,241	—
Preferred stocks	3,646,257	908,500	—
Senior loans	—	3,859,952	—
Short-term investments	113,983,031	117,913,420	—

Totals by level	$506,169,479	$260,839,377	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(145,396)	$—	$—
Securities sold short	(9,651,481)	—	—

Totals by level	$(9,796,877)	$—	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$—	$145,396

Total	$—	$145,396

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (71.2%)(a)
	Shares	Value

Aerospace and defense (5.0%)

L-3 Communications Holdings, Inc.	37,000	$2,927,440

Northrop Grumman Corp.	244,737	14,809,036

		17,736,476
Airlines (4.7%)

United Continental Holdings, Inc.(NON)(S)	928,600	16,826,232

		16,826,232
Biotechnology (2.6%)

Biospecifics Technologies Corp.(NON)	143,852	3,151,797

Cubist Pharmaceuticals, Inc.(NON)	175,000	5,944,750

		9,096,547
Chemicals (7.2%)

LyondellBasell Industries NV Class A (Netherlands)	381,200	15,042,152

OM Group, Inc.(NON)	83,300	3,022,124

W.R. Grace & Co.(NON)	151,100	7,621,484

		25,685,760
Communications equipment (11.8%)

EchoStar Corp. Class A(NON)	1,251,395	41,871,677

		41,871,677
Health-care equipment and supplies (1.5%)

OraSure Technologies, Inc.(NON)	362,100	3,331,320

STAAR Surgical Co.(NON)	419,147	1,907,119

		5,238,439
Health-care providers and services (1.4%)

Lincare Holdings, Inc.	195,500	5,002,845

		5,002,845
Hotels, restaurants, and leisure (3.5%)

AFC Enterprises(NON)	396,905	6,132,182

Famous Dave's of America, Inc.(NON)	132,200	1,356,372

Isle of Capri Casinos, Inc.(NON)	289,838	2,457,826

Lakes Entertainment, Inc.(NON)	422,923	921,972

MTR Gaming Group, Inc.(NON)	526,924	1,554,426

		12,422,778
Household durables (1.1%)

SodaStream International, Ltd. (Israel)(NON)	55,600	4,078,260

		4,078,260
Life sciences tools and services (1.0%)

Sequenom, Inc.(NON)(S)	487,609	3,442,520

		3,442,520
Machinery (2.9%)

Ingersoll-Rand PLC	37,900	1,418,218

Parker Hannifin Corp.	74,700	5,902,794

Westport Innovations, Inc. (Canada)(NON)(S)	114,000	2,922,960

		10,243,972
Media (13.6%)

DISH Network Corp. Class A(NON)	1,581,932	46,872,644

Rentrak Corp.(NON)	71,500	1,182,610

		48,055,254
Oil, gas, and consumable fuels (6.7%)

Brigham Exploration Co.(NON)	123,600	3,930,480

Chesapeake Energy Corp.	110,500	3,795,675

Plains Exploration & Production Co.(NON)	265,800	10,368,858

Rosetta Resources, Inc.(NON)	108,502	5,617,149

		23,712,162
Pharmaceuticals (4.4%)

Elan Corp. PLC ADR (Ireland)(NON)	636,900	7,044,114

Jazz Pharmaceuticals, Inc.(NON)	213,400	8,636,298

		15,680,412
Specialty retail (3.0%)

Select Comfort Corp.(NON)	638,740	10,743,607

		10,743,607
Textiles, apparel, and luxury goods (0.8%)

K-Swiss, Inc. Class A(NON)	266,400	2,839,824

		2,839,824

Total common stocks (cost $215,178,388)		$252,676,765

PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.(NON)(R)	33,185	$962,365

Total preferred stocks (cost $797,767)		$962,365

SHORT-TERM INVESTMENTS (30.2%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for effective yields ranging from 0.12% to 0.15%, May 3, 2012(SEGSH)	$20,000,000	$19,979,070

U.S. Treasury Bills for an effective yield of 0.14%, April 5, 2012(SEGSH)	12,000,000	11,988,840

U.S. Treasury Bills for an effective yield of 0.10%, December 1, 2011(SEGSH)	15,000,000	14,995,069

Putnam Cash Collateral Pool, LLC 0.17%(d)	7,045,675	7,045,675

Putnam Money Market Liquidity Fund 0.05%(e)	53,084,793	53,084,793

Total short-term investments (cost $107,093,447)		$107,093,447

TOTAL INVESTMENTS

Total investments (cost $323,069,602)(b)		$360,732,577

Securities sold short at 7/31/11 (Unaudited)

COMMON STOCKS (0.9%)(a)	Shares	Value

Hotels, restaurants, and leisure (0.9%)
MGM Resorts International(NON)	142,100	2,147,131
Texas Roadhouse, Inc. Class A	60,800	1,004,416

		3,151,547

Total common stocks (cost $3,033,686)		$3,151,547

INVESTMENT COMPANIES (0.9%)(a)	Shares	Value

Consumer Discretionary Select Sector SPDR Fund	77,800	$3,082,436

Total investment companies (cost $2,955,869)		$3,082,436

Total securities sold short (proceeds $5,989,555)		$6,233,983

Key to holding's abbreviations
ADR	American Depository Receipts
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $354,735,089.
(b)	The aggregate identified cost on a tax basis is $323,069,602, resulting in gross unrealized appreciation and depreciation of $48,139,119 and $10,476,144, respectively, or net unrealized appreciation of $37,662,975.
(NON)	Non-income-producing security.
(SEGSH)	These securities, in part or in entirety, were segregated for securities sold short at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,954,548. The fund received cash collateral of $7,045,675 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,658 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $99,474,504 and $99,853,141, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $6,233,983 to cover securities sold short.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments, including securities sold short, if any for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management. does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$78,139,723	$—	$—
Energy	23,712,162	—	—
Health care	38,460,763	—	—
Industrials	44,806,680	—	—
Information technology	41,871,677	—	—
Materials	25,685,760	—	—
Total common stocks	252,676,765	—	—
Preferred stocks	962,365	—	—
Short-term investments	53,084,793	54,008,654	—

Totals by level	$306,723,923	$54,008,654	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Securities sold short	$(6,233,983)	$—	$—

Totals by level	$(6,233,983)	$—	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolios
7/31/11 (Unaudited)

	Shares	Value

Global Sector Funds 99.7%*

Putnam Global Consumer Fund (Class Y)	32,549	$508,094

Putnam Global Financials Fund (Class Y)	40,601	479,908

Putnam Global Health Care Fund (Class Y)	4,988	247,006

Putnam Global Industrials Fund (Class Y)	18,302	275,814

Putnam Global Natural Resources Fund (Class Y)	20,384	480,448

Putnam Global Technology Fund (Class Y)	18,396	291,213

Putnam Global Telecommunications Fund (Class Y)	8,063	111,109

Putnam Global Utilities Fund (Class Y)	9,319	98,498

Total Global Sector Funds (cost $2,387,442)		$2,492,090

Fixed Income Funds 0.3%*

Putnam Money Market Fund (Class A)	7,750	$7,750

Total Fixed Income Funds (cost $7,750)		$7,750

Total Investments (cost $2,395,192)(a)		$2,499,840

Notes to the Fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(*)	Percentages indicated are based on net assets of $2,499,223.
(a)	The aggregate identified cost on a tax basis is $2,405,677, resulting in gross unrealized appreciation and depreciation of $136,322 and $42,159, respectively, or net unrealized appreciation of $94,163.
Security valuation The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Global sector funds	$2,492,090	$—	$—
Fixed income funds	7,750	—	—

Totals by level	$2,499,840	$—	$—

Transactions with affiliated issuers
Putnam Global Sector Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Market Value at end of reporting period
Putnam Global Consumer Fund	$297,562	$79,361	$3,527	$508,094
Putnam Global Financials Fund	325,338	83,745	4,158	479,908
Putnam Global Health Care Fund	149,232	40,115	—	247,006
Putnam Global Industrials Fund	167,465	44,873	2,346	275,814
Putnam Global Natural Resources Fund	253,784	73,513	6,948	480,448
Putnam Global Technology Fund	173,646	48,066	—	291,213
Putnam Global Telecommunications Fund	61,627	17,229	2,028	111,109
Putnam Global Utilities Fund	61,816	16,941	2,190	98,498
Putnam Money Market Fund	8,400	6,229	—	7,750

Totals	$1,498,870	$410,072	$21,197	$2,499,840

Market values are shown for those securities affiliated at period end.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Multi Cap Core Fund

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Aerospace and defense (3.3%)

Embraer SA ADR (Brazil)	702	$20,723

General Dynamics Corp.	368	25,076

Honeywell International, Inc.	460	24,426

L-3 Communications Holdings, Inc.	379	29,986

Northrop Grumman Corp.	595	36,003

Precision Castparts Corp.	255	41,152

Raytheon Co.	276	12,345

United Technologies Corp.	420	34,793

		224,504
Air freight and logistics (0.3%)

United Parcel Service, Inc. Class B	276	19,105

		19,105
Airlines (0.6%)

Spirit Airlines, Inc.(NON)	2,225	29,148

United Continental Holdings, Inc.(NON)	524	9,495

		38,643
Auto components (0.4%)

Autoliv, Inc. (Sweden)	461	30,500

		30,500
Automobiles (0.4%)

Ford Motor Co.(NON)	1,356	16,557

General Motors Co.(NON)	483	13,369

		29,926
Beverages (2.3%)

Coca-Cola Co. (The)	898	61,073

Coca-Cola Enterprises, Inc.	1,882	52,903

Constellation Brands, Inc. Class A(NON)	759	15,476

PepsiCo, Inc.	405	25,936

		155,388
Biotechnology (1.9%)

Amgen, Inc.(NON)	446	24,396

Biogen Idec, Inc.(NON)	264	26,894

Celgene Corp.(NON)	368	21,822

Cubist Pharmaceuticals, Inc.(NON)	488	16,577

Human Genome Sciences, Inc.(NON)	552	11,598

United Therapeutics Corp.(NON)	536	30,756

		132,043
Capital markets (2.4%)

Apollo Global Management, LLC. Class A	1,294	22,399

BlackRock, Inc.	197	35,157

Goldman Sachs Group, Inc. (The)	393	53,043

Morgan Stanley	741	16,487

State Street Corp.	896	37,157

		164,243
Chemicals (3.4%)

Albemarle Corp.	558	37,152

Celanese Corp. Ser. A	636	35,063

Dow Chemical Co. (The)	893	31,139

E.I. du Pont de Nemours & Co.	741	38,102

Eastman Chemical Co.	163	15,744

Huntsman Corp.	1,371	26,186

LyondellBasell Industries NV Class A (Netherlands)	747	29,477

Monsanto Co.	234	17,194

		230,057
Commercial banks (2.2%)

Bancorp, Inc.(NON)	1,796	16,164

Comerica, Inc.	510	16,335

Fifth Third Bancorp	2,422	30,638

PNC Financial Services Group, Inc.	582	31,597

Popular, Inc. (Puerto Rico)(NON)	5,474	13,138

Wells Fargo & Co.	1,561	43,614

		151,486
Communications equipment (1.8%)

Cisco Systems, Inc.	2,082	33,250

Juniper Networks, Inc.(NON)	417	9,754

Motorola Solutions, Inc.	280	12,569

Qualcomm, Inc.	918	50,288

Sycamore Networks, Inc.(NON)	859	16,922

		122,783
Computers and peripherals (3.9%)

Apple, Inc.(NON)	279	108,944

EMC Corp.(NON)	1,614	42,093

Hewlett-Packard Co.	1,410	49,576

SanDisk Corp.(NON)	919	39,085

Seagate Technology	1,757	24,405

		264,103
Construction and engineering (0.6%)

Fluor Corp.	253	16,073

KBR, Inc.	703	25,062

		41,135
Consumer finance (2.1%)

Air Lease Corp.(NON)	699	17,077

Capital One Financial Corp.	2,001	95,648

Discover Financial Services	1,287	32,960

		145,685
Containers and packaging (0.2%)

Rock-Tenn Co. Class A	260	15,980

		15,980
Diversified financial services (3.2%)

Bank of America Corp.	2,465	23,935

Citigroup, Inc.	1,125	43,133

CME Group, Inc.	92	26,605

JPMorgan Chase & Co.	1,821	73,659

Leucadia National Corp.	782	26,330

Nasdaq OMX Group, Inc. (The)(NON)	950	22,867

		216,529
Diversified telecommunication services (1.9%)

AT&T, Inc.	1,067	31,220

CenturyLink, Inc.	674	25,012

Iridium Communications, Inc.(NON)	3,125	26,656

Verizon Communications, Inc.	1,318	46,512

		129,400
Electric utilities (1.0%)

Edison International	687	26,154

Entergy Corp.	603	40,280

		66,434
Electrical equipment (0.5%)

GrafTech International, Ltd.(NON)	1,054	20,300

Rockwell Automation, Inc.	197	14,137

		34,437
Electronic equipment, instruments, and components (0.9%)

Hollysys Automation Technologies, Ltd. (China)(NON)(S)	1,555	10,838

KEMET Corp.(NON)	1,291	15,750

TE Connectivity, Ltd. (Switzerland)	536	18,454

TTM Technologies, Inc.(NON)	1,099	15,221

		60,263
Energy equipment and services (3.4%)

Ensco International PLC ADR (United Kingdom)	460	24,495

National Oilwell Varco, Inc.	830	66,873

Oceaneering International, Inc.	796	34,387

Schlumberger, Ltd.	1,023	92,449

Weatherford International, Ltd. (Switzerland)(NON)	566	12,407

		230,611
Food and staples retail (2.1%)

Chefs' Warehouse Holdings, Inc.(NON)	957	16,987

CVS Caremark Corp.	646	23,482

Safeway, Inc.	1,109	22,369

Walgreen Co.	955	37,283

Wal-Mart Stores, Inc.	749	39,480

		139,601
Food products (1.1%)

Diamond Foods, Inc.	365	26,130

H.J. Heinz Co.	592	31,163

Zhongpin, Inc. (China)(NON)	1,857	19,183

		76,476
Health-care equipment and supplies (2.4%)

Baxter International, Inc.	919	53,458

Covidien PLC (Ireland)	709	36,010

Medtronic, Inc.	1,150	41,458

St. Jude Medical, Inc.	258	11,997

Zimmer Holdings, Inc.(NON)	319	19,146

		162,069
Health-care providers and services (2.4%)

Aetna, Inc.	817	33,897

AmerisourceBergen Corp.	387	14,826

Coventry Health Care, Inc.(NON)	579	18,528

Lincare Holdings, Inc.	1,092	27,944

McKesson Corp.	228	18,495

Tenet Healthcare Corp.(NON)	3,228	17,948

UnitedHealth Group, Inc.	336	16,676

WellPoint, Inc.	244	16,482

		164,796
Hotels, restaurants, and leisure (1.6%)

Carnival Corp.	614	20,446

Denny's Corp.(NON)	3,033	11,556

McDonald's Corp.	424	36,668

Tim Hortons, Inc. (Canada)	395	18,932

Wyndham Worldwide Corp.	642	22,207

		109,809
Household products (1.3%)

Colgate-Palmolive Co.	389	32,824

Procter & Gamble Co. (The)	930	57,186

		90,010
Independent power producers and energy traders (0.9%)

AES Corp. (The)(NON)	2,602	32,031

Constellation Energy Group, Inc.	732	28,424

		60,455
Industrial conglomerates (2.4%)

General Electric Co.	6,267	112,242

Tyco International, Ltd.	1,212	53,679

		165,921
Insurance (2.7%)

ACE, Ltd.	440	29,471

Assurant, Inc.	366	13,037

Brown & Brown, Inc.	953	20,785

Hartford Financial Services Group, Inc. (The)	644	15,082

MetLife, Inc.	1,011	41,663

Prudential Financial, Inc.	466	27,345

RenaissanceRe Holdings, Ltd.	276	19,207

Transatlantic Holdings, Inc.	330	16,899

		183,489
Internet and catalog retail (0.6%)

Priceline.com, Inc.(NON)	78	41,937

		41,937
Internet software and services (0.6%)

Google, Inc. Class A(NON)	67	40,447

		40,447
IT Services (3.1%)

Accenture PLC Class A	748	44,237

Alliance Data Systems Corp.(NON)	276	27,142

Camelot Information Systems, Inc. ADS (China)(NON)	1,833	21,538

IBM Corp.	442	80,378

Unisys Corp.(NON)	644	13,376

Western Union Co. (The)	1,189	23,078

		209,749
Leisure equipment and products (0.3%)

Hasbro, Inc.	591	23,380

		23,380
Life sciences tools and services (0.9%)

Agilent Technologies, Inc.(NON)	828	34,908

Bruker Corp.(NON)	1,008	17,358

Thermo Fisher Scientific, Inc.(NON)	160	9,614

		61,880
Machinery (2.3%)

Caterpillar, Inc.	437	43,171

CNH Global NV (Netherlands)(NON)	397	15,142

Deere & Co.	153	12,012

Ingersoll-Rand PLC	569	21,292

Navistar International Corp.(NON)	302	15,496

Parker Hannifin Corp.	617	48,755

		155,868
Media (4.0%)

CBS Corp. Class B	1,754	48,007

Comcast Corp. Class A	1,045	25,101

DIRECTV Class A(NON)	556	28,178

Interpublic Group of Companies, Inc. (The)	3,462	33,962

McGraw-Hill Cos., Inc. (The)	460	19,136

News Corp. Class A	2,426	38,865

Omnicom Group, Inc.	301	14,123

Time Warner Cable, Inc.	276	20,234

Walt Disney Co. (The)	1,086	41,941

		269,547
Metals and mining (1.4%)

Dia Bras Exploration, Inc. (Canada)(NON)	7,352	22,317

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	952	50,418

Teck Resources Limited Class B (Canada)	402	19,875

		92,610
Multiline retail (0.4%)

Target Corp.	491	25,282

		25,282
Multi-utilities (0.6%)

Ameren Corp.	1,382	39,829

		39,829
Oil, gas, and consumable fuels (9.2%)

Alpha Natural Resources, Inc.(NON)	617	26,352

American Midstream Partners LP(NON)	3,000	62,640

Apache Corp.	170	21,032

Chevron Corp.	862	89,665

Cobalt International Energy, Inc.(NON)	2,661	32,784

Exxon Mobil Corp.	884	70,534

Kosmos Energy, Ltd.(NON)	1,170	17,772

Linn Energy, LLC (Units)	413	16,532

Marathon Oil Corp.	1,008	31,218

Marathon Petroleum Corp.(NON)	504	22,070

Noble Energy, Inc.	255	25,418

Occidental Petroleum Corp.	805	79,035

Oiltanking Partners LP (Unit)(NON)	1,284	30,636

Scorpio Tankers, Inc. (Monaco)(NON)	737	5,446

Sunoco, Inc.	353	14,349

Tesoro Logistics LP (Units)(NON)	1,126	27,700

Voc Energy Trust (Unit)(NON)	2,298	51,935

		625,118
Paper and forest products (0.4%)

International Paper Co.	884	26,255

		26,255
Personal products (0.3%)

Estee Lauder Cos., Inc. (The) Class A	199	20,877

		20,877
Pharmaceuticals (4.5%)

Abbott Laboratories	442	22,683

Jazz Pharmaceuticals, Inc.(NON)	580	23,473

Johnson & Johnson	1,105	71,593

Merck & Co., Inc.	1,888	64,437

Pfizer, Inc.	5,146	99,009

Viropharma, Inc.(NON)	1,243	22,473

		303,668
Professional services (0.3%)

Equifax, Inc.	603	20,719

		20,719
Real estate investment trusts (REITs) (2.1%)

Chesapeake Lodging Trust	1,838	30,327

CreXus Investment Corp.	3,326	34,956

HCP, Inc.	264	9,697

Two Harbors Investment Corp.	5,000	49,000

Weyerhaeuser Co.	1,066	21,309

		145,289
Road and rail (1.1%)

Avis Budget Group, Inc.(NON)	919	13,886

CSX Corp.	1,065	26,167

Hertz Global Holdings, Inc.(NON)	854	12,016

Union Pacific Corp.	243	24,903

		76,972
Semiconductors and semiconductor equipment (2.4%)

Advanced Micro Devices, Inc.(NON)	3,251	23,862

Applied Materials, Inc.	1,575	19,404

First Solar, Inc.(NON)	77	9,104

Intel Corp.	1,287	28,739

Lam Research Corp.(NON)	522	21,339

Novellus Systems, Inc.(NON)	736	22,845

Texas Instruments, Inc.	1,289	38,348

		163,641
Software (3.7%)

Adobe Systems, Inc.(NON)	1,548	42,911

BMC Software, Inc.(NON)	912	39,417

CA, Inc.	690	15,387

Kofax PLC (United Kingdom)(NON)	2,649	15,754

Microsoft Corp.	2,472	67,733

Oracle Corp.	2,200	67,276

		248,478
Specialty retail (2.9%)

ANN, Inc.(NON)	1,111	28,819

Bed Bath & Beyond, Inc.(NON)	344	20,121

Best Buy Co., Inc.	817	22,549

Chico's FAS, Inc.	1,443	21,775

GNC Holdings, Inc. Class A(NON)	679	17,111

Limited Brands, Inc.	604	22,867

Lowe's Cos., Inc.	1,635	35,283

Williams-Sonoma, Inc.	707	26,173

		194,698
Textiles, apparel, and luxury goods (0.9%)

Coach, Inc.	468	30,214

VF Corp.	278	32,470

		62,684
Thrifts & Mortgage Finance (0.3%)

United Financial Bancorp, Inc.	1,180	18,396

		18,396
Tobacco (1.4%)

Lorillard, Inc.	187	19,863

Philip Morris International, Inc.	1,090	77,577

		97,440

Total common stocks (cost $6,289,064)		$6,620,645

INVESTMENT COMPANIES (0.8%)(a)
	Shares	Value

iShares Russell 3000 Index Fund(S)	678	$52,186

Total investment companies (cost $54,283)		$52,186

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

PPL Corp. $4.375 cv. pfd.	311	$17,077

Unisys Corp. Ser. A, 6.25% cv. pfd.	61	4,133

Total convertible preferred stocks (cost $21,650)		$21,210

SHORT-TERM INVESTMENTS (4.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	56,975	$56,975

Putnam Money Market Liquidity Fund 0.05%(e)	257,119	257,119

Total short-term investments (cost $314,094)		$314,094

TOTAL INVESTMENTS

Total investments (cost $6,679,091)(b)		$7,008,135

Key to holding's abbreviations
ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $6,804,639.
(b)	The aggregate identified cost on a tax basis is $6,680,019, resulting in gross unrealized appreciation and depreciation of $572,908 and $244,792, respectively, or net unrealized appreciation of $328,116.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $55,243. The fund received cash collateral of $56,975 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $29 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $451,767 and $580,133, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$787,763	$—	$—
Consumer staples	579,792	—	—
Energy	855,729	—	—
Financials	1,025,117	—	—
Health care	824,456	—	—
Industrials	777,304	—	—
Information technology	1,093,710	15,754	—
Materials	364,902	—	—
Telecommunication services	129,400	—	—
Utilities	166,718	—	—
Total common stocks	6,604,891	15,754	—
Convertible preferred stocks	—	21,210	—
Investment Companies	52,186	—	—
Short-term investments	257,119	56,975	—

Totals by level	$6,914,196	$93,939	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011